Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Prospectus   |   April 30, 2020

Share Class	Ticker Symbol
Class I	MFIPX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Core Plus Fixed Income Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Core Plus Fixed Income Portfolio

Investment Objective

The Fund seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed-income securities.

Fees and Expenses of the Fund (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.38%
Distribution (12b-1) Fee	None
Other Expenses	0.39%
Total Annual Fund Operating Expenses*	0.77%
Fee Waiver and/or Expense Reimbursement*	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.70%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Core Plus Fixed Income Portfolio	$ 72	$ 239	$ 421	$ 948
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 231% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s assets will be invested in fixed-income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The Adviser invests primarily in a diversified mix of U.S. dollar-denominated investment grade fixed-income securities, particularly U.S. government, corporate, municipal, mortgage- and asset-backed securities. The Fund will ordinarily seek to maintain an average weighted maturity between five and ten years.

The Adviser employs a value approach toward fixed-income investing and evaluates the relative attractiveness among corporate, mortgage and U.S. government securities, and also may invest in non-dollar-denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Fund may engage in frequent trading to achieve its investment objective.

The Fund’s investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team’s fundamental investment analysis framework. The Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.

The Fund may invest opportunistically in fixed-income securities that are rated below “investment grade” or are not rated, but are of equivalent quality. These fixed-income securities are often referred to as “high yield securities” or “junk bonds.” High yield securities

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Morgan Stanley Variable Insurance Fund | Fund Summary

Core Plus Fixed Income Portfolio (Con’t)

are fixed-income securities rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), below BBB- by S&P Global Ratings Group, a division of S&P Global Inc. (“S&P”), below BBB- by Fitch Ratings, Inc. (“Fitch”) or, if unrated, considered by the Adviser to be of equivalent quality. The Fund may also invest in loan-related investments, such as public bank loans made by banks or other financial institutions and loan participations and assignments, which may be rated investment grade or below investment grade. In addition, the Fund may invest in convertible securities.

The Fund’s mortgage securities may include collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBS”), stripped mortgage-backed securities (“SMBS”) and inverse floating rate obligations (“inverse floaters”). In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBAs”). The Fund may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Fund may invest may be denominated in currencies other than U.S. dollars. The Fund may also invest in restricted and illiquid securities.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund is not limited as to the maturities of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).

•	Municipal Securities. Municipal securities include both general obligation and revenue bonds. General obligation bonds are secured by the issuer’s full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from revenues derived from a specified revenue source, and therefore are subject to the risk that the revenues so derived will not be sufficient to meet interest and/or principal payment obligations. The value of municipal securities may be affected by political changes as well as uncertainties related to legislative developments, the rights of municipal security holders and taxation. Municipal securities and their issuers may be more susceptible to downgrade, default and bankruptcy as a result of recent periods of economic stress. Municipal securities also involve the risk that an issuer may call the securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest.

•	High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered

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Morgan Stanley Variable Insurance Fund  |  Fund Summary

Core Plus Fixed Income Portfolio (Con’t)

speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

•	Loan-Related Investments. In addition to risks generally associated with debt investments, loan-related investments such as public bank loans and loan participations and assignments are subject to other risks. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Fund, and a potential decrease in the Fund’s net asset value per share (“NAV”). The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk. These bank loans may exhibit greater price volatility as well.

•	Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage-backed securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in NAV. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. Investments in mortgage-backed securities may give rise to a form of leverage (indebtedness) and may cause the Fund’s portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged.

•	Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal.

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Morgan Stanley Variable Insurance Fund | Fund Summary

Core Plus Fixed Income Portfolio (Con’t)

If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

•	Portfolio Turnover. Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Fund to incur additional transaction costs.

•	Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund’s investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years (Class I)

Commenced operations on January 2, 1997

High Quarter	03/31/19	3.86%
Low Quarter	12/31/16	-2.38%

Average Annual Total Returns (Class I)1

(for the calendar periods ended December 31, 2019)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return before Taxes	10.88%	4.29%	5.09%
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)[2]	8.72%	3.05%	3.75%

(1)

During 2016 and 2019, the Fund received proceeds related to certain non-recurring litigation settlements. Had these settlements not occurred, the one, five and 10 year returns for such periods would have been lower. Please refer to the Financial Highlights for further information.

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Morgan Stanley Variable Insurance Fund  |  Fund Summary

Core Plus Fixed Income Portfolio (Con’t)

(2)

The Bloomberg Barclays U.S. Aggregate Index tracks the performance of U.S. government agency and Treasury securities, investment grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of the Taxable Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Neil Stone	Managing Director	January 2011
Joseph Mehlman	Managing Director	April 2013
Matthew Dunning	Executive Director	October 2014
Jim Caron	Managing Director	May 2015
Gregory Finck	Managing Director	May 2015

Purchase and Sale of Fund Shares

The Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

The Fund offers its shares only to insurance companies (either directly or indirectly through other variable insurance funds) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity or variable life insurance contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable annuity or variable life insurance contracts. Shareholders should ask their salesperson or visit their insurance company’s web site for more information.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Core Plus Fixed Income Portfolio

Investment Objective

The Fund seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed-income securities.

Approach

The Adviser, invests primarily in a diversified mix of U.S. dollar denominated investment grade fixed-income securities, particularly U.S. government, corporate, municipal, mortgage and asset-backed securities. The Fund will ordinarily seek to maintain an average weighted maturity between five and ten years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Fund within a range relative to its benchmark.

The Fund may invest opportunistically in fixed-income securities that are rated below “investment grade” or are not rated, but are of equivalent quality. These fixed-income securities are often referred to as “high yield securities” or “junk bonds.” High yield securities are fixed-income securities rated below Baa3 by Moody’s, below BBB- by S&P or below BBB- by Fitch, or if unrated, considered by the Adviser to be of equivalent quality. The Fund may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Fund may also invest may be denominated in currencies other than U.S. dollars.

The Fund may also invest in loan-related investments, such as public bank loans made by banks or other financial institutions and loan participations and assignments, which may be rated investment grade or below investment grade. The Fund’s mortgage securities may include CMOs, CMBS, SMBS, inverse floaters and those purchased on a “TBA” basis. In addition, the Fund may invest in convertible securities.

The Fund may purchase certain non-publicly traded “restricted” securities. These securities may include “Rule 144A” securities which are exempt from registration and that may only be resold to qualified institutional buyers and other restricted securities. The Fund may invest in illiquid securities, including restricted securities that are illiquid. The Fund may invest an unlimited amount in restricted securities that are considered by the Adviser to be liquid.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Process

The Adviser employs a value approach toward fixed-income investing. The Adviser’s research teams evaluate the relative attractiveness among corporate, mortgage and U.S. government securities, and also may consider the relative attractiveness of non-dollar denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Adviser’s management team builds an investment portfolio designed to take advantage of its judgment on these factors, while seeking to balance the overall risk of the Fund. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities. The Fund may engage in frequent trading of securities to achieve its investment objective.

The Fund’s investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team’s fundamental investment analysis framework. The Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in fixed-income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The percentage limitations relating to the composition of the Fund apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Core Plus Fixed Income Portfolio (Con’t)

associated with a portfolio of fixed-income securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of the security (or portfolio) for a given change in the interest rate spread (difference) between U.S. Treasury and non-Treasury securities. Prices of fixed-income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

The Fund’s investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets, especially if the currency risk is not hedged. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the country. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

The Fund may invest in municipal securities. Municipal securities are fixed-income securities issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. However, the Fund may purchase municipal securities that pay interest that is subject to the federal alternative minimum tax, and securities on which the interest payments are taxable. General obligation bonds are secured by the issuer’s full faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. These bonds involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. The value of municipal securities may be affected by political changes as well as uncertainties related to taxation, legislative developments and the rights of municipal security holders. Municipal securities and issuers of municipal securities may be more susceptible to downgrade, default and bankruptcy as a result of recent periods of economic stress. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest.

The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

Certain loans may be illiquid, meaning the Fund may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a loan has been deemed illiquid, it will be subject to the Fund’s restrictions on investment in illiquid securities. The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because some loans may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed-income instruments or equity securities. In the case of extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s

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Morgan Stanley Variable Insurance Fund | Details of the Fund

Core Plus Fixed Income Portfolio (Con’t)

redemption obligations for a period after the sale of the loans and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations. Loans are subject to the risk of default in the payment of interest or principal, which would result in a reduction of income to the Fund, and a potential decrease in the Fund’s NAV. Although a loan may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid or lose all or substantially all of its value subsequent to investment. Certain loans may not be considered securities under the federal securities laws and, therefore, investments in such loans may not be subject to certain protections under those laws.

Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. The Fund’s return may be reduced if prepayments occur and the Fund has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Fund’s mortgage securities. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in NAV. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-backed securities are also subject to the risk of delinquencies on mortgage loans underlying such securities and an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Investments in TBAs may give rise to a form of leverage. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. Further, TBAs may cause the Fund’s portfolio turnover rate to appear higher.

Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

The Fund’s investments may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. There is additional risk to the extent that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

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Core Plus Fixed Income Portfolio (Con’t)

A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Fund to incur additional transaction costs.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., the novel coronavirus outbreak, epidemics and other pandemics), terrorism, conflicts and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.

Fixed-Income Securities

Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.

Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.

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Additional Risk Factors and Information (Con’t)

Credit and Interest Rate Risk

All fixed-income securities, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of Fund assets. The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates.

Mortgage-Backed Securities

Mortgage securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio.

The Fund may invest in mortgage securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities are either direct obligations of the U.S. Government or the issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations although it is not legally required to extend credit to the agency or instrumentality. Certain of these mortgage securities purchased by the Fund, such as those issued by the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration, are backed by the full faith and credit of the United States. Other of these mortgage securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), are not backed by the full faith and credit of the United States and there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including its guaranty obligations, associated with its mortgage-backed securities. No assurance can be given that these initiatives will be successful. The maximum potential liability of the issuers of some of the mortgage securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

To the extent the Fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in such pools. However, timely payment of interest and principal of these pools may be supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of intent. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Mortgage pools underlying mortgage securities offered by non-governmental issuers more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government-sponsored entity guarantee is not available. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A, have also performed poorly.

Non-agency mortgage-backed securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the

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Additional Risk Factors and Information (Con’t)

value of the underlying mortgage loans. Non-agency mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively “Mortgage Assets”). Payments of principal and interest on the Mortgage Assets and any reinvestment income are used to make payments on the CMOs. CMOs are issued in multiple classes. Each class has a fixed or floating rate and a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the classes in a number of different ways. Certain classes will, as a result of the allocation, have more predictable cash flows than others. As a general matter, the more predictable the cash flow, the lower the yield relative to other Mortgage Assets. The less predictable the cash flow, the higher the yield and the greater the risk. The Fund may invest in any class of CMO, including classes that vary inversely with interest rates and may be more volatile and sensitive to prepayment rates.

The principal and interest on the Mortgage Assets comprising a CMO may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to the prevailing market yields on the Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile and may increase or decrease in value substantially with changes in interest rates and/or the rates of prepayment. Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, the Fund could sustain a loss.

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Investments in each class of SMBS are extremely sensitive to changes in interest rates. IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Fund invests in SMBS and interest rates move in a manner not anticipated by management, it is possible that the Fund could lose all or substantially all of its investment.

CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of their remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan or sale of the property. An extension of a final payment on commercial mortgages will increase the average life of the CMBS, generally resulting in a lower yield for discount bonds and a higher yield for premium bonds.

CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in the CMBS market than in the residential mortgage market; commercial real estate property loans often contain provisions that substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

Inverse floaters are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases.

Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Asset-Backed Securities

Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are pooled and securitized in pass-through structures similar to pass-through structures developed with respect to mortgage securitizations. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates, although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Municipal Securities

Municipal securities are fixed-income securities issued by local, state and regional governments that provide interest income that is exempt from federal income taxes. However, the Fund may purchase municipal securities that pay interest that is subject to the federal alternative minimum tax, and securities on which the interest payments are taxable. General obligation bonds are secured by the issuer’s full faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. These bonds involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. The value of municipal securities may be affected by political changes as well as uncertainties related to taxation, legislative developments and the rights of municipal security holders. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest.

Loan-Related Investments

Loan-related investments may include, without limitation, public bank loans made by banks or other financial institutions and loan participations and assignments. Such investments may be rated investment grade or below investment grade. To the extent these investments are second lien loans, which are lower in priority to senior loans, but have seniority in a company’s capital structure to other liabilities, the company would be required to pay down these second lien loans prior to other lower-ranked claims on their assets. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well.

Certain loans may be illiquid, meaning the Fund may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a loan has been deemed illiquid, it will be subject to the Fund’s restrictions on investment in illiquid securities. The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because some loans may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed-income instruments or equity securities. In the case of extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations. Loans are subject to the risk of default in the payment of interest or principal, which would result in a reduction of income to the Fund and a potential decrease in the Fund’s NAV. Although a loan may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid or lose all or substantially all of its value subsequent to investment. Certain loans may not be considered securities under the federal securities laws and, therefore, investments in such loans may not be subject to certain protections under those laws.

The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Loans that are rated below investment grade share the same risks of other below investment grade securities. Because loans in which the Fund may invest could rank lower in priority of payment to senior loans, they present a greater degree of investment risk due to the fact that the cash flow or other property of the borrower securing the loan may be insufficient to meet scheduled payments after meeting the senior secured payment obligations of the borrower. These loans may exhibit greater price volatility as well. There is less readily available, reliable information about most loan investments than is the case for many other types of securities.

Some of the loans in which the Fund may invest or obtain exposure to may be “covenant lite” loans. Certain financial institutions may define “covenant lite” loans differently. Covenant lite loans or securities, which have varied terms and conditions, may contain fewer or no restrictive covenants compared to other loans that might enable an investor to proactively enforce financial covenants or prevent undesired actions by the borrower. As a result, the Fund may experience relatively greater difficulty or delays in enforcing its

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rights on its holdings of certain covenant lite loans and debt securities than its holdings of loans or securities with more traditional financial covenants, which may result in losses to the Fund.

Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or contract, such as a swap agreement or futures contract, on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. When options are purchased over-the-counter (“OTC”), the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange trading is expected to increase liquidity of swaps trading. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

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Additional Risk Factors and Information (Con’t)

The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third-party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of the issuer of the referenced debt obligation.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

The Fund may invest in debt obligations known as “sovereign debt,” which are obligations of governmental issuers in emerging market or developing countries and industrialized countries. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations. Uncertainty surrounding the level and sustainability of sovereign debt of certain countries that are part of the European Union, including Greece, Spain, Portugal, Ireland and Italy, has increased volatility in the financial markets. In addition, a number of Latin American countries are among the largest debtors of developing countries and have a long history of reliance on foreign debt. Additional factors that may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government’s policy towards the International Monetary Fund, the World Bank and other multilateral

15

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third-parties’ commitments to lend funds, which may further impair the foreign sovereign obligor’s ability or willingness to timely service its debts. In addition, there is no legal process for collecting on a sovereign debt that a government does not pay or bankruptcy proceeding by which all or part of the sovereign debt that a government entity has not repaid may be collected.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

16

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Portfolio Turnover

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Fund to incur additional transaction costs. The Fund may engage in frequent trading of securities to achieve its investment objective.

17

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2019, the Adviser, together with its affiliated asset management companies, had approximately $552 billion in assets under management or supervision.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

Advisory Fee

For the fiscal year ended December 31, 2019, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.30% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 0.70% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses for the most recent fiscal year may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2019.

Portfolio Management

The Fund is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are Neil Stone, Joseph Mehlman, Matthew Dunning, Jim Caron and Gregory Finck.

Mr. Stone has been associated with the Adviser in an investment management capacity since 1995. Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002. Mr. Dunning re-joined the Adviser in July 2014. Prior to re-joining the Adviser, Mr. Dunning managed the municipal valuation rates group and was a senior taxable municipal bond analyst at Bloomberg L.P. from March 2010 to July 2014. Mr. Caron has been associated with Morgan Stanley since 2006 and with the Adviser in an investment management capacity since June 2012. Prior to June 2012, he was global head of interest rates, foreign exchange and emerging markets strategy for Morgan Stanley. Mr. Finck has been associated with the Adviser in an investment management capacity since January 2015. Prior to joining the Adviser, Mr. Finck was a managing director of the Fortress Private Equity Funds at Fortress Investment Group from 2011 to 2014. Prior to that role, Mr. Finck was a managing director at Logan Circle Partners from 2010 to 2011.

Messrs. Stone, Mehlman, Dunning, Caron and Finck are responsible for the execution of the overall strategy of the Fund. Members of the team collaborate to manage the assets of the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

18

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies (and other funds that serve as underlying investment options for variable insurance and annuity contracts (i.e., variable insurance funds)) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order (other than as set forth below). However, contract owners who allocate a portion of their contract to the Fund through the variable life insurance or variable annuity contracts previously described do not deal directly with the Fund to purchase and redeem shares. Please refer to the prospectus of the variable life insurance policy or variable annuity contract for information on the allocation, transfer and withdrawal of amounts to, and from, separate accounts.

The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.

The Company may suspend redemption privileges or postpone the date of payment for more than seven days (i) during any period that the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (iii) for such other periods as the SEC may permit.

The Fund currently does not foresee disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer different types of variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless material irreconcilable conflicts may possibly arise among the interests of these investors. The Board of Directors that oversees the Fund intends to monitor events to identify any such material irreconcilable conflicts and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives a shareholder’s purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. On any business day when the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close early, the Fund reserves the right to close at or prior to the SIFMA recommended closing time. If the Fund does so, it will cease granting same day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when you will not be able to purchase or sell your shares.

About Net Asset Value

The NAV of Class I shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class I, less any liabilities attributable to Class I, by the total number of outstanding shares of Class I. In making this calculation, the

19

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company‘s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than exchange-traded funds) that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class I shares will differ from that of Class II shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, shareholders should consult a tax advisor about the federal, state and local tax consequences applicable to their investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). Investments in certain fixed-income securities, such as high yield bonds, may be adversely affected by price arbitrage trading strategies. The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this

20

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

21

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Potential Conflicts of Interest

As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. Morgan Stanley has advised clients and has sponsored, managed or advised other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the ‘‘Affiliated Investment Accounts’’) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. Conflicts of interest not described below may also exist.

For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.

Material Nonpublic Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity.

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and the Investment team, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an Investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation.

Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.

Morgan Stanley’s Investment Banking Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.

General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between the Adviser, related persons of the Adviser and/or their clients. The Investment Advisers Act of 1940, the 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, the Adviser has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do

22

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. The Adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.

23

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class I shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class I shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

24

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2019	2018	2017	2016(1)	2015
Net Asset Value, Beginning of Period	$10.63	$10.98	$10.67	$10.25	$10.68
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.35	0.34	0.34	0.33	0.20
Net Realized and Unrealized Gain (Loss)	0.79	(0.41)	0.32	0.30	(0.27)
Total from Investment Operations	1.14	(0.07)	0.66	0.63	(0.07)
Distributions from and/or in Excess of:
Net Investment Income	(0.46)	(0.28)	(0.35)	(0.21)	(0.36)
Net Asset Value, End of Period	$11.31	$10.63	$10.98	$10.67	$10.25
Total Return(3)	10.88%(4)	(0.65)%	6.24%	6.11%(5)	(0.65)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$92,157	$70,476	$79,752	$82,746	$88,018
Ratio of Expenses Before Expense Limitation	0.77%	0.76%	0.76%	0.72%	0.76%
Ratio of Expenses After Expense Limitation	0.69%(6)	0.68%(6)	0.68%(6)	0.61%(6)	0.69%(6)
Ratio of Expenses After Expense Limitation Excluding Non- Operating Expenses	N/A	N/A	N/A	0.61%(6)	N/A
Ratio of Net Investment Income	3.16%(6)	3.12%(6)	3.10%(6)	3.06%(6)	1.89%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%	0.02%	0.02%	0.02%	0.01%
Portfolio Turnover Rate	231%	220%	277%	376%	400%

(1)

Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.07% higher and the Ratio of Net Investment Income would have been 0.07% lower had the custodian not reimbursed the Fund.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

Performance was positively impacted by approximately 0.10% due to the receipt of proceeds from the settlement of class action suit involving the Fund’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 10.78%.

(5)

Performance was positively impacted by approximately 1.77% due to the receipt of proceeds from the settlement of class action suits involving the Fund’s past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 4.34%.

(6)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

25

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2020 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2020 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Prospectus   |   April 30, 2020

Share Class	Ticker Symbol
Class II	MJIIX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Core Plus Fixed Income Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Core Plus Fixed Income Portfolio

Investment Objective

The Fund seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed-income securities.

Fees and Expenses of the Fund (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.38%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.39%
Total Annual Fund Operating Expenses*	1.02%
Fee Waiver and/or Expense Reimbursement*	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.95%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Core Plus Fixed Income Portfolio	$ 97	$ 318	$ 556	$ 1,241
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 231% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s assets will be invested in fixed-income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The Adviser invests primarily in a diversified mix of U.S. dollar-denominated investment grade fixed-income securities, particularly U.S. government, corporate, municipal, mortgage- and asset-backed securities. The Fund will ordinarily seek to maintain an average weighted maturity between five and ten years.

The Adviser employs a value approach toward fixed-income investing and evaluates the relative attractiveness among corporate, mortgage and U.S. government securities, and also may invest in non-dollar-denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Fund may engage in frequent trading to achieve its investment objective.

The Fund’s investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team’s fundamental investment analysis framework. The Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.

The Fund may invest opportunistically in fixed-income securities that are rated below “investment grade” or are not rated, but are of equivalent quality. These fixed-income securities are often referred to as “high yield securities” or “junk bonds.” High yield securities

1

Morgan Stanley Variable Insurance Fund | Fund Summary

Core Plus Fixed Income Portfolio (Con’t)

are fixed-income securities rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), below BBB- by S&P Global Ratings Group, a division of S&P Global Inc. (“S&P”), below BBB- by Fitch Ratings, Inc. (“Fitch”) or, if unrated, considered by the Adviser to be of equivalent quality. The Fund may also invest in loan-related investments, such as public bank loans made by banks or other financial institutions and loan participations and assignments, which may be rated investment grade or below investment grade. In addition, the Fund may invest in convertible securities.

The Fund’s mortgage securities may include collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBS”), stripped mortgage-backed securities (“SMBS”) and inverse floating rate obligations (“inverse floaters”). In addition, the Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (“TBAs”). The Fund may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Fund may invest may be denominated in currencies other than U.S. dollars. The Fund may also invest in restricted and illiquid securities.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund is not limited as to the maturities of the securities in which it may invest. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

•	Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).

•	Municipal Securities. Municipal securities include both general obligation and revenue bonds. General obligation bonds are secured by the issuer’s full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from revenues derived from a specified revenue source, and therefore are subject to the risk that the revenues so derived will not be sufficient to meet interest and/or principal payment obligations. The value of municipal securities may be affected by political changes as well as uncertainties related to legislative developments, the rights of municipal security holders and taxation. Municipal securities and their issuers may be more susceptible to downgrade, default and bankruptcy as a result of recent periods of economic stress. Municipal securities also involve the risk that an issuer may call the securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest.

•	High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered

2

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Core Plus Fixed Income Portfolio (Con’t)

speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

•	Loan-Related Investments. In addition to risks generally associated with debt investments, loan-related investments such as public bank loans and loan participations and assignments are subject to other risks. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Fund, and a potential decrease in the Fund’s net asset value per share (“NAV”). The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk. These bank loans may exhibit greater price volatility as well.

•	Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage-backed securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in NAV. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. Investments in mortgage-backed securities may give rise to a form of leverage (indebtedness) and may cause the Fund’s portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged.

•	Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal.

3

Morgan Stanley Variable Insurance Fund | Fund Summary

Core Plus Fixed Income Portfolio (Con’t)

If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

•	Portfolio Turnover. Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Fund to incur additional transaction costs.

•	Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund’s investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years (Class II)

Commenced operations on May 1, 2003

High Quarter	03/31/19	3.87%
Low Quarter	12/31/16	-2.39%

Average Annual Total Returns (Class II)1

(for the calendar periods ended December 31, 2019)

	Past One Year	Past Five Years	Past Ten Years
Class II
Return before Taxes	10.61%	4.03%	4.83%
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)[2]	8.72%	3.05%	3.75%

(1)

During 2016 and 2019, the Fund received proceeds related to certain non-recurring litigation settlements. Had these settlements not occurred, the one, five and 10 year returns for such periods would have been lower. Please refer to the Financial Highlights for further information.

4

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Core Plus Fixed Income Portfolio (Con’t)

(2)

The Bloomberg Barclays U.S. Aggregate Index tracks the performance of U.S. government agency and Treasury securities, investment grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of the Taxable Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Neil Stone	Managing Director	January 2011
Joseph Mehlman	Managing Director	April 2013
Matthew Dunning	Executive Director	October 2014
Jim Caron	Managing Director	May 2015
Gregory Finck	Managing Director	May 2015

Purchase and Sale of Fund Shares

The Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

The Fund offers its shares only to insurance companies (either directly or indirectly through other variable insurance funds) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity or variable life insurance contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable annuity or variable life insurance contracts. Shareholders should ask their salesperson or visit their insurance company’s web site for more information.

5

Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Core Plus Fixed Income Portfolio

Investment Objective

The Fund seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed-income securities.

Approach

The Adviser, invests primarily in a diversified mix of U.S. dollar denominated investment grade fixed-income securities, particularly U.S. government, corporate, municipal, mortgage and asset-backed securities. The Fund will ordinarily seek to maintain an average weighted maturity between five and ten years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Fund within a range relative to its benchmark.

The Fund may invest opportunistically in fixed-income securities that are rated below “investment grade” or are not rated, but are of equivalent quality. These fixed-income securities are often referred to as “high yield securities” or “junk bonds.” High yield securities are fixed-income securities rated below Baa3 by Moody’s, below BBB- by S&P or below BBB- by Fitch, or if unrated, considered by the Adviser to be of equivalent quality. The Fund may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Fund may also invest may be denominated in currencies other than U.S. dollars.

The Fund may also invest in loan-related investments, such as public bank loans made by banks or other financial institutions and loan participations and assignments, which may be rated investment grade or below investment grade. The Fund’s mortgage securities may include CMOs, CMBS, SMBS, inverse floaters and those purchased on a “TBA” basis. In addition, the Fund may invest in convertible securities.

The Fund may purchase certain non-publicly traded “restricted” securities. These securities may include “Rule 144A” securities which are exempt from registration and that may only be resold to qualified institutional buyers and other restricted securities. The Fund may invest in illiquid securities, including restricted securities that are illiquid. The Fund may invest an unlimited amount in restricted securities that are considered by the Adviser to be liquid.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Process

The Adviser employs a value approach toward fixed-income investing. The Adviser’s research teams evaluate the relative attractiveness among corporate, mortgage and U.S. government securities, and also may consider the relative attractiveness of non-dollar denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations. The Adviser’s management team builds an investment portfolio designed to take advantage of its judgment on these factors, while seeking to balance the overall risk of the Fund. The Adviser may sell securities or exit positions when it believes that expected risk-adjusted return is low compared to other investment opportunities. The Fund may engage in frequent trading of securities to achieve its investment objective.

The Fund’s investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team’s fundamental investment analysis framework. The Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in fixed-income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The percentage limitations relating to the composition of the Fund apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks

6

Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Core Plus Fixed Income Portfolio (Con’t)

associated with a portfolio of fixed-income securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of the security (or portfolio) for a given change in the interest rate spread (difference) between U.S. Treasury and non-Treasury securities. Prices of fixed-income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

The Fund’s investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets, especially if the currency risk is not hedged. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the country. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

The Fund may invest in municipal securities. Municipal securities are fixed-income securities issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. However, the Fund may purchase municipal securities that pay interest that is subject to the federal alternative minimum tax, and securities on which the interest payments are taxable. General obligation bonds are secured by the issuer’s full faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. These bonds involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. The value of municipal securities may be affected by political changes as well as uncertainties related to taxation, legislative developments and the rights of municipal security holders. Municipal securities and issuers of municipal securities may be more susceptible to downgrade, default and bankruptcy as a result of recent periods of economic stress. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest.

The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

Certain loans may be illiquid, meaning the Fund may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a loan has been deemed illiquid, it will be subject to the Fund’s restrictions on investment in illiquid securities. The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because some loans may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed-income instruments or equity securities. In the case of extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s

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Morgan Stanley Variable Insurance Fund | Details of the Fund

Core Plus Fixed Income Portfolio (Con’t)

redemption obligations for a period after the sale of the loans and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations. Loans are subject to the risk of default in the payment of interest or principal, which would result in a reduction of income to the Fund, and a potential decrease in the Fund’s NAV. Although a loan may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid or lose all or substantially all of its value subsequent to investment. Certain loans may not be considered securities under the federal securities laws and, therefore, investments in such loans may not be subject to certain protections under those laws.

Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. The Fund’s return may be reduced if prepayments occur and the Fund has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Fund’s mortgage securities. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in NAV. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-backed securities are also subject to the risk of delinquencies on mortgage loans underlying such securities and an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Investments in TBAs may give rise to a form of leverage. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. Further, TBAs may cause the Fund’s portfolio turnover rate to appear higher.

Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

The Fund’s investments may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. There is additional risk to the extent that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Core Plus Fixed Income Portfolio (Con’t)

A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Fund to incur additional transaction costs.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., the novel coronavirus outbreak, epidemics and other pandemics), terrorism, conflicts and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.

Fixed-Income Securities

Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.

Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.

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Additional Risk Factors and Information (Con’t)

Credit and Interest Rate Risk

All fixed-income securities, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of Fund assets. The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates.

Mortgage-Backed Securities

Mortgage securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio.

The Fund may invest in mortgage securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities are either direct obligations of the U.S. Government or the issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations although it is not legally required to extend credit to the agency or instrumentality. Certain of these mortgage securities purchased by the Fund, such as those issued by the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration, are backed by the full faith and credit of the United States. Other of these mortgage securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), are not backed by the full faith and credit of the United States and there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including its guaranty obligations, associated with its mortgage-backed securities. No assurance can be given that these initiatives will be successful. The maximum potential liability of the issuers of some of the mortgage securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

To the extent the Fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in such pools. However, timely payment of interest and principal of these pools may be supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of intent. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Mortgage pools underlying mortgage securities offered by non-governmental issuers more frequently include second mortgages, high loan-to-value ratio mortgages and manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government-sponsored entity guarantee is not available. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A, have also performed poorly.

Non-agency mortgage-backed securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

value of the underlying mortgage loans. Non-agency mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collectively “Mortgage Assets”). Payments of principal and interest on the Mortgage Assets and any reinvestment income are used to make payments on the CMOs. CMOs are issued in multiple classes. Each class has a fixed or floating rate and a stated maturity or final distribution date. The principal and interest on the Mortgage Assets may be allocated among the classes in a number of different ways. Certain classes will, as a result of the allocation, have more predictable cash flows than others. As a general matter, the more predictable the cash flow, the lower the yield relative to other Mortgage Assets. The less predictable the cash flow, the higher the yield and the greater the risk. The Fund may invest in any class of CMO, including classes that vary inversely with interest rates and may be more volatile and sensitive to prepayment rates.

The principal and interest on the Mortgage Assets comprising a CMO may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to the prevailing market yields on the Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile and may increase or decrease in value substantially with changes in interest rates and/or the rates of prepayment. Due to the possibility that prepayments (on home mortgages and other collateral) will alter the cash flow on CMOs, it is not possible to determine in advance the final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. In addition, if the collateral securing CMOs or any third party guarantees are insufficient to make payments, the Fund could sustain a loss.

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Investments in each class of SMBS are extremely sensitive to changes in interest rates. IOs tend to decrease in value substantially if interest rates decline and prepayment rates become more rapid. POs tend to decrease in value substantially if interest rates increase and the rate of prepayment decreases. If the Fund invests in SMBS and interest rates move in a manner not anticipated by management, it is possible that the Fund could lose all or substantially all of its investment.

CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of their remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan or sale of the property. An extension of a final payment on commercial mortgages will increase the average life of the CMBS, generally resulting in a lower yield for discount bonds and a higher yield for premium bonds.

CMBS are subject to credit risk and prepayment risk. Although prepayment risk is present, it is of a lesser degree in the CMBS market than in the residential mortgage market; commercial real estate property loans often contain provisions that substantially reduce the likelihood that such securities will be prepaid (e.g., significant prepayment penalties on loans and, in some cases, prohibition on principal payments for several years following origination).

Inverse floaters are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases.

Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Asset-Backed Securities

Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are pooled and securitized in pass-through structures similar to pass-through structures developed with respect to mortgage securitizations. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates, although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Municipal Securities

Municipal securities are fixed-income securities issued by local, state and regional governments that provide interest income that is exempt from federal income taxes. However, the Fund may purchase municipal securities that pay interest that is subject to the federal alternative minimum tax, and securities on which the interest payments are taxable. General obligation bonds are secured by the issuer’s full faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. These bonds involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. The value of municipal securities may be affected by political changes as well as uncertainties related to taxation, legislative developments and the rights of municipal security holders. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest.

Loan-Related Investments

Loan-related investments may include, without limitation, public bank loans made by banks or other financial institutions and loan participations and assignments. Such investments may be rated investment grade or below investment grade. To the extent these investments are second lien loans, which are lower in priority to senior loans, but have seniority in a company’s capital structure to other liabilities, the company would be required to pay down these second lien loans prior to other lower-ranked claims on their assets. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well.

Certain loans may be illiquid, meaning the Fund may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a loan has been deemed illiquid, it will be subject to the Fund’s restrictions on investment in illiquid securities. The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because some loans may have a more limited secondary market, liquidity and valuation risk is more pronounced for the Fund than for funds that invest primarily in other types of fixed-income instruments or equity securities. In the case of extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations. Loans are subject to the risk of default in the payment of interest or principal, which would result in a reduction of income to the Fund and a potential decrease in the Fund’s NAV. Although a loan may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid or lose all or substantially all of its value subsequent to investment. Certain loans may not be considered securities under the federal securities laws and, therefore, investments in such loans may not be subject to certain protections under those laws.

The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Loans that are rated below investment grade share the same risks of other below investment grade securities. Because loans in which the Fund may invest could rank lower in priority of payment to senior loans, they present a greater degree of investment risk due to the fact that the cash flow or other property of the borrower securing the loan may be insufficient to meet scheduled payments after meeting the senior secured payment obligations of the borrower. These loans may exhibit greater price volatility as well. There is less readily available, reliable information about most loan investments than is the case for many other types of securities.

Some of the loans in which the Fund may invest or obtain exposure to may be “covenant lite” loans. Certain financial institutions may define “covenant lite” loans differently. Covenant lite loans or securities, which have varied terms and conditions, may contain fewer or no restrictive covenants compared to other loans that might enable an investor to proactively enforce financial covenants or prevent undesired actions by the borrower. As a result, the Fund may experience relatively greater difficulty or delays in enforcing its

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

rights on its holdings of certain covenant lite loans and debt securities than its holdings of loans or securities with more traditional financial covenants, which may result in losses to the Fund.

Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or contract, such as a swap agreement or futures contract, on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. When options are purchased over-the-counter (“OTC”), the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange trading is expected to increase liquidity of swaps trading. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third-party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of the issuer of the referenced debt obligation.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

The Fund may invest in debt obligations known as “sovereign debt,” which are obligations of governmental issuers in emerging market or developing countries and industrialized countries. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations. Uncertainty surrounding the level and sustainability of sovereign debt of certain countries that are part of the European Union, including Greece, Spain, Portugal, Ireland and Italy, has increased volatility in the financial markets. In addition, a number of Latin American countries are among the largest debtors of developing countries and have a long history of reliance on foreign debt. Additional factors that may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government’s policy towards the International Monetary Fund, the World Bank and other multilateral

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third-parties’ commitments to lend funds, which may further impair the foreign sovereign obligor’s ability or willingness to timely service its debts. In addition, there is no legal process for collecting on a sovereign debt that a government does not pay or bankruptcy proceeding by which all or part of the sovereign debt that a government entity has not repaid may be collected.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Portfolio Turnover

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Fund to incur additional transaction costs. The Fund may engage in frequent trading of securities to achieve its investment objective.

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Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2019, the Adviser, together with its affiliated asset management companies, had approximately $552 billion in assets under management or supervision.

Advisory Fee

For the fiscal year ended December 31, 2019, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.30% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 0.95% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) (but includes any 12b-1 fee paid to the Distributor). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses for the most recent fiscal year may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2019.

Portfolio Management

The Fund is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are Neil Stone, Joseph Mehlman, Matthew Dunning, Jim Caron and Gregory Finck.

Mr. Stone has been associated with the Adviser in an investment management capacity since 1995. Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002. Mr. Dunning re-joined the Adviser in July 2014. Prior to re-joining the Adviser, Mr. Dunning managed the municipal valuation rates group and was a senior taxable municipal bond analyst at Bloomberg L.P. from March 2010 to July 2014. Mr. Caron has been associated with Morgan Stanley since 2006 and with the Adviser in an investment management capacity since June 2012. Prior to June 2012, he was global head of interest rates, foreign exchange and emerging markets strategy for Morgan Stanley. Mr. Finck has been associated with the Adviser in an investment management capacity since January 2015. Prior to joining the Adviser, Mr. Finck was a managing director of the Fortress Private Equity Funds at Fortress Investment Group from 2011 to 2014. Prior to that role, Mr. Finck was a managing director at Logan Circle Partners from 2010 to 2011.

Messrs. Stone, Mehlman, Dunning, Caron and Finck are responsible for the execution of the overall strategy of the Fund. Members of the team collaborate to manage the assets of the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

Distribution Plan

The Company has adopted a Plan of Distribution (the “Plan”) for the Fund’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the Plan, the Fund is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Company as an investment option.

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Morgan Stanley Variable Insurance Fund  |  Fund Management

Fund Management (Con’t)

These payments are intended to compensate insurance companies for distribution and/or administrative-related expenses incurred or paid in connection with the distribution of Class II shares of the Fund.

Since the 12b-1 fees associated with the Plan are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies (and other funds that serve as underlying investment options for variable insurance and annuity contracts (i.e., variable insurance funds)) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order (other than as set forth below). However, contract owners who allocate a portion of their contract to the Fund through the variable life insurance or variable annuity contracts previously described do not deal directly with the Fund to purchase and redeem shares. Please refer to the prospectus of the variable life insurance policy or variable annuity contract for information on the allocation, transfer and withdrawal of amounts to, and from, separate accounts.

The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.

The Company may suspend redemption privileges or postpone the date of payment for more than seven days (i) during any period that the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (iii) for such other periods as the SEC may permit.

The Fund currently does not foresee disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer different types of variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless material irreconcilable conflicts may possibly arise among the interests of these investors. The Board of Directors that oversees the Fund intends to monitor events to identify any such material irreconcilable conflicts and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives a shareholder’s purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. On any business day when the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close early, the Fund reserves the right to close at or prior to the SIFMA recommended closing time. If the Fund does so, it will cease granting same day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when you will not be able to purchase or sell your shares.

About Net Asset Value

The NAV of Class II shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class II, less any liabilities attributable to Class II, by the total number of outstanding shares of Class II. In making this calculation,

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company‘s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than exchange-traded funds) that are registered under the 1940 Act, the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class II shares will differ from that of Class I shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, shareholders should consult a tax advisor about the federal, state and local tax consequences applicable to their investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). Investments in certain fixed-income securities, such as high yield bonds, may be adversely affected by price arbitrage trading strategies. The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Potential Conflicts of Interest

As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. Morgan Stanley has advised clients and has sponsored, managed or advised other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the ‘‘Affiliated Investment Accounts’’) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. Conflicts of interest not described below may also exist.

For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.

Material Nonpublic Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity.

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and the Investment team, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an Investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation.

Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.

Morgan Stanley’s Investment Banking Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.

General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between the Adviser, related persons of the Adviser and/or their clients. The Investment Advisers Act of 1940, the 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, the Adviser has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do

23

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. The Adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.

24

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class II shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class II shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

25

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Core Plus Fixed Income Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2019	2018	2017	2016(1)	2015
Net Asset Value, Beginning of Period	$10.59	$10.94	$10.64	$10.22	$10.65
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.32	0.31	0.31	0.30	0.17
Net Realized and Unrealized Gain (Loss)	0.79	(0.41)	0.31	0.30	(0.26)
Total from Investment Operations	1.11	(0.10)	0.62	0.60	(0.09)
Distributions from and/or in Excess of:
Net Investment Income	(0.43)	(0.25)	(0.32)	(0.18)	(0.34)
Net Asset Value, End of Period	$11.27	$10.59	$10.94	$10.64	$10.22
Total Return(3)	10.61%(4)	(0.91)%	5.89%	5.86%(5)	(0.83)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$95,952	$91,733	$111,585	$103,739	$104,736
Ratio of Expenses Before Expense Limitation	1.02%	1.01%	1.01%	0.97%	1.04%
Ratio of Expenses After Expense Limitation	0.94%(6)	0.93%(6)	0.93%(6)	0.86%(6)	0.94%(6)
Ratio of Expenses After Expense Limitation Excluding Non- Operating Expenses	N/A	N/A	N/A	0.86%(6)	N/A
Ratio of Net Investment Income	2.91%(6)	2.87%(6)	2.85%(6)	2.81%(6)	1.64%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%	0.02%	0.02%	0.02%	0.01%
Portfolio Turnover Rate	231%	220%	277%	376%	400%

(1)

Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation would have been 0.07% higher and the Ratio of Net Investment Income would have been 0.07% lower had the custodian not reimbursed the Fund.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

Performance was positively impacted by approximately 0.10% due to the receipt of proceeds from the settlement of class action suit involving the Fund’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class II shares would have been approximately 10.51%.

(5)

Performance was positively impacted by approximately 1.77% due to the receipt of proceeds from the settlement of class action suits involving the Fund’s past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class II shares would have been approximately 4.09%.

(6)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2020 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2020 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Prospectus   |   April 30, 2020

Share Class	Ticker Symbol
Class I	MMGPX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Discovery Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Discovery Portfolio

Investment Objective

The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.

Fees and Expenses of the Fund (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.75%
Distribution (12b-1) Fee	None
Other Expenses	0.36%
Total Annual Fund Operating Expenses*	1.11%
Fee Waiver and/or Expense Reimbursement*	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.95%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Discovery Portfolio	$ 97	$ 337	$ 596	$ 1,337
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell Midcap® Growth Index. As of December 31, 2019, these market capitalizations ranged between $267.2 million and $65.1 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.

The Adviser actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. The Adviser does not treat ESG as a deterministic, reductive screen, nor as a portfolio construction tool layered on top of a passive vehicle.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

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Morgan Stanley Variable Insurance Fund | Fund Summary

Discovery Portfolio (Con’t)

The Adviser may invest up to 25% of the Fund’s net assets in foreign securities, including emerging market securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•	Mid Cap Companies. Investments in mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines and may lack the depth of management of larger companies.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund’s overall value to decline to a greater degree than if the Fund were invested more widely.

•	Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund’s investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
2

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Discovery Portfolio (Con’t)

Annual Total Returns—Calendar Years (Class I)

Commenced operations on October 18, 1999

High Quarter	03/31/19	26.80%
Low Quarter	09/30/11	-19.72%

Average Annual Total Returns (Class I)

(for the calendar periods ended December 31, 2019)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return before Taxes	40.11%	13.05%	13.21%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	35.47%	11.60%	14.24%

(1)

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of the Counterpoint Global team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Dennis P. Lynch	Managing Director	April 2003
Sam G. Chainani	Managing Director	June 2004
Jason C. Yeung	Managing Director	September 2007
Armistead B. Nash	Managing Director	September 2008
David S. Cohen	Managing Director	April 2003
Alexander T. Norton	Executive Director	July 2005

Purchase and Sale of Fund Shares

The Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

The Fund offers its shares only to insurance companies (either directly or indirectly through other variable insurance funds) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

3

Morgan Stanley Variable Insurance Fund | Fund Summary

Discovery Portfolio (Con’t)

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity or variable life insurance contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable annuity or variable life insurance contracts. Ask your salesperson or visit your insurance company’s web site for more information.

4

Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Discovery Portfolio

Investment Objective

The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.

Approach

The Adviser seeks to achieve the Fund’s investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell Midcap® Growth Index. As of December 31, 2019, these market capitalizations ranged between $267.2 million and $65.1 billion.

Process

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.

The Adviser actively integrates sustainability into the investment process by using ESG factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. The Adviser does not treat ESG as a deterministic, reductive screen, nor as a portfolio construction tool layered on top of a passive vehicle.

A company is considered to be a mid cap company if it has a total market capitalization within the range of companies included in the Russell Midcap® Growth Index.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

The Adviser may invest up to 25% of the Fund’s net assets in foreign securities, including emerging market securities classified as ADRs, GDRs, ADSs or GDSs, foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

The percentage limitations relating to the composition of the Fund apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of mid cap companies. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. In addition, at times, mid capitalization growth-oriented equity securities may underperform relative to the overall market. Growth stocks may trade at higher multiples of current earnings compared to other styles of investing (e.g., “value”), leading to inflated prices and thus potentially greater declines in value.

Investments in mid cap companies may involve greater risk than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and their prices may be subject to more abrupt or erratic price movements. In addition mid cap companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. Certain market conditions may favor growth stocks or stocks of mid-sized companies, while other conditions may favor value stocks or stocks of larger or smaller companies. Accordingly, a portfolio of mid cap growth stocks may, over certain periods of time, underperform a portfolio of value stocks or stocks of larger or smaller companies or the overall market.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and

5

Morgan Stanley Variable Insurance Fund | Details of the Fund

Discovery Portfolio (Con’t)

financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

The Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular investment may cause the Fund’s overall value to decline to a greater degree than if the Fund were invested more widely.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

6

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., the novel coronavirus outbreak, epidemics and other pandemics), terrorism, conflicts and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, real estate investment trusts (“REITs”), rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a

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corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including

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Additional Risk Factors and Information (Con’t)

changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Foreign Currency Forward Exchange Contracts

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Investments in foreign currency forward exchange contracts may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. The Adviser’s success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. Foreign currency forward exchange contracts may be used for non-hedging purposes in seeking to meet the Fund’s investment objective, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. Investing in foreign currency forward exchange contracts for purposes of gaining from projected changes in exchange rates, as opposed to hedging currency risks applicable to the Fund’s holdings, further increases the Fund’s exposure to foreign securities losses. There is no assurance that the Adviser’s use of currency derivatives will benefit the Fund or that they will be, or can be, used at appropriate times.

Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or contract, such as a swap agreement or futures contract, on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign

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currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Investments in foreign currency options may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. There is a risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. The price of the option may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors that influence foreign exchange rates and foreign investment generally. Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund than if it had not entered into such contracts. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on U.S. and foreign exchanges.

Foreign currency options contracts may be used for hedging purposes or non-hedging purposes in pursuing the Fund’s investment objective, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates, as opposed to only hedging currency risks applicable to the Fund’s holdings, further increases the Fund’s exposure to foreign securities losses. There is no assurance that the Adviser’s use of currency derivatives will benefit the Fund or that they will be, or can be, used at appropriate times.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange trading is expected to increase liquidity of swaps trading. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Structured Investments. The Fund also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

IPOs

The Fund may purchase shares issued as part of, or a short period after, a company’s initial public offering (“IPO”), and may at times dispose of those shares shortly after their acquisition. The Fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, including unseasoned trading, small number of shares available for trading and limited information about the issuer, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers may be volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time. IPOs may produce high, double-digit returns. Such returns are highly unusual and may not be sustainable.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

REITs and Foreign Real Estate Companies

Investing in REITs and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and foreign real estate companies are organized and operated. REITs and foreign real estate companies generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs and foreign real estate companies requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs and foreign real estate companies may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, REITs and foreign real estate companies, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs and foreign real estate companies.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”). ETFs seek to track the performance of various portions or segments of the equity and fixed-income markets. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of ETF shares may differ from their net asset value per share (“NAV”) because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to, among other things, the ETF’s operating expenses and transaction costs. ETFs typically incur fees that are separate from those fees incurred directly by the Fund. Therefore, as a shareholder in an ETF, the Fund would bear its ratable share of that entity’s expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs.

Sector Risk

The Fund may, from time to time, invest more heavily in companies in a particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on the Fund’s performance than if the Fund held a broader range of investments.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Fund to incur additional transaction costs. The Fund may engage in frequent trading of securities to achieve its investment objective.

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Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2019, the Adviser, together with its affiliated asset management companies, had approximately $552 billion in assets under management or supervision.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

Advisory Fee

For the fiscal year ended December 31, 2019, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.58% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 0.95% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses for the most recent fiscal year may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2019.

Portfolio Management

The Fund is managed by members of the Counterpoint Global team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Dennis P. Lynch, Sam G. Chainani, Jason C. Yeung, Armistead B. Nash, David S. Cohen and Alexander T. Norton.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996. Messrs. Yeung and Nash have been associated with the Adviser in an investment management capacity since 2002. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000.

Mr. Lynch is the lead manager of the Fund. Messrs. Chainani, Yeung, Nash, Cohen and Norton are co-portfolio managers. Members of the team collaborate to manage the assets of the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies (and other funds that serve as underlying investment options for variable insurance and annuity contracts (i.e., variable insurance funds)) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order (other than as set forth below). However, contract owners who allocate a portion of their contract to the Fund through the variable life insurance or variable annuity contracts previously described do not deal directly with the Fund to purchase and redeem shares. Please refer to the prospectus of the variable life insurance policy or variable annuity contract for information on the allocation, transfer and withdrawal of amounts to, and from, separate accounts.

The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.

The Company may suspend redemption privileges or postpone the date of payment for more than seven days (i) during any period that the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (iii) for such other periods as the SEC may permit.

The Fund currently does not foresee disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer different types of variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless material irreconcilable conflicts may possibly arise among the interests of these investors. The Board of Directors that oversees the Fund intends to monitor events to identify any such material irreconcilable conflicts and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives a shareholder’s purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when shareholders will not be able to purchase or sell shares.

About Net Asset Value

The NAV of Class I shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class I, less any liabilities attributable to Class I, by the total number of outstanding shares of Class I. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close

13

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company‘s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than ETFs) that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class I shares will differ from that of Class II shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, shareholders should consult a tax advisor about the federal, state and local tax consequences applicable to their investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting

14

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

Potential Conflicts of Interest

As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. Morgan Stanley has advised clients and has sponsored, managed or advised other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the ‘‘Affiliated Investment Accounts’’) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. Conflicts of interest not described below may also exist.

For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.

Material Nonpublic Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity.

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and the Investment team, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an Investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation.

Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.

15

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Morgan Stanley’s Investment Banking Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.

General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between the Adviser, related persons of the Adviser and/or their clients. The Investment Advisers Act of 1940, the 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, the Adviser has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. The Adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.

16

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class I shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class I shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

17

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Discovery Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2019	2018	2017	2016(1)	2015
Net Asset Value, Beginning of Period	$10.71	$12.10	$8.72	$10.03	$12.73
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.07)	(0.08)	(0.05)	(0.00)(3)	(0.08)
Net Realized and Unrealized Gain (Loss)	4.45	1.69	3.43	(0.87)	(0.50)
Total from Investment Operations	4.38	1.61	3.38	(0.87)	(0.58)
Distributions from and/or in Excess of:
Net Realized Gain	(2.04)	(3.00)	—	(0.44)	(2.12)
Net Asset Value, End of Period	$13.05	$10.71	$12.10	$8.72	$10.03
Total Return(4)	40.11%	10.65%	38.76%	(8.78)%	(5.90)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$30,739	$27,630	$28,747	$27,893	$48,467
Ratio of Expenses Before Expense Limitation	1.11%	1.15%	1.17%	1.14%	1.10%
Ratio of Expenses After Expense Limitation	0.94%(5)	0.94%(5)	0.99%(5)(6)	1.04%(5)	1.05%(5)
Ratio of Net Investment Loss	(0.49)%(5)	(0.59)%(5)	(0.45)%(5)	(0.00)%(5)(7)	(0.67)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%	0.01%	0.00%(7)	0.01%	0.00%(7)
Portfolio Turnover Rate	101%	89%	64%	42%	25%

(1)

Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(6)

Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class I shares. Prior to
July 1, 2017, the maximum ratio was 1.05% for Class I shares.

(7)	Amount is less than 0.005%.

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2020 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2020 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio

Prospectus   |   April 30, 2020

Share Class	Ticker Symbol
Class II	MMGTX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Discovery Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Discovery Portfolio

Investment Objective

The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.

Fees and Expenses of the Fund (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.36%
Total Annual Fund Operating Expenses*	1.36%
Fee Waiver and/or Expense Reimbursement*	0.31%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.05%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Discovery Portfolio	$ 107	$ 400	$ 715	$ 1,608
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05%. In addition, the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell Midcap® Growth Index. As of December 31, 2019, these market capitalizations ranged between $267.2 million and $65.1 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.

The Adviser actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. The Adviser does not treat ESG as a deterministic, reductive screen, nor as a portfolio construction tool layered on top of a passive vehicle.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

1

Morgan Stanley Variable Insurance Fund | Fund Summary

Discovery Portfolio (Con’t)

The Adviser may invest up to 25% of the Fund’s net assets in foreign securities, including emerging market securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•	Mid Cap Companies. Investments in mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines and may lack the depth of management of larger companies.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund’s overall value to decline to a greater degree than if the Fund were invested more widely.

•	Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund’s investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

2

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Discovery Portfolio (Con’t)

Annual Total Returns—Calendar Years (Class II)

Commenced operations on May 5, 2003

High Quarter	03/31/19	26.78%
Low Quarter	09/30/11	-19.75%

Average Annual Total Returns (Class II)

(for the calendar periods ended December 31, 2019)

	Past One Year	Past Five Years	Past Ten Years
Class II
Return before Taxes	39.97%	12.94%	13.11%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	35.47%	11.60%	14.24%

(1)

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of the Counterpoint Global team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Dennis P. Lynch	Managing Director	April 2003
Sam G. Chainani	Managing Director	June 2004
Jason C. Yeung	Managing Director	September 2007
Armistead B. Nash	Managing Director	September 2008
David S. Cohen	Managing Director	April 2003
Alexander T. Norton	Executive Director	July 2005

Purchase and Sale of Fund Shares

The Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

The Fund offers its shares only to insurance companies (either directly or indirectly through other variable insurance funds) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

3

Morgan Stanley Variable Insurance Fund | Fund Summary

Discovery Portfolio (Con’t)

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Distributor may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity or variable life insurance contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable annuity or variable life insurance contracts. Ask your salesperson or visit your insurance company’s web site for more information.

4

Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Discovery Portfolio

Investment Objective

The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.

Approach

The Adviser seeks to achieve the Fund’s investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell Midcap® Growth Index. As of December 31, 2019, these market capitalizations ranged between $267.2 million and $65.1 billion.

Process

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.

The Adviser actively integrates sustainability into the investment process by using ESG factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. The Adviser does not treat ESG as a deterministic, reductive screen, nor as a portfolio construction tool layered on top of a passive vehicle.

A company is considered to be a mid cap company if it has a total market capitalization within the range of companies included in the Russell Midcap® Growth Index.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

The Adviser may invest up to 25% of the Fund’s net assets in foreign securities, including emerging market securities classified as ADRs, GDRs, ADSs or GDSs, foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

The percentage limitations relating to the composition of the Fund apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of mid cap companies. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. In addition, at times, mid capitalization growth-oriented equity securities may underperform relative to the overall market. Growth stocks may trade at higher multiples of current earnings compared to other styles of investing (e.g., “value”), leading to inflated prices and thus potentially greater declines in value.

Investments in mid cap companies may involve greater risk than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid and their prices may be subject to more abrupt or erratic price movements. In addition mid cap companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. Certain market conditions may favor growth stocks or stocks of mid-sized companies, while other conditions may favor value stocks or stocks of larger or smaller companies. Accordingly, a portfolio of mid cap growth stocks may, over certain periods of time, underperform a portfolio of value stocks or stocks of larger or smaller companies or the overall market.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and

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Discovery Portfolio (Con’t)

financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

The Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular investment may cause the Fund’s overall value to decline to a greater degree than if the Fund were invested more widely.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., the novel coronavirus outbreak, epidemics and other pandemics), terrorism, conflicts and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, real estate investment trusts (“REITs”), rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a

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Additional Risk Factors and Information (Con’t)

corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including

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Additional Risk Factors and Information (Con’t)

changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Foreign Currency Forward Exchange Contracts

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Investments in foreign currency forward exchange contracts may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. The Adviser’s success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. Foreign currency forward exchange contracts may be used for non-hedging purposes in seeking to meet the Fund’s investment objective, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. Investing in foreign currency forward exchange contracts for purposes of gaining from projected changes in exchange rates, as opposed to hedging currency risks applicable to the Fund’s holdings, further increases the Fund’s exposure to foreign securities losses. There is no assurance that the Adviser’s use of currency derivatives will benefit the Fund or that they will be, or can be, used at appropriate times.

Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or contract, such as a swap agreement or futures contract, on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign

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currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Investments in foreign currency options may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. There is a risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. The price of the option may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors that influence foreign exchange rates and foreign investment generally. Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund than if it had not entered into such contracts. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on U.S. and foreign exchanges.

Foreign currency options contracts may be used for hedging purposes or non-hedging purposes in pursuing the Fund’s investment objective, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates, as opposed to only hedging currency risks applicable to the Fund’s holdings, further increases the Fund’s exposure to foreign securities losses. There is no assurance that the Adviser’s use of currency derivatives will benefit the Fund or that they will be, or can be, used at appropriate times.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange trading is expected to increase liquidity of swaps trading. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Structured Investments. The Fund also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

IPOs

The Fund may purchase shares issued as part of, or a short period after, a company’s initial public offering (“IPO”), and may at times dispose of those shares shortly after their acquisition. The Fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, including unseasoned trading, small number of shares available for trading and limited information about the issuer, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers may be volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time. IPOs may produce high, double-digit returns. Such returns are highly unusual and may not be sustainable.

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Additional Risk Factors and Information (Con’t)

REITs and Foreign Real Estate Companies

Investing in REITs and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and foreign real estate companies are organized and operated. REITs and foreign real estate companies generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs and foreign real estate companies requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs and foreign real estate companies may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, REITs and foreign real estate companies, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs and foreign real estate companies.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”). ETFs seek to track the performance of various portions or segments of the equity and fixed-income markets. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of ETF shares may differ from their net asset value per share (“NAV”) because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to, among other things, the ETF’s operating expenses and transaction costs. ETFs typically incur fees that are separate from those fees incurred directly by the Fund. Therefore, as a shareholder in an ETF, the Fund would bear its ratable share of that entity’s expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs.

Sector Risk

The Fund may, from time to time, invest more heavily in companies in a particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on the Fund’s performance than if the Fund held a broader range of investments.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Fund to incur additional transaction costs. The Fund may engage in frequent trading of securities to achieve its investment objective.

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Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2019, the Adviser, together with its affiliated asset management companies, had approximately $552 billion in assets under management or supervision.

Advisory Fee

For the fiscal year ended December 31, 2019, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.58% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.05% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) (but includes any 12b-1 fee paid to the Distributor). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses for the most recent fiscal year may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2019.

Portfolio Management

The Fund is managed by members of the Counterpoint Global team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Dennis P. Lynch, Sam G. Chainani, Jason C. Yeung, Armistead B. Nash, David S. Cohen and Alexander T. Norton.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996. Messrs. Yeung and Nash have been associated with the Adviser in an investment management capacity since 2002. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000.

Mr. Lynch is the lead manager of the Fund. Messrs. Chainani, Yeung, Nash, Cohen and Norton are co-portfolio managers. Members of the team collaborate to manage the assets of the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

Distribution Plan

The Company has adopted a Plan of Distribution (the “Plan”) for the Fund’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the Plan, the Fund is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Company as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative-related expenses incurred or paid in connection with the distribution of Class II shares of the Fund. The Distributor has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. This waiver will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

12

Morgan Stanley Variable Insurance Fund  |  Fund Management

Fund Management (Con’t)

Since the 12b-1 fees associated with the Plan are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

13

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies (and other funds that serve as underlying investment options for variable insurance and annuity contracts (i.e., variable insurance funds)) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order (other than as set forth below). However, contract owners who allocate a portion of their contract to the Fund through the variable life insurance or variable annuity contracts previously described do not deal directly with the Fund to purchase and redeem shares. Please refer to the prospectus of the variable life insurance policy or variable annuity contract for information on the allocation, transfer and withdrawal of amounts to, and from, separate accounts.

The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.

The Company may suspend redemption privileges or postpone the date of payment for more than seven days (i) during any period that the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (iii) for such other periods as the SEC may permit.

The Fund currently does not foresee disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer different types of variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless material irreconcilable conflicts may possibly arise among the interests of these investors. The Board of Directors that oversees the Fund intends to monitor events to identify any such material irreconcilable conflicts and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives a shareholder’s purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when shareholders will not be able to purchase or sell shares.

About Net Asset Value

The NAV of Class II shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class II, less any liabilities attributable to Class II, by the total number of outstanding shares of Class II. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after

14

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company‘s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than ETFs) that are registered under the 1940 Act, the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class II shares will differ from that of Class I shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, shareholders should consult a tax advisor about the federal, state and local tax consequences applicable to their investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting

15

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

Potential Conflicts of Interest

As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. Morgan Stanley has advised clients and has sponsored, managed or advised other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the ‘‘Affiliated Investment Accounts’’) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. Conflicts of interest not described below may also exist.

For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.

Material Nonpublic Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity.

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and the Investment team, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an Investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation.

Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.

16

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Morgan Stanley’s Investment Banking Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.

General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between the Adviser, related persons of the Adviser and/or their clients. The Investment Advisers Act of 1940, the 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, the Adviser has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. The Adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.

17

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class II shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class II shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

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Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Discovery Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2019	2018	2017	2016(1)	2015
Net Asset Value, Beginning of Period	$10.42	$11.85	$8.55	$9.85	$12.55
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.08)	(0.09)	(0.06)	(0.01)	(0.09)
Net Realized and Unrealized Gain (Loss)	4.33	1.66	3.36	(0.85)	(0.49)
Total from Investment Operations	4.25	1.57	3.30	(0.86)	(0.58)
Distributions from and/or in Excess of:
Net Realized Gain	(2.04)	(3.00)	—	(0.44)	(2.12)
Net Asset Value, End of Period	$12.63	$10.42	$11.85	$8.55	$9.85
Total Return(3)	39.97%	10.53%	38.60%	(8.84)%	(5.99)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$133,224	$100,030	$89,140	$75,163	$98,499
Ratio of Expenses Before Expense Limitation	1.36%	1.40%	1.42%	1.39%	1.39%
Ratio of Expenses After Expense Limitation	1.04%(4)	1.04%(4)	1.09%(4)(5)	1.14%(4)	1.15%(4)
Ratio of Net Investment Loss	(0.59)%(4)	(0.69)%(4)	(0.55)%(4)	(0.10)%(4)	(0.77)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%	0.01%	0.00%(6)	0.01%	0.00%(6)
Portfolio Turnover Rate	101%	89%	64%	42%	25%

(1)

Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(5)

Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class II shares. Prior to
July 1, 2017, the maximum ratio was 1.15% for Class II shares.

(6)	Amount is less than 0.005%.

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2020 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2020 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Prospectus   |   April 30, 2020

Share Class	Ticker Symbol
Class I	MEMNX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Emerging Markets Debt Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Emerging Markets Debt Portfolio

Investment Objective

The Fund seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Fees and Expenses of the Fund (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.75%
Distribution (12b-1) Fee	None
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.12%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Debt Portfolio	$ 114	$ 356	$ 617	$ 1,363

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s assets will be invested in debt securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., and the Fund’s “Sub-Adviser,” Morgan Stanley Investment Management Limited (“MSIM Limited”), seek high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market or developing countries. The Fund’s securities will be denominated primarily in U.S. dollars. The Fund may invest, to a lesser extent, in securities denominated in currencies other than U.S. dollars. The Fund may invest in fixed-income securities that are rated below “investment grade” or are not rated, but are of equivalent quality. These fixed-income securities are often referred to as “high yield securities” or “junk bonds.” High yield securities are fixed-income securities rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), below BBB- by S&P Global Ratings Group, a division of S&P Global, Inc. (“S&P”) or below BBB- by Fitch Ratings Inc. (“Fitch”), or if unrated, considered by the Adviser and/or the Sub-Adviser, as applicable, to be of equivalent quality.

The Adviser and/or the Sub-Adviser, as applicable, implement a top down assessment of the global economic environment and the sensitivity of emerging economies in general to worldwide events. In selecting the Fund’s investments, the Adviser and/or the Sub-Adviser, as applicable, analyze the ability of an emerging market country’s government to formulate and implement fiscal and economic policies; socio-political factors, including political risks, election calendars, human development and social stability; and exchange rate and interest rate valuation.

The Fund’s investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team’s fundamental investment analysis framework. The Adviser and/or the Sub-Adviser, as applicable, may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser and/or the Sub-Adviser, as applicable, deem to be materially important environmental and/or social issues facing a company.

1

Morgan Stanley Variable Insurance Fund | Fund Summary

Emerging Markets Debt Portfolio (Con’t)

The Fund’s holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser and/or the Sub-Adviser, as applicable, generally consider selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. The Fund may also invest in restricted and illiquid securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Investing in emerging markets intensifies this risk, because lower quality fixed-income securities are more volatile in price.

•	Foreign Currency. The Fund’s investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser and/or the Sub-Adviser, as applicable, may use derivatives to reduce this risk. The Adviser and/or the Sub-Adviser, as applicable, may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

•	High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. Investing in emerging markets intensifies risk, because high yield securities may be more volatile in price in certain environments. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may

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Morgan Stanley Variable Insurance Fund  |  Fund Summary

Emerging Markets Debt Portfolio (Con’t)

prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Sovereign Debt Securities. Investing in sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

•	Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

•	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.

•	Leverage. The Fund may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of portfolio securities.

•	Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund’s investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information

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Morgan Stanley Variable Insurance Fund | Fund Summary

Emerging Markets Debt Portfolio (Con’t)

does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years (Class I)

Commenced operations on June 16, 1997

High Quarter	09/30/10	8.29%
Low Quarter	06/30/13	-6.99%

Average Annual Total Returns (Class I)

(for the calendar periods ended December 31, 2019)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return before Taxes	14.25%	4.98%	5.20%
J.P. Morgan Emerging Markets Bond Global Diversified Index (reflects no deduction for fees, expenses or taxes)[1]	15.04%	6.24%	6.90%
Emerging Markets Debt Blended Index (reflects no deduction for fees, expenses or taxes)[2]	14.42%	5.88%	6.57%
J.P. Morgan Emerging Markets Bond Global Index (reflects no deduction for fees, expenses or taxes)[3]	14.42%	5.88%	6.57%

(1)

The J.P. Morgan Emerging Markets Bond Global Diversified Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments for emerging market countries but limits the weights of countries with larger debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. It is not possible to invest directly in an index. Effective close of business on December 31, 2019, the Fund changed its primary benchmark to J.P. Morgan Emerging Markets Bond Global Diversified Index because the Adviser believes the J.P. Morgan Emerging Markets Bond Global Diversified Index is a more appropriate benchmark for the Fund.

(2)

The Emerging Markets Debt Blended Index is a performance linked benchmark of old and new benchmark of the Fund, the old represented by J.P. Morgan Emerging Markets Bond Global Index from the Fund’s inception to December 31, 2019, and the new benchmark represented by J.P. Morgan Emerging Markets Bond Global Diversified Index for periods thereafter. It is not possible to invest directly in an index.

(3)

The J.P. Morgan Emerging Markets Bond Global Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi sovereign entities: Brady bonds, loans, Eurobonds and local market instruments for emerging market countries. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Sub-Adviser. Morgan Stanley Investment Management Limited.

Portfolio Managers. The Fund is managed by members of the Emerging Markets Debt team. Information about the members primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Eric J. Baurmeister	Managing Director of the Adviser	April 2002
Warren Mar	Managing Director of the Adviser	December 2014
Sahil Tandon	Executive Director of MSIM Limited	October 2015

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Morgan Stanley Variable Insurance Fund  |  Fund Summary

Emerging Markets Debt Portfolio (Con’t)

Purchase and Sale of Fund Shares

The Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

The Fund offers its shares only to insurance companies (either directly or indirectly through other variable insurance funds) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity or variable life insurance contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable annuity or variable life insurance contracts. Ask your salesperson or visit your insurance company’s web site for more information.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Emerging Markets Debt Portfolio

Investment Objective

The Fund seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Approach

The Adviser and Sub-Adviser seek high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market or developing countries. The Fund’s securities will be denominated primarily in U.S. dollars. The Fund may invest, to a lesser extent, in securities denominated in currencies other than U.S. dollars. Using macroeconomic and fundamental analysis, the Adviser and/or the Sub-Adviser, as applicable, seek to identify emerging market or developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

Process

The Adviser and/or the Sub-Adviser, as applicable, implement a top down assessment of the global economic environment and the sensitivity of emerging economies in general to worldwide events. The Adviser and/or the Sub-Adviser, as applicable, will analyze economic factors, including governmental policies (fiscal, monetary and exchange rates regimes) and objectives (gross domestic product growth, inflation, external accounts, debt serviceability). In selecting the Fund’s investments, the Adviser and/or the Sub-Adviser, as applicable, analyze the ability of an emerging market country’s government to formulate and implement fiscal and economic policies; socio-political factors, including political risks, election calendars, human development and social stability; and exchange rate and interest rate valuation. The Adviser and/or the Sub-Adviser, as applicable, will utilize proprietary sovereign risk, interest rate and yield curve valuation models to identify investment opportunities.

The Fund’s investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team’s fundamental investment analysis framework. The Adviser and/or the Sub-Adviser, as applicable, may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser and/or the Sub-Adviser, as applicable, deem to be materially important environmental and/or social issues facing a company.

The Fund’s holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser and/or the Sub-Adviser, as applicable, may, when or if available, use certain strategies, including the use of derivatives, to seek to protect the Fund from overvalued currencies or to seek to take advantage of undervalued currencies. The Adviser and/or the Sub-Adviser, as applicable, generally consider selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Fund may invest in fixed-income securities that are rated below “investment grade” or are not rated, but are of equivalent quality. These fixed-income securities are often referred to as “high yield securities” or “junk bonds.” High yield securities are fixed-income securities rated below Baa3 by Moody’s, below BBB- by S&P or below BBB- by Fitch, or if unrated considered by the Adviser and/or the Sub-Adviser, as applicable, to be an appropriate investment for the Fund.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in debt securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

The Adviser and/or the Sub-Adviser consider an issuer to be located in an emerging market or developing country if (i) its principal securities trading market is in an emerging market or developing country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market or developing countries or has at least 50% of its assets in emerging market or developing countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country.

Emerging market or developing countries are countries that major international financial institutions or the Fund’s benchmark index generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe.

The Fund may purchase certain non-publicly traded “restricted” securities. These securities may include “Rule 144A” securities which are exempt from registration and that may only be resold to qualified institutional buyers and other restricted securities. The Fund may invest in illiquid securities, including restricted securities that are illiquid. The Fund may invest an unlimited amount in restricted securities that are considered by the Adviser to be liquid and otherwise meet the Fund’s investment policies.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The

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Emerging Markets Debt Portfolio (Con’t)

Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The percentage limitations relating to the composition of the Fund apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of lower-rated and unrated fixed-income securities in emerging markets. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non–U.S. Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of a security (or portfolio) for a given change in the interest rate spread (difference) between U.S. Treasury and non–U.S. Treasury securities. Prices of fixed-income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Investing in emerging markets intensifies risk, because lower quality fixed-income securities are more volatile in price. The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. Investing in emerging markets intensifies risk, because lower quality fixed-income securities may be more volatile in price in certain environments. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair

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Morgan Stanley Variable Insurance Fund | Details of the Fund

Emerging Markets Debt Portfolio (Con’t)

the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

The Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. There is additional risk to the extent that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

Investing in sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Uncertainty surrounding the level and sustainability of sovereign debt of certain countries that are part of the European Union, including Greece, Spain, Portugal, Ireland and Italy, has increased volatility in the financial markets. The ongoing bailout program on behalf of Greece exacerbates these concerns. In addition, a number of Latin American countries are among the largest debtors of developing countries and have a long history of reliance on foreign debt. Most recently, Argentina defaulted on certain sovereign debt securities, which, among other things, has restricted its ability to issue new debt and increases the risk of additional defaults on other sovereign debt securities outstanding. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

The risks of investing in the Fund may be intensified because the Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Fund’s performance more than if the Fund were diversified, and a decline in the value of a particular investment may cause the Fund’s overall value to decline to a greater degree.

In addition, the Fund may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of portfolio securities.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., the novel coronavirus outbreak, epidemics and other pandemics), terrorism, conflicts and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

The Fund may invest in debt obligations known as “sovereign debt,” which are obligations of governmental issuers in emerging market or developing countries and industrialized countries. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations. Uncertainty surrounding the level and sustainability of sovereign debt of certain countries that are part of the European Union, including Greece, Spain, Portugal, Ireland and Italy, has increased volatility in the financial markets. In addition, a number of Latin American countries are among the largest debtors of developing countries and have a long history of reliance on foreign debt. Additional factors that may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government’s policy towards the International Monetary Fund, the World Bank and other multilateral agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third-parties’ commitments to lend funds, which may further impair the foreign sovereign obligor’s ability or willingness to timely service its debts. In addition, there is no legal process for collecting on a sovereign debt that a government does not pay or bankruptcy proceeding by which all or part of the sovereign debt that a government entity has not repaid may be collected.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Credit and Interest Rate Risk

All fixed-income securities, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of Fund assets. The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Emerging Market Securities

The Fund invests in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

A portion of the Fund’s investments in emerging market securities may include investments in microfinance loans. Microfinance loans are typically very small loans (microcredit) made for providing the means for people who are not served by traditional banking systems to expand their businesses or finance their families’ basic needs by providing access to affordable credit. Microfinance loans carry many of the same risks associated with investing in emerging markets countries, but because some of the microfinance loans may be used to fund crop growing and livestock, microfinance loans may also be subject to climate and geography risk. In addition, most micro-clients have low incomes and little or no previous credit history. As a result, there is no assurance that micro-clients will be able to repay the microfinance loans.

Fixed-Income Securities

Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.

Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser and/or Sub-Adviser may use derivatives to reduce this risk. The Adviser and/or Sub-Adviser may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or contract, such as a swap agreement or futures contract, on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. When options are purchased over-the-counter (“OTC”), the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange trading is expected to increase liquidity of swaps trading. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third-party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of the issuer of the referenced debt obligation.

Structured Investments. The Fund also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser and/or Sub-Adviser have considerable leeway in deciding which investments they buy, holds or sells on a day-to-day basis, and which trading strategies they use. For example, the Adviser and/or Sub-Adviser, in their discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value per share (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser and/or Sub-Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser and/or Sub-Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Fund to incur additional transaction costs. The Fund may engage in frequent trading of securities to achieve its investment objective.

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Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2019, the Adviser, together with its affiliated asset management companies, had approximately $552 billion in assets under management or supervision.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England. The Sub-Adviser is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Company’s officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Advisory Fee

For the fiscal year ended December 31, 2019, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.75% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.30% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses for the most recent fiscal year may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2019. A discussion regarding the Board of Directors’ approval of the investment subadvisory agreement will be available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2020.

Portfolio Management

The Fund is managed by members of the Emerging Markets Debt team. The team consists of portfolio managers, analysts and traders. The members of the team primarily responsible for the day-to-day management of the Fund are Eric J. Baurmeister, Warren Mar and Sahil Tandon.

Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997. Mr. Mar has been associated with the Adviser in an investment management capacity since August 2012. Prior to August 2012, Mr. Mar was the global head of Emerging Markets Corporate Research & Strategy at J.P. Morgan Chase from April 2004 to August 2012. Mr. Tandon has been associated with the Sub-Adviser in an investment management capacity since August 2019. Prior to August 2019, Mr. Tandon was associated with the Adviser in an investment capacity from 2004.

Members of the team collaborate to manage the assets of the Fund.

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Morgan Stanley Variable Insurance Fund  |  Fund Management

Fund Management (Con’t)

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies (and other funds that serve as underlying investment options for variable insurance and annuity contracts (i.e., variable insurance funds)) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order (other than as set forth below). However, contract owners who allocate a portion of their contract to the Fund through the variable life insurance or variable annuity contracts previously described do not deal directly with the Fund to purchase and redeem shares. Please refer to the prospectus of the variable life insurance policy or variable annuity contract for information on the allocation, transfer and withdrawal of amounts to, and from, separate accounts.

The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.

The Company may suspend redemption privileges or postpone the date of payment for more than seven days (i) during any period that the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (iii) for such other periods as the SEC may permit.

The Fund currently does not foresee disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer different types of variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless material irreconcilable conflicts may possibly arise among the interests of these investors. The Board of Directors that oversees the Fund intends to monitor events to identify any such material irreconcilable conflicts and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives a shareholder’s purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. On any business day when the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close early, the Fund reserves the right to close at or prior to the SIFMA recommended closing time. If the Fund does so, it will cease granting same day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when you will not be able to purchase or sell your shares.

About Net Asset Value

The NAV of Class I shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class I, less any liabilities attributable to Class I, by the total number of outstanding shares of Class I. In making this calculation, the

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company‘s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than exchange-traded funds) that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class I shares will differ from that of Class II shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, shareholders should consult a tax advisor about the federal, state and local tax consequences applicable to their investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

17

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.
18

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Potential Conflicts of Interest

As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. Morgan Stanley has advised clients and has sponsored, managed or advised other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the ‘‘Affiliated Investment Accounts’’) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. Conflicts of interest not described below may also exist.

For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.

Material Nonpublic Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity.

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and the Investment team, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an Investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation.

Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.

Morgan Stanley’s Investment Banking Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.

General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between the Adviser, related persons of the Adviser and/or their clients. The Investment Advisers Act of 1940, the 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, the Adviser has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do

19

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. The Adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.

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Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class I shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class I shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

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Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2019	2018	2017	2016(1)	2015
Net Asset Value, Beginning of Period	$7.09	$8.08	$7.79	$7.45	$7.95
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.38	0.36	0.42	0.45	0.41
Net Realized and Unrealized Gain (Loss)	0.62	(0.92)	0.32	0.34	(0.48)
Total from Investment Operations	1.00	(0.56)	0.74	0.79	(0.07)
Distributions from and/or in Excess of:
Net Investment Income	(0.41)	(0.43)	(0.45)	(0.45)	(0.43)
Net Asset Value, End of Period	$7.68	$7.09	$8.08	$7.79	$7.45
Total Return(3)	14.25%	(6.94)%	9.71%	10.55%	(1.12)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$170,382	$165,582	$219,994	$200,455	$209,794
Ratio of Expenses Before Expense Limitation	N/A	N/A	N/A	1.08%	N/A
Ratio of Expenses After Expense Limitation	1.11%(4)	1.11%(4)	1.10%(4)	1.05%(4)	1.09%(4)
Ratio of Expenses After Expense Limitation Excluding Non- Operating Expenses	N/A	1.11%(4)	N/A	N/A	N/A
Ratio of Net Investment Income	5.04%(4)	4.83%(4)	5.22%(4)	5.72%(4)	5.24%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%	0.00%(5)	0.01%	0.00%(5)	0.00%(5)
Portfolio Turnover Rate	40%	32%	46%	53%	37%

(1)

Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.03% higher and the Ratio of Net Investment Income would have been 0.03% lower had the custodian not reimbursed the Fund.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(5)	Amount is less than 0.005%.

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2020 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2020 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Prospectus   |   April 30, 2020

Share Class	Ticker Symbol
Class II	MBDBX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Emerging Markets Debt Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Emerging Markets Debt Portfolio

Investment Objective

The Fund seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Fees and Expenses of the Fund (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.37%
Total Annual Fund Operating Expenses*	1.37%
Fee Waiver and/or Expense Reimbursement*	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.17%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Debt Portfolio	$ 119	$ 414	$ 731	$ 1,629
*	The Fund’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive 0.20% of the 0.25% 12b-1 fee that it may receive. This fee waiver will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s assets will be invested in debt securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., and the Fund’s “Sub-Adviser,” Morgan Stanley Investment Management Limited (“MSIM Limited”), seek high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market or developing countries. The Fund’s securities will be denominated primarily in U.S. dollars. The Fund may invest, to a lesser extent, in securities denominated in currencies other than U.S. dollars. The Fund may invest in fixed-income securities that are rated below “investment grade” or are not rated, but are of equivalent quality. These fixed-income securities are often referred to as “high yield securities” or “junk bonds.” High yield securities are fixed-income securities rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), below BBB- by S&P Global Ratings Group, a division of S&P Global, Inc. (“S&P”) or below BBB- by Fitch Ratings Inc. (“Fitch”), or if unrated, considered by the Adviser and/or the Sub-Adviser, as applicable, to be of equivalent quality.

The Adviser and/or the Sub-Adviser, as applicable, implement a top down assessment of the global economic environment and the sensitivity of emerging economies in general to worldwide events. In selecting the Fund’s investments, the Adviser and/or the Sub-Adviser, as applicable, analyze the ability of an emerging market country’s government to formulate and implement fiscal and economic policies; socio-political factors, including political risks, election calendars, human development and social stability; and exchange rate and interest rate valuation.

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Morgan Stanley Variable Insurance Fund | Fund Summary

Emerging Markets Debt Portfolio (Con’t)

The Fund’s investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team’s fundamental investment analysis framework. The Adviser and/or the Sub-Adviser, as applicable, may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser and/or the Sub-Adviser, as applicable, deem to be materially important environmental and/or social issues facing a company.

The Fund’s holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser and/or the Sub-Adviser, as applicable, generally consider selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. The Fund may also invest in restricted and illiquid securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Investing in emerging markets intensifies this risk, because lower quality fixed-income securities are more volatile in price.

•	Foreign Currency. The Fund’s investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser and/or the Sub-Adviser, as applicable, may use derivatives to reduce this risk. The Adviser and/or the Sub-Adviser, as applicable, may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

•	High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. Investing in emerging markets intensifies risk, because high yield securities may be more volatile in price in certain environments. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic

2

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Emerging Markets Debt Portfolio (Con’t)

sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Sovereign Debt Securities. Investing in sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

•	Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

•	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.

•	Leverage. The Fund may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of portfolio securities.

•	Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund’s investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

3

Morgan Stanley Variable Insurance Fund | Fund Summary

Emerging Markets Debt Portfolio (Con’t)

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years (Class II)

Commenced operations on December 19, 2002

High Quarter	09/30/10	8.20%
Low Quarter	06/30/13	-6.93%

Average Annual Total Returns (Class II)

(for the calendar periods ended December 31, 2019)

	Past One Year	Past Five Years	Past Ten Years
Class II
Return before Taxes	14.17%	4.91%	5.13%
J.P. Morgan Emerging Markets Bond Global Diversified Index (reflects no deduction for fees, expenses or taxes)[1]	15.04%	6.24%	6.90%
Emerging Markets Debt Blended Index (reflects no deduction for fees, expenses or taxes)[2]	14.42%	5.88%	6.57%
J.P. Morgan Emerging Markets Bond Global Index (reflects no deduction for fees, expenses or taxes)[3]	14.42%	5.88%	6.57%

(1)

The J.P. Morgan Emerging Markets Bond Global Diversified Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments for emerging market countries but limits the weights of countries with larger debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. It is not possible to invest directly in an index. Effective close of business on December 31, 2019, the Fund changed its primary benchmark to J.P. Morgan Emerging Markets Bond Global Diversified Index because the Adviser believes the J.P. Morgan Emerging Markets Bond Global Diversified Index is a more appropriate benchmark for the Fund.

(2)

The Emerging Markets Debt Blended Index is a performance linked benchmark of old and new benchmark of the Fund, the old represented by J.P. Morgan Emerging Markets Bond Global Index from the Fund’s inception to December 31, 2019, and the new benchmark represented by J.P. Morgan Emerging Markets Bond Global Diversified Index for periods thereafter. It is not possible to invest directly in an index.

(3)

The J.P. Morgan Emerging Markets Bond Global Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi sovereign entities: Brady bonds, loans, Eurobonds and local market instruments for emerging market countries. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Sub-Adviser. Morgan Stanley Investment Management Limited.

Portfolio Managers. The Fund is managed by members of the Emerging Markets Debt team. Information about the members primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Eric J. Baurmeister	Managing Director of the Adviser	April 2002

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Morgan Stanley Variable Insurance Fund  |  Fund Summary

Emerging Markets Debt Portfolio (Con’t)

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Warren Mar	Managing Director of the Adviser	December 2014
Sahil Tandon	Executive Director of MSIM Limited	October 2015

Purchase and Sale of Fund Shares

The Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

The Fund offers its shares only to insurance companies (either directly or indirectly through other variable insurance funds) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Distributor may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity or variable life insurance contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable annuity or variable life insurance contracts. Ask your salesperson or visit your insurance company’s web site for more information.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Emerging Markets Debt Portfolio

Investment Objective

The Fund seeks high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Approach

The Adviser and Sub-Adviser seek high total return by investing primarily in fixed-income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market or developing countries. The Fund’s securities will be denominated primarily in U.S. dollars. The Fund may invest, to a lesser extent, in securities denominated in currencies other than U.S. dollars. Using macroeconomic and fundamental analysis, the Adviser and/or the Sub-Adviser, as applicable, seek to identify emerging market or developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

Process

The Adviser and/or the Sub-Adviser, as applicable, implement a top down assessment of the global economic environment and the sensitivity of emerging economies in general to worldwide events. The Adviser and/or the Sub-Adviser, as applicable, will analyze economic factors, including governmental policies (fiscal, monetary and exchange rates regimes) and objectives (gross domestic product growth, inflation, external accounts, debt serviceability). In selecting the Fund’s investments, the Adviser and/or the Sub-Adviser, as applicable, analyze the ability of an emerging market country’s government to formulate and implement fiscal and economic policies; socio-political factors, including political risks, election calendars, human development and social stability; and exchange rate and interest rate valuation. The Adviser and/or the Sub-Adviser, as applicable, will utilize proprietary sovereign risk, interest rate and yield curve valuation models to identify investment opportunities.

The Fund’s investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team’s fundamental investment analysis framework. The Adviser and/or the Sub-Adviser, as applicable, may engage with management of certain issuers regarding corporate governance practices as well as what the Adviser and/or the Sub-Adviser, as applicable, deem to be materially important environmental and/or social issues facing a company.

The Fund’s holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser and/or the Sub-Adviser, as applicable, may, when or if available, use certain strategies, including the use of derivatives, to seek to protect the Fund from overvalued currencies or to seek to take advantage of undervalued currencies. The Adviser and/or the Sub-Adviser, as applicable, generally consider selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Fund may invest in fixed-income securities that are rated below “investment grade” or are not rated, but are of equivalent quality. These fixed-income securities are often referred to as “high yield securities” or “junk bonds.” High yield securities are fixed-income securities rated below Baa3 by Moody’s, below BBB- by S&P or below BBB- by Fitch, or if unrated considered by the Adviser and/or the Sub-Adviser, as applicable, to be an appropriate investment for the Fund.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in debt securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

The Adviser and/or the Sub-Adviser consider an issuer to be located in an emerging market or developing country if (i) its principal securities trading market is in an emerging market or developing country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market or developing countries or has at least 50% of its assets in emerging market or developing countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country.

Emerging market or developing countries are countries that major international financial institutions or the Fund’s benchmark index generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe.

The Fund may purchase certain non-publicly traded “restricted” securities. These securities may include “Rule 144A” securities which are exempt from registration and that may only be resold to qualified institutional buyers and other restricted securities. The Fund may invest in illiquid securities, including restricted securities that are illiquid. The Fund may invest an unlimited amount in restricted securities that are considered by the Adviser to be liquid and otherwise meet the Fund’s investment policies.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Emerging Markets Debt Portfolio (Con’t)

Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The percentage limitations relating to the composition of the Fund apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of lower-rated and unrated fixed-income securities in emerging markets. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non–U.S. Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of a security (or portfolio) for a given change in the interest rate spread (difference) between U.S. Treasury and non–U.S. Treasury securities. Prices of fixed-income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. Investing in emerging markets intensifies risk, because lower quality fixed-income securities are more volatile in price. The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. Investing in emerging markets intensifies risk, because lower quality fixed-income securities may be more volatile in price in certain environments. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair

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Morgan Stanley Variable Insurance Fund | Details of the Fund

Emerging Markets Debt Portfolio (Con’t)

the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

The Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. There is additional risk to the extent that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

Investing in sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Uncertainty surrounding the level and sustainability of sovereign debt of certain countries that are part of the European Union, including Greece, Spain, Portugal, Ireland and Italy, has increased volatility in the financial markets. The ongoing bailout program on behalf of Greece exacerbates these concerns. In addition, a number of Latin American countries are among the largest debtors of developing countries and have a long history of reliance on foreign debt. Most recently, Argentina defaulted on certain sovereign debt securities, which, among other things, has restricted its ability to issue new debt and increases the risk of additional defaults on other sovereign debt securities outstanding. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors. In addition, foreign governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

The risks of investing in the Fund may be intensified because the Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Fund’s performance more than if the Fund were diversified, and a decline in the value of a particular investment may cause the Fund’s overall value to decline to a greater degree.

In addition, the Fund may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of portfolio securities.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., the novel coronavirus outbreak, epidemics and other pandemics), terrorism, conflicts and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

The Fund may invest in debt obligations known as “sovereign debt,” which are obligations of governmental issuers in emerging market or developing countries and industrialized countries. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations. Uncertainty surrounding the level and sustainability of sovereign debt of certain countries that are part of the European Union, including Greece, Spain, Portugal, Ireland and Italy, has increased volatility in the financial markets. In addition, a number of Latin American countries are among the largest debtors of developing countries and have a long history of reliance on foreign debt. Additional factors that may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government’s policy towards the International Monetary Fund, the World Bank and other multilateral agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third-parties’ commitments to lend funds, which may further impair the foreign sovereign obligor’s ability or willingness to timely service its debts. In addition, there is no legal process for collecting on a sovereign debt that a government does not pay or bankruptcy proceeding by which all or part of the sovereign debt that a government entity has not repaid may be collected.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Credit and Interest Rate Risk

All fixed-income securities, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of Fund assets. The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Emerging Market Securities

The Fund invests in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

A portion of the Fund’s investments in emerging market securities may include investments in microfinance loans. Microfinance loans are typically very small loans (microcredit) made for providing the means for people who are not served by traditional banking systems to expand their businesses or finance their families’ basic needs by providing access to affordable credit. Microfinance loans carry many of the same risks associated with investing in emerging markets countries, but because some of the microfinance loans may be used to fund crop growing and livestock, microfinance loans may also be subject to climate and geography risk. In addition, most micro-clients have low incomes and little or no previous credit history. As a result, there is no assurance that micro-clients will be able to repay the microfinance loans.

Fixed-Income Securities

Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.

Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser and/or Sub-Adviser may use derivatives to reduce this risk. The Adviser and/or Sub-Adviser may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or contract, such as a swap agreement or futures contract, on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. When options are purchased over-the-counter (“OTC”), the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange trading is expected to increase liquidity of swaps trading. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third-party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of the issuer of the referenced debt obligation.

Structured Investments. The Fund also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser and/or Sub-Adviser have considerable leeway in deciding which investments they buy, holds or sells on a day-to-day basis, and which trading strategies they use. For example, the Adviser and/or Sub-Adviser, in their discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value per share (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser and/or Sub-Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser and/or Sub-Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Fund to incur additional transaction costs. The Fund may engage in frequent trading of securities to achieve its investment objective.

13

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2019, the Adviser, together with its affiliated asset management companies, had approximately $552 billion in assets under management or supervision.

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England. The Sub-Adviser is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Company’s officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Advisory Fee

For the fiscal year ended December 31, 2019, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.75% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.35% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) (but includes any 12b-1 fee paid to the Distributor). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses for the most recent fiscal year may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2019. A discussion regarding the Board of Directors’ approval of the investment subadvisory agreement will be available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2020.

Portfolio Management

The Fund is managed by members of the Emerging Markets Debt team. The team consists of portfolio managers, analysts and traders. The members of the team primarily responsible for the day-to-day management of the Fund are Eric J. Baurmeister, Warren Mar and Sahil Tandon.

Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997. Mr. Mar has been associated with the Adviser in an investment management capacity since August 2012. Prior to August 2012, Mr. Mar was the global head of Emerging Markets Corporate Research & Strategy at J.P. Morgan Chase from April 2004 to August 2012. Mr. Tandon has been associated with the Sub-Adviser in an investment management capacity since August 2019. Prior to August 2019, Mr. Tandon was associated with the Adviser in an investment capacity from 2004.

Members of the team collaborate to manage the assets of the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

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Morgan Stanley Variable Insurance Fund  |  Fund Management

Fund Management (Con’t)

Distribution Plan

The Company has adopted a Plan of Distribution (the “Plan”) for the Fund’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the Plan, the Fund is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Company as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative-related expenses incurred or paid in connection with the distribution of Class II shares of the Fund. The Distributor has agreed to waive 0.20% of the 0.25% 12b-1 fee that it may receive. This waiver will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

Since the 12b-1 fees associated with the Plan are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies (and other funds that serve as underlying investment options for variable insurance and annuity contracts (i.e., variable insurance funds)) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order (other than as set forth below). However, contract owners who allocate a portion of their contract to the Fund through the variable life insurance or variable annuity contracts previously described do not deal directly with the Fund to purchase and redeem shares. Please refer to the prospectus of the variable life insurance policy or variable annuity contract for information on the allocation, transfer and withdrawal of amounts to, and from, separate accounts.

The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.

The Company may suspend redemption privileges or postpone the date of payment for more than seven days (i) during any period that the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (iii) for such other periods as the SEC may permit.

The Fund currently does not foresee disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer different types of variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless material irreconcilable conflicts may possibly arise among the interests of these investors. The Board of Directors that oversees the Fund intends to monitor events to identify any such material irreconcilable conflicts and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives a shareholder’s purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. On any business day when the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close early, the Fund reserves the right to close at or prior to the SIFMA recommended closing time. If the Fund does so, it will cease granting same day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when you will not be able to purchase or sell your shares.

About Net Asset Value

The NAV of Class II shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class II, less any liabilities attributable to Class II, by the total number of outstanding shares of Class II. In making this calculation,

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company‘s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than exchange-traded funds) that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class II shares will differ from that of Class I shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, shareholders should consult a tax advisor about the federal, state and local tax consequences applicable to their investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Potential Conflicts of Interest

As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. Morgan Stanley has advised clients and has sponsored, managed or advised other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the ‘‘Affiliated Investment Accounts’’) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. Conflicts of interest not described below may also exist.

For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.

Material Nonpublic Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity.

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and the Investment team, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an Investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation.

Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.

Morgan Stanley’s Investment Banking Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.

General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between the Adviser, related persons of the Adviser and/or their clients. The Investment Advisers Act of 1940, the 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, the Adviser has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. The Adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.

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Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class II shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class II shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

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Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Emerging Markets Debt Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2019	2018	2017	2016(1)	2015
Net Asset Value, Beginning of Period	$7.03	$8.02	$7.74	$7.40	$7.90
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.37	0.36	0.41	0.44	0.40
Net Realized and Unrealized Gain (Loss)	0.62	(0.92)	0.32	0.34	(0.48)
Total from Investment Operations	0.99	(0.56)	0.73	0.78	(0.08)
Distributions from and/or in Excess of:
Net Investment Income	(0.41)	(0.43)	(0.45)	(0.44)	(0.42)
Net Asset Value, End of Period	$7.61	$7.03	$8.02	$7.74	$7.40
Total Return(3)	14.17%	(7.04)%	9.58%	10.58%	(1.17)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$21,163	$19,502	$22,144	$19,661	$18,270
Ratio of Expenses Before Expense Limitation	1.37%	1.36%	1.36%	1.33%	1.37%
Ratio of Expenses After Expense Limitation	1.16%(4)	1.16%(4)	1.15%(4)	1.10%(4)	1.14%(4)
Ratio of Expenses After Expense Limitation Excluding Non- Operating Expenses	N/A	1.16%(4)	N/A	N/A	N/A
Ratio of Net Investment Income	4.99%(4)	4.78%(4)	5.17%(4)	5.67%(4)	5.19%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%	0.00%(5)	0.01%	0.00%(5)	0.00%(5)
Portfolio Turnover Rate	40%	32%	46%	53%	37%

(1)

Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation would have been 0.03% higher and the Ratio of Net Investment Income would have been 0.03% lower had the custodian not reimbursed the Fund.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(5)	Amount is less than 0.005%.

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2020 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2020 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Prospectus   |   April 30, 2020

Share Class	Ticker Symbol
Class I	MEMEX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Emerging Markets Equity Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Emerging Markets Equity Portfolio

Investment Objective

The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Fees and Expenses of the Fund (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.85%
Distribution (12b-1) Fee	None
Other Expenses	0.42%
Total Annual Fund Operating Expenses*	1.27%
Fee Waiver and/or Expense Reimbursement*	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.25%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Equity Portfolio	$ 127	$ 401	$ 695	$ 1,532
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to maximize returns by investing in growth-oriented equity securities in emerging markets.

The global strategists of the Adviser and the Fund’s “Sub-Adviser,” Morgan Stanley Investment Management Company (“MSIM Company”), analyze the global economic environment, particularly its impact on emerging markets, and allocate the Fund’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment.

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser and/or Sub-Adviser, as applicable, focus on engaging company management around corporate governance practices as well as what the Adviser and/or Sub-Adviser, as applicable, deem to be materially important environmental and/or social issues facing a company.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The equity securities in which the Fund may invest include common and preferred stocks, convertible securities, depositary receipts, rights, warrants and limited partnership interests.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be

1

Morgan Stanley Variable Insurance Fund | Fund Summary

Emerging Markets Equity Portfolio (Con’t)

counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

•	Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund’s investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political,

2

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Emerging Markets Equity Portfolio (Con’t)

economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years (Class I)

Commenced operations on October 1, 1996

High Quarter	09/30/10	20.02%
Low Quarter	09/30/11	-19.85%

Average Annual Total Returns (Class I)

(for the calendar periods ended December 31, 2019)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return before Taxes	19.59%	4.91%	3.44%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[1]	18.42%	5.61%	3.68%

(1)

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Index currently consists of 26 emerging market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Sub-Adviser. Morgan Stanley Investment Management Company.

Portfolio Managers. The Fund is managed by members of the Emerging Markets Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Eric Carlson	Managing Director of the Adviser	September 1997
Paul Psaila	Managing Director of the Adviser	October 1996

3

Morgan Stanley Variable Insurance Fund | Fund Summary

Emerging Markets Equity Portfolio (Con’t)

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Ruchir Sharma	Managing Director of the Adviser	April 2002
May Yu	Managing Director of Morgan Stanley Asia Limited	April 2018
Amay Hattangadi	Managing Director of MSIM Company	July 2018

Purchase and Sale of Fund Shares

The Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

The Fund offers its shares only to insurance companies (either directly or indirectly through other variable insurance funds) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity or variable life insurance contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable annuity or variable life insurance contracts. Ask your salesperson or visit your insurance company’s web site for more information.

4

Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Emerging Markets Equity Portfolio

Investment Objective

The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Approach

The Adviser and Sub-Adviser seek to maximize returns by investing in growth-oriented equity securities in emerging markets. The Fund’s investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Process

The global strategists of the Adviser and the Sub-Adviser analyze the global economic environment, particularly its impact on emerging markets, and allocate the Fund’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Adviser and/or Sub-Adviser invest in countries based on the work of country specialists who conduct fundamental analysis of companies within these markets and seek to identify companies with strong earnings growth prospects. To manage risk, the Adviser and/or Sub-Adviser emphasize macroeconomic and fundamental research. The Adviser and/or Sub-Adviser generally consider selling a portfolio holding when they determine that the holding no longer satisfies their investment criteria.

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser and/or Sub-Adviser, as applicable, focus on engaging company management around corporate governance practices as well as what the Adviser and/or Sub-Adviser, as applicable, deem to be materially important environmental and/or social issues facing a company.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The equity securities in which the Fund may invest include common and preferred stocks, convertible securities, depositary receipts, rights, warrants and limited partnership interests.

The Adviser and/or Sub-Adviser consider an issuer to be located in an emerging market or developing country if (i) its principal securities trading market is in an emerging market or developing country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market or developing countries or has at least 50% of its assets in emerging market or developing countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country.

Emerging market or developing countries are countries that major international financial institutions or the Fund’s benchmark index generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers in emerging markets. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

5

Morgan Stanley Variable Insurance Fund | Details of the Fund

Emerging Markets Equity Portfolio (Con’t)

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

The Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

6

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., the novel coronavirus outbreak, epidemics and other pandemics), terrorism, conflicts and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, real estate investment trusts, rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a

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Additional Risk Factors and Information (Con’t)

corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic

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Additional Risk Factors and Information (Con’t)

conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser and/or Sub-Adviser may use derivatives to reduce this risk. The Adviser and/or Sub-Adviser may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Foreign Real Estate Companies

Investing in foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which foreign real estate companies are organized and operated. Foreign real estate companies generally invest directly in real estate, in mortgages or in some combination of the two. Operating foreign real estate companies requires specialized management skills and the Fund may indirectly bear management expenses along with the direct expenses of the Fund. Individual foreign real estate companies may own a limited number of properties and may concentrate in a particular region or property type. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, foreign real estate companies, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in foreign real estate companies.

Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap

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Additional Risk Factors and Information (Con’t)

agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange trading is expected to increase liquidity of swaps trading. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser and/or Sub-Adviser have considerable leeway in deciding which investments they buy, hold or sell on a day-to-day basis, and which trading strategies they use. For example, the Adviser and/or Sub-Adviser, in their discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value per share (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser and/or Sub-Adviser believe that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser and/or Sub-Adviser incorrectly predict the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

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Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2019, the Adviser, together with its affiliated asset management companies, had approximately $552 billion in assets under management or supervision.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with MSIM Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481. MSIM Company is a wholly owned subsidiary of Morgan Stanley and provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Company’s officers and Directors. The Adviser pays MSIM Company on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Advisory Fee

For the fiscal year ended December 31, 2019, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.83% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.25% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses for the most recent fiscal year may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

A discussion regarding the Board of Directors’ approval of the investment advisory and sub-advisory agreements is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2019.

Portfolio Management

The Fund is managed by members of the Emerging Markets Equity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Eric Carlson, Paul Psaila, Ruchir Sharma, May Yu and Amay Hattangadi.

Mr. Carlson has been associated with the Adviser in an investment management capacity since 1997. Mr. Psaila has been associated with the Adviser in an investment management capacity since 1994. Mr. Sharma has been associated with the Adviser in an investment management capacity since 1996. Ms. Yu has been associated with the Adviser or its affiliates in an investment management capacity since 2012. Mr. Hattangadi has been associated with MSIM Company or its affiliates in an investment management capacity since 1997.

In rendering investment advisory services to the Fund, the Adviser uses the portfolio management, research and other resources of a foreign (non-U.S.) affiliate of MSIM that is not registered under the Investment Advisers Act of 1940, as amended, and may provide services to the Fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC

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Fund Management (Con’t)

allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

The Emerging Markets Equity team is comprised of dedicated portfolio managers/analysts that have extensive experience in analyzing emerging markets equity securities for investors. Mr. Sharma is lead portfolio manager and is responsible for overall portfolio performance and construction. Mr. Sharma focuses on country allocation, relying heavily on input from the regional co-portfolio manager teams who are responsible for stock selection for their respective regions. Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on specific sectors.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies (and other funds that serve as underlying investment options for variable insurance and annuity contracts (i.e., variable insurance funds)) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order (other than as set forth below). However, contract owners who allocate a portion of their contract to the Fund through the variable life insurance or variable annuity contracts previously described do not deal directly with the Fund to purchase and redeem shares. Please refer to the prospectus of the variable life insurance policy or variable annuity contract for information on the allocation, transfer and withdrawal of amounts to, and from, separate accounts.

The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.

The Company may suspend redemption privileges or postpone the date of payment for more than seven days (i) during any period that the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (iii) for such other periods as the SEC may permit.

The Fund currently does not foresee disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer different types of variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless material irreconcilable conflicts may possibly arise among the interests of these investors. The Board of Directors that oversees the Fund intends to monitor events to identify any such material irreconcilable conflicts and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives a shareholder’s purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when shareholders will not be able to purchase or sell shares.

About Net Asset Value

The NAV of Class I shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class I, less any liabilities attributable to Class I, by the total number of outstanding shares of Class I. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close

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Shareholder Information (Con’t)

of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company‘s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than exchange-traded funds) that are registered under the Investment Company Act of 1940, as amended (“1940 Act”), the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class I shares will differ from that of Class II shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, shareholders should consult a tax advisor about the federal, state and local tax consequences applicable to their investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Potential Conflicts of Interest

As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. Morgan Stanley has advised clients and has sponsored, managed or advised other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the ‘‘Affiliated Investment Accounts’’) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. Conflicts of interest not described below may also exist.

For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.

Material Nonpublic Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity.

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and the Investment team, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an Investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation.

Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.

Morgan Stanley’s Investment Banking Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.

General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between the Adviser, related persons of the Adviser and/or their clients. The Investment Advisers Act of 1940, the 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, the Adviser has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do

16

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. The Adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.

17

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class I shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class I shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

18

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2019	2018	2017	2016(1)	2015
Net Asset Value, Beginning of Period	$14.48	$17.65	$13.16	$12.39	$13.98
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.20	0.14	0.09	0.10	0.08
Net Realized and Unrealized Gain (Loss)	2.56	(3.23)	4.52	0.73	(1.56)
Total from Investment Operations	2.76	(3.09)	4.61	0.83	(1.48)
Distributions from and/or in Excess of:
Net Investment Income	(0.17)	(0.08)	(0.12)	(0.06)	(0.11)
Net Realized Gain	(1.08)	—	—	—	—
Total Distributions	(1.25)	(0.08)	(0.12)	(0.06)	(0.11)
Net Asset Value, End of Period	$15.99	$14.48	$17.65	$13.16	$12.39
Total Return(3)	19.59%	(17.47)%	35.06%	6.74%	(10.69)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$163,794	$175,300	$238,026	$174,423	$204,032
Ratio of Expenses Before Expense Limitation	1.27%	N/A	1.32%	1.39%	1.64%
Ratio of Expenses After Expense Limitation	1.25%(4)	1.22%(4)	1.25%(4)	1.28%(4)(6)	1.40%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Non- Operating Expenses	1.25%(4)	1.22%(4)	N/A	N/A	N/A
Ratio of Net Investment Income	1.33%(4)	0.86%(4)	0.56%(4)	0.74%(4)	0.55%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(7)	0.01%	0.00%(7)	0.00%(7)	0.00%(7)
Portfolio Turnover Rate	36%	42%	37%	34%	38%

(1)

Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(5)

Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class I shares. Prior to September 30, 2015, the maximum ratio was 1.42% for Class I shares.

(6)

Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class I shares. Prior to September 30, 2016, the maximum ratio was 1.35% for Class I shares.

(7)	Amount is less than 0.005%.

19

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2020 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2020 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Prospectus   |   April 30, 2020

Share Class	Ticker Symbol
Class II	MSMBX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Emerging Markets Equity Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Emerging Markets Equity Portfolio

Investment Objective

The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Fees and Expenses of the Fund (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.85%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.42%
Total Annual Fund Operating Expenses*	1.52%
Fee Waiver and/or Expense Reimbursement*	0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.30%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Equity Portfolio	$ 132	$ 459	$ 808	$ 1,794
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.30%. In addition, the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive 0.20% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to maximize returns by investing in growth-oriented equity securities in emerging markets.

The global strategists of the Adviser and the Fund’s “Sub-Adviser,” Morgan Stanley Investment Management Company (“MSIM Company”), analyze the global economic environment, particularly its impact on emerging markets, and allocate the Fund’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment.

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser and/or Sub-Adviser, as applicable, focus on engaging company management around corporate governance practices as well as what the Adviser and/or Sub-Adviser, as applicable, deem to be materially important environmental and/or social issues facing a company.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The equity securities in which the Fund may invest include common and preferred stocks, convertible securities, depositary receipts, rights, warrants and limited partnership interests.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts,

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Morgan Stanley Variable Insurance Fund | Fund Summary

Emerging Markets Equity Portfolio (Con’t)

which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. When the Fund holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

•	Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund’s investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities

2

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Emerging Markets Equity Portfolio (Con’t)

and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years (Class II)

Commenced operations on January 10, 2003

High Quarter	09/30/10	19.98%
Low Quarter	09/30/11	-19.82%

Average Annual Total Returns (Class II)

(for the calendar periods ended December 31, 2019)

	Past One Year	Past Five Years	Past Ten Years
Class II
Return before Taxes	19.51%	4.86%	3.38%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[1]	18.42%	5.61%	3.68%

(1)

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Index currently consists of 26 emerging market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Sub-Adviser. Morgan Stanley Investment Management Company.

Portfolio Managers. The Fund is managed by members of the Emerging Markets Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Eric Carlson	Managing Director of the Adviser	September 1997

3

Morgan Stanley Variable Insurance Fund | Fund Summary

Emerging Markets Equity Portfolio (Con’t)

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Paul Psaila	Managing Director of the Adviser	October 1996
Ruchir Sharma	Managing Director of the Adviser	April 2002
May Yu	Managing Director of Morgan Stanley Asia Limited	April 2018
Amay Hattangadi	Managing Director of MSIM Company	July 2018

Purchase and Sale of Fund Shares

The Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

The Fund offers its shares only to insurance companies (either directly or indirectly through other variable insurance funds) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Distributor may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity or variable life insurance contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable annuity or variable life insurance contracts. Ask your salesperson or visit your insurance company’s web site for more information.

4

Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Emerging Markets Equity Portfolio

Investment Objective

The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Approach

The Adviser and Sub-Adviser seek to maximize returns by investing in growth-oriented equity securities in emerging markets. The Fund’s investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Process

The global strategists of the Adviser and the Sub-Adviser analyze the global economic environment, particularly its impact on emerging markets, and allocate the Fund’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. The Adviser and/or Sub-Adviser invest in countries based on the work of country specialists who conduct fundamental analysis of companies within these markets and seek to identify companies with strong earnings growth prospects. To manage risk, the Adviser and/or Sub-Adviser emphasize macroeconomic and fundamental research. The Adviser and/or Sub-Adviser generally consider selling a portfolio holding when they determine that the holding no longer satisfies their investment criteria.

The investment process takes into account information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser and/or Sub-Adviser, as applicable, focus on engaging company management around corporate governance practices as well as what the Adviser and/or Sub-Adviser, as applicable, deem to be materially important environmental and/or social issues facing a company.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of issuers located in emerging market or developing countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The equity securities in which the Fund may invest include common and preferred stocks, convertible securities, depositary receipts, rights, warrants and limited partnership interests.

The Adviser and/or Sub-Adviser consider an issuer to be located in an emerging market or developing country if (i) its principal securities trading market is in an emerging market or developing country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market or developing countries or has at least 50% of its assets in emerging market or developing countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country.

Emerging market or developing countries are countries that major international financial institutions or the Fund’s benchmark index generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers in emerging markets. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

5

Morgan Stanley Variable Insurance Fund | Details of the Fund
Emerging Markets Equity Portfolio (Con’t)

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

The Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., the novel coronavirus outbreak, epidemics and other pandemics), terrorism, conflicts and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, real estate investment trusts, rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser and/or Sub-Adviser may use derivatives to reduce this risk. The Adviser and/or Sub-Adviser may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Foreign Real Estate Companies

Investing in foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which foreign real estate companies are organized and operated. Foreign real estate companies generally invest directly in real estate, in mortgages or in some combination of the two. Operating foreign real estate companies requires specialized management skills and the Fund may indirectly bear management expenses along with the direct expenses of the Fund. Individual foreign real estate companies may own a limited number of properties and may concentrate in a particular region or property type. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, foreign real estate companies, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in foreign real estate companies.

Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange trading is expected to increase liquidity of swaps trading. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser and/or Sub-Adviser have considerable leeway in deciding which investments they buy, hold or sell on a day-to-day basis, and which trading strategies they use. For example, the Adviser and/or Sub-Adviser, in their discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value per share (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser and/or Sub-Adviser believe that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser and/or Sub-Adviser incorrectly predict the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

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Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2019, the Adviser, together with its affiliated asset management companies, had approximately $552 billion in assets under management or supervision.

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with MSIM Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481. MSIM Company is a wholly owned subsidiary of Morgan Stanley and provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Company’s officers and Directors. The Adviser pays MSIM Company on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Advisory Fee

For the fiscal year ended December 31, 2019, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.83% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.30% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) (but includes any 12b-1 fee paid to the Distributor). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses for the most recent fiscal year may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

A discussion regarding the Board of Directors’ approval of the investment advisory and sub-advisory agreements is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2019.

Portfolio Management

The Fund is managed by members of the Emerging Markets Equity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Eric Carlson, Paul Psaila, Ruchir Sharma, May Yu and Amay Hattangadi.

Mr. Carlson has been associated with the Adviser in an investment management capacity since 1997. Mr. Psaila has been associated with the Adviser in an investment management capacity since 1994. Mr. Sharma has been associated with the Adviser in an investment management capacity since 1996. Ms. Yu has been associated with the Adviser or its affiliates in an investment management capacity since 2012. Mr. Hattangadi has been associated with MSIM Company or its affiliates in an investment management capacity since 1997.

In rendering investment advisory services to the Fund, the Adviser uses the portfolio management, research and other resources of a foreign (non-U.S.) affiliate of MSIM that is not registered under the Investment Advisers Act of 1940, as amended, and may provide services to the Fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

The Emerging Markets Equity team is comprised of dedicated portfolio managers/analysts that have extensive experience in analyzing emerging markets equity securities for investors. Mr. Sharma is lead portfolio manager and is responsible for overall portfolio performance and construction. Mr. Sharma focuses on country allocation, relying heavily on input from the regional co-portfolio manager teams who are responsible for stock selection for their respective regions. Portfolio managers generally specialize by region, with the exception of a few specialized groups focusing on specific sectors.

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Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management (Con’t)

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

Distribution Plan

The Company has adopted a Plan of Distribution (the “Plan”) for the Fund’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the Plan, the Fund is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Company as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative-related expenses incurred or paid in connection with the distribution of Class II shares of the Fund. The Distributor has agreed to waive 0.20% of the 0.25% 12b-1 fee that it may receive. This waiver will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

Since the 12b-1 fees associated with the Plan are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies (and other funds that serve as underlying investment options for variable insurance and annuity contracts (i.e., variable insurance funds)) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order (other than as set forth below). However, contract owners who allocate a portion of their contract to the Fund through the variable life insurance or variable annuity contracts previously described do not deal directly with the Fund to purchase and redeem shares. Please refer to the prospectus of the variable life insurance policy or variable annuity contract for information on the allocation, transfer and withdrawal of amounts to, and from, separate accounts.

The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.

The Company may suspend redemption privileges or postpone the date of payment for more than seven days (i) during any period that the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (iii) for such other periods as the SEC may permit.

The Fund currently does not foresee disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer different types of variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless material irreconcilable conflicts may possibly arise among the interests of these investors. The Board of Directors that oversees the Fund intends to monitor events to identify any such material irreconcilable conflicts and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives a shareholder’s purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when shareholders will not be able to purchase or sell shares.

About Net Asset Value

The NAV of Class II shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class II, less any liabilities attributable to Class II, by the total number of outstanding shares of Class II. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after

13

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company‘s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than exchange-traded funds) that are registered under the 1940 Act, the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class II shares will differ from that of Class I shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, shareholders should consult a tax advisor about the federal, state and local tax consequences applicable to their investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting

14

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

15

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Potential Conflicts of Interest

As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. Morgan Stanley has advised clients and has sponsored, managed or advised other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the ‘‘Affiliated Investment Accounts’’) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. Conflicts of interest not described below may also exist.

For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.

Material Nonpublic Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity.

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and the Investment team, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an Investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation.

Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.

Morgan Stanley’s Investment Banking Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.

General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between the Adviser, related persons of the Adviser and/or their clients. The Investment Advisers Act of 1940, the 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, the Adviser has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do

16

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. The Adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.

17

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class II shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class II shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

18

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Emerging Markets Equity Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2019	2018	2017	2016(1)	2015
Net Asset Value, Beginning of Period	$14.44	$17.59	$13.11	$12.35	$13.93
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.19	0.13	0.08	0.09	0.07
Net Realized and Unrealized Gain (Loss)	2.54	(3.21)	4.51	0.73	(1.55)
Total from Investment Operations	2.73	(3.08)	4.59	0.82	(1.48)
Distributions from and/or in Excess of:
Net Investment Income	(0.16)	(0.07)	(0.11)	(0.06)	(0.10)
Net Realized Gain	(1.08)	—	—	—	—
Total Distributions	(1.24)	(0.07)	(0.11)	(0.06)	(0.10)
Net Asset Value, End of Period	$15.93	$14.44	$17.59	$13.11	$12.35
Total Return(3)	19.51%	(17.51)%	35.06%	6.62%	(10.71)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$71,662	$68,404	$89,249	$76,392	$73,325
Ratio of Expenses Before Expense Limitation	1.52%	1.48%	1.57%	1.64%	1.92%
Ratio of Expenses After Expense Limitation	1.30%(4)	1.27%(4)	1.30%(4)	1.33%(4)(6)	1.45%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Non- Operating Expenses	1.30%(4)	1.27%(4)	N/A	N/A	N/A
Ratio of Net Investment Income	1.28%(4)	0.81%(4)	0.51%(4)	0.69%(4)	0.50%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(7)	0.01%	0.00%(7)	0.00%(7)	0.00%(7)
Portfolio Turnover Rate	36%	42%	37%	34%	38%

(1)

Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(5)

Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class II shares. Prior to September 30, 2015, the maximum ratio was 1.47% for Class II shares.

(6)

Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.30% for Class II shares. Prior to September 30, 2016, the maximum ratio was 1.40% for Class II shares.

(7)	Amount is less than 0.005%.

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2020 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2020 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Global Franchise Portfolio

Prospectus   |   April 30, 2020

Share Class	Ticker Symbol
Class II	MBIIX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Global Franchise Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Franchise Portfolio

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.80%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.64%
Total Annual Fund Operating Expenses*	1.69%
Fee Waiver and/or Expense Reimbursement*	0.49%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.20%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Global Franchise Portfolio	$ 122	$ 485	$ 872	$ 1,957
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Adviser and the Fund’s “Sub-Adviser,” Morgan Stanley Investment Management Limited (“MSIM Limited”), seek long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that they believe have, among other things, sustainable competitive advantages, capable management and financial strength. Under normal market conditions, the Fund invests in securities of issuers from at least three different countries, which may include the United States.

The Fund’s investment process focuses on the sustainability and direction of a company’s long-term returns on capital. Environmental, social and governance (ESG) considerations are a fundamental and integrated part of this process, as the Sub-Adviser believes material weaknesses in any of the ESG areas can potentially threaten the long-term sustainability of a company’s returns on capital. The Adviser and/or Sub-Adviser rely on their research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria.

The Adviser and/or Sub-Adviser believe that the number of issuers with strong business franchises meeting its criteria may be limited and, accordingly, the Fund may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its net assets in a single issuer. The Fund’s equity investments may include convertible securities.

The Adviser and/or Sub-Adviser generally consider selling a portfolio holding when they determine that the holding no longer satisfies their investment criteria or that replacing the holding with another investment should improve the Fund’s valuation and/or quality.

The Fund may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.

1

Morgan Stanley Variable Insurance Fund | Fund Summary

Global Franchise Portfolio (Con’t)

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•	Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•	Global Franchise Companies. Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions may adversely affect global franchise companies and may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of companies.

•	ESG Investment Risk. The Fund’s adherence to its ESG criteria and application of related analyses when selecting investments may impact the Fund’s performance, including relative to similar funds that do not adhere to such criteria or apply such analyses. Additionally, the Fund’s adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments may require subjective analysis and may be more difficult if data about a particular company or market is limited, such as with respect to issuers in emerging market countries. Socially responsible norms differ by country and region, and a company’s ESG practices or the Adviser’s assessment of such may change over time.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.

•	Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund’s investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities

2

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Franchise Portfolio (Con’t)

and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years (Class II)

Commenced operations on April 30, 2003

High Quarter	03/31/19	15.21%
Low Quarter	12/31/18	-9.25%

Average Annual Total Returns (Class II)

(for the calendar periods ended December 31, 2019)

	Past One Year	Past Five Years	Past Ten Years
Class II
Return before Taxes	29.53%	12.37%	12.41%
MSCI World Net Index (reflects no deduction for fees, expenses or taxes)[1]	27.67%	8.74%	9.47%

(1)

The MSCI World Net Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Net Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Sub-Adviser. Morgan Stanley Investment Management Limited.

Portfolio Managers. The Fund is managed by members of the International Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Sub-Adviser	Date Began Managing Fund
William D. Lock	Managing Director	June 2009
Bruno Paulson	Managing Director	June 2009

3

Morgan Stanley Variable Insurance Fund | Fund Summary

Global Franchise Portfolio (Con’t)

Name	Title with Sub-Adviser	Date Began Managing Fund
Nic Sochovsky	Managing Director	December 2015
Dirk Hoffmann-Becking	Executive Director	January 2015
Vladimir A. Demine	Executive Director	June 2009
Nathan Wong	Executive Director	April 2019
Marcus Watson	Executive Director	January 2013
Alex Gabriele	Executive Director	September 2017
Richard Perrott	Executive Director	September 2017

Purchase and Sale of Fund Shares

The Prospectus offers Class II shares of the Fund. The Company does not currently offer Class I shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee.

The Fund offers its shares either directly or indirectly (through other variable insurance funds) only to insurance companies for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity or variable life insurance contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable annuity or variable life insurance contracts. Shareholders should ask their salesperson or visit their insurance company’s web site for more information.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Global Franchise Portfolio

Investment Objective

The Fund seeks long-term capital appreciation.

Approach

The Adviser and Sub-Adviser seek long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that they believe have, among other things, sustainable competitive advantages, capable management and financial strength. The Adviser and/or Sub-Adviser emphasize individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Fund invests in securities of issuers from at least three different countries, which may include the United States.

Process

The Adviser and/or Sub-Adviser seek to invest in companies they believe have strong business franchises, strong cash flows, modest capital requirements, strong balance sheets, capable managements, and that typically return cash to shareholders. Based on the Adviser’s and/or Sub-Adviser’s fundamental analysis, securities are selected on a global basis. The franchise focus of the Fund is based on the Adviser’s and/or Sub-Adviser’s belief that the intangible assets underlying a strong business franchise (such as brands and networks) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Fund’s investment process focuses on the sustainability and direction of a company’s long-term returns on capital. Environmental, social and governance (ESG) considerations are a fundamental and integrated part of this process, as the Adviser and/or Sub-Adviser believe material weaknesses or opportunities in any of the ESG areas can potentially threaten or enhance the long-term sustainability of a company’s returns on capital. The Adviser and/or Sub-Adviser engage directly with company management to identify material risks and opportunities that may impact company fundamentals.

The Adviser and/or Sub-Adviser rely on their research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Fund generally invests in equity securities with a free float greater than $2 billion. The Adviser and/or Sub-Adviser believe that the number of issuers with strong business franchises meeting its criteria may be limited and, accordingly, the Fund may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its net assets in a single issuer. The Fund’s equity investments may include convertible securities.

The Adviser and/or Sub-Adviser generally consider selling a portfolio holding when they determine that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Fund’s valuation and/or quality.

The Fund may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.

The percentage limitations relating to the composition of the Fund apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers throughout the world, including emerging market or developing countries. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has

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Morgan Stanley Variable Insurance Fund | Details of the Fund

Global Franchise Portfolio (Con’t)

increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

The Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. There is additional risk to the extent that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated.

Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

While the Sub-Adviser believes that smaller companies may provide greater growth potential than larger, more established firms, investing in the securities of smaller companies also involves greater risk and price volatility.

Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions may adversely affect global franchise companies and may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of companies.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

The risks of investing in the Fund may be intensified because the Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Fund’s performance more than if the Fund were diversified, and a decline in the value of a particular investment may cause the Fund’s overall value to decline to a greater degree.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., the novel coronavirus outbreak, epidemics and other pandemics), terrorism, conflicts and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, real estate investment trusts, rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser and/or Sub-Adviser may use derivatives to reduce this risk. The Adviser and/or Sub-Adviser may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

ESG Investment

The Fund’s adherence to its ESG criteria and application of related analyses when selecting investments may adversely affect the Fund’s performance, including relative to similar funds that do not adhere to such criteria or apply such analyses. Additionally, the Fund’s adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments may require subjective analysis and may be more difficult if data about a particular company or market is limited, such as with respect to issuers in emerging market countries. Socially responsible norms differ by country and region, and a company’s ESG practices or the Adviser’s assessment of such may change over time.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser and/or Sub-Adviser have considerable leeway in deciding which investments they buy, hold or sell on a day-to-day basis, and which trading strategies they use. For example, the Adviser and/or Sub-Adviser, in their discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value per share (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser and/or Sub-Adviser believe that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser and/or Sub-Adviser incorrectly predict the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Fund to incur additional transaction costs. The Fund may engage in frequent trading of securities to achieve its investment objective.

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Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2019, the Adviser, together with its affiliated asset management companies, had approximately $552 billion in assets under management or supervision.

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with MSIM Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England. MSIM Limited is a wholly owned subsidiary of Morgan Stanley. MSIM Limited provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Company’s officers and Directors. The Adviser pays MSIM Limited on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Advisory Fee

For the fiscal year ended December 31, 2019, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.31% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.20% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) (but includes any 12b-1 fee paid to the Distributor). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses for the most recent fiscal year may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

A discussion regarding the Board of Directors’ approval of the investment advisory and sub-advisory agreements is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2019.

Portfolio Management

The Fund’s assets are managed by members of the International Equity team. The team consists of portfolio managers. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are William D. Lock, Bruno Paulson, Nic Sochovsky, Dirk Hoffmann-Becking, Vladimir A. Demine, Nathan Wong, Marcus Watson, Alex Gabriele and Richard Perrott.

Mr. Lock has been associated with MSIM Limited in an investment management capacity since 1994. Mr. Paulson has been associated with MSIM Limited in an investment management capacity since 2009. Mr. Sochovsky has been associated with MSIM Limited in an investment management capacity since 2015. Prior to joining MSIM Limited, Mr. Sochovsky was a senior member at Credit Suisse from 2012 to 2015. Mr. Hoffmann-Becking has been associated with MSIM Limited in an investment management capacity since 2013. Mr. Demine has been associated with MSIM Limited in an investment management capacity since 2009. Mr. Wong has been associated with MSIM Limited in an investment management capacity since 2017. Prior to joining MSIM Limited, Mr. Wong was partner/senior analyst and developed markets equities generalist at Sloane Robinson from 2007 to 2017. Mr. Watson has been associated with MSIM Limited in an investment management capacity since 2008. Mr. Gabriele has been associated with MSIM Limited in an investment management capacity since 2012. Mr. Perrott has been associated with MSIM Limited in an investment management capacity since 2015. Prior to joining MSIM Limited, Mr. Perrott was an equity research analyst at Autonomous Research covering specialty financials from 2013 to 2015. Team members collaborate to manage the assets of the Fund.

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Morgan Stanley Variable Insurance Fund  |  Fund Management

Fund Management (Con’t)

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

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Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management (Con’t)

Distribution Plan

The Company has adopted a Plan of Distribution (“the Plan”) for the Fund’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the Plan, the Fund is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Company as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative-related expenses incurred or paid in connection with the distribution of Class II shares of the Fund.

Since the 12b-1 fees associated with the Plan are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Fund. The Fund does not currently offer Class I shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies (and other funds that serve as underlying investment options for variable insurance and annuity contracts (i.e., variable insurance funds)) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order (other than as set forth below). However, contract owners who allocate a portion of their contract to the Fund through the variable life insurance or variable annuity contracts previously described do not deal directly with the Fund to purchase and redeem shares. Please refer to the prospectus of the variable life insurance policy or variable annuity contract for information on the allocation, transfer and withdrawal of amounts to, and from, separate accounts.

The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.

The Company may suspend redemption privileges or postpone the date of payment for more than seven days (i) during any period that the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (iii) for such other periods as the SEC may permit.

The Fund currently does not foresee disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer different types of variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless material irreconcilable conflicts may possibly arise among the interests of these investors. The Board of Directors that oversees the Fund intends to monitor events to identify any such material irreconcilable conflicts and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives a shareholder’s purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when shareholders will not be able to purchase or sell shares.

About Net Asset Value

The NAV of the Fund is determined by dividing the total of the value of the Fund’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified

13

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than exchange-traded funds) that are registered under the 1940 Act, the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, shareholders should consult a tax advisor about the federal, state and local tax consequences applicable to their investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to

14

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

15

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Potential Conflicts of Interest

As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. Morgan Stanley has advised clients and has sponsored, managed or advised other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the ‘‘Affiliated Investment Accounts’’) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. Conflicts of interest not described below may also exist.

For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.

Material Nonpublic Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity.

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and the Investment team, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an Investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation.

Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.

Morgan Stanley’s Investment Banking Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.

General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between the Adviser, related persons of the Adviser and/or their clients. The Investment Advisers Act of 1940, the 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, the Adviser has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do

16

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. The Adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.

17

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class II shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class II shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

18

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Global Franchise Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2019	2018	2017	2016(1)	2015
Net Asset Value, Beginning of Period	$11.18	$13.73	$12.64	$14.02	$16.04
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.10	0.11	0.13	0.16	0.19
Net Realized and Unrealized Gain (Loss)	3.09	(0.22)	2.96	0.63	0.76
Total from Investment Operations	3.19	(0.11)	3.09	0.79	0.95
Distributions from and/or in Excess of:
Net Investment Income	(0.12)	(0.15)	(0.19)	(0.21)	(0.35)
Net Realized Gain	(1.78)	(2.29)	(1.81)	(1.96)	(2.62)
Total Distributions	(1.90)	(2.44)	(2.00)	(2.17)	(2.97)
Net Asset Value, End of Period	$12.47	$11.18	$13.73	$12.64	$14.02
Total Return(3)	29.53%	(1.77)%	25.75%	5.42%	6.20%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$35,293	$32,322	$39,318	$37,841	$45,673
Ratio of Expenses Before Expense Limitation	1.69%	1.77%	1.73%	1.60%	1.65%
Ratio of Expenses After Expense Limitation	1.20%(4)	1.20%(4)	1.20%(4)	1.20%(4)	1.20%(4)
Ratio of Net Investment Income	0.82%(4)	0.88%(4)	0.96%(4)	1.19%(4)	1.25%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)	0.00%(5)	0.00%(5)	0.00%(5)	0.00%(5)
Portfolio Turnover Rate	14%	27%	26%	24%	26%

(1)

Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(5)	Amount is less than 0.005%.

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2020, (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2020 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Global Infrastructure Portfolio

Prospectus   |   April 30, 2020

Share Class	Ticker Symbol
Class I	MBGIX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Global Infrastructure Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Infrastructure Portfolio

Investment Objective

The Fund seeks both capital appreciation and current income.

Fees and Expenses of the Fund (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.85%
Distribution (12b-1) Fee	None
Other Expenses	0.48%
Total Annual Fund Operating Expenses*	1.33%
Fee Waiver and/or Expense Reimbursement*	0.46%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.87%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Global Infrastructure Portfolio	$ 89	$ 376	$ 685	$ 1,561
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company is considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication, utilities and other services required for the normal function of society. Companies in the infrastructure business may be involved in a variety of areas, including, but not limited to, (i) the transmission, distribution, storage or transportation of electricity, oil and gas (and other bulk liquid products), water, and other natural resources used to produce energy, (ii) the construction and operation of renewable power facilities, (iii) the development, ownership, lease, concession, or management of highways, toll roads, tunnels, bridges, pipelines, airports, marine ports, refueling and related facilities, (iv) the provision of communications, including the development, lease, concession, or management of telephone, broadcast and mobile towers, fiber optic/copper cable, and satellite networks, (v) waste-water management, water purification/desalination, and other waste operations and (vi) the construction or operation of essential public structures. The Fund’s equity investments may include real estate investment trusts (“REITs”). The Fund’s investments may include securities of small and medium capitalization companies. The Fund may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund typically invests at least the lesser of (i) 40% of its total assets in the securities of issuers located outside of the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located outside of the United States included in the Dow Jones Brookfield Global Infrastructure IndexSM, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

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Morgan Stanley Variable Insurance Fund | Fund Summary

Global Infrastructure Portfolio (Con’t)

The Adviser allocates the Fund’s assets between the different types of companies in the infrastructure business based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the infrastructure industry.

In selecting securities to buy, hold or sell for the Fund, the Adviser actively manages the Fund using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides exposure to major economic infrastructure sectors and countries, with an overweighting to those sectors/countries that offer the best relative valuation.

The Adviser may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Adviser may engage with company management regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Infrastructure Industry. By concentrating its investments in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting companies operating within such industry. Companies within the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts and on reasonable terms in periods of high inflation and unsettled capital markets or government budgetary constraints that impact publicly funded projects, the effects of economic slowdown or recession and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

Other factors that may affect the operations of companies within the infrastructure industry include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company’s products, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist attacks, risks of environmental damage due to a company’s operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets. Companies operating in the infrastructure industry face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events. In addition, natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis and wind, are inherent risks in infrastructure company operations.

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•	Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.

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Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Infrastructure Portfolio (Con’t)

•	REITs. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund. Certain infrastructure companies in which the Fund may invest may elect to be treated as a REIT for U.S. tax purposes, and would therefore be subject to the risks discussed above.

•	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.

•	Value Stocks. Value stocks are those stocks the Adviser believes to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to other measures. Different investment styles (e.g., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

•	Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund’s investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

Pursuant to separate agreements and plans of reorganization between the Company, on behalf of the Fund, and Morgan Stanley Select Dimensions Investment Series—Global Infrastructure Portfolio (“SD Global Infrastructure”), and Morgan Stanley Variable Investment Series—Global Infrastructure Portfolio (“VIS Global Infrastructure” and together with SD Global Infrastructure, each a “Predecessor Fund”), on April 28, 2014, the Fund acquired substantially all of the assets and liabilities of each Predecessor Fund in exchange for shares of the Fund (collectively, the “Reorganization”).

The Fund adopted the financial and performance history of VIS Global Infrastructure. As a result, the historical performance information shown below reflects, for the period prior to the Reorganization, the historical performance of the Class X shares of VIS Global Infrastructure.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’† performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns†—Calendar Years (Class I)

Commenced operations on March 1, 1990

3

Morgan Stanley Variable Insurance Fund | Fund Summary

Global Infrastructure Portfolio (Con’t)

High Quarter	09/30/10	16.92%
Low Quarter	09/30/15	-11.21%

Average Annual Total Returns (Class I)†

(for the calendar periods ended December 31, 2019)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return before Taxes	28.30%	5.83%	10.30%
Dow Jones Brookfield Global Infrastructure IndexSM (reflects no deduction for fees, expenses or taxes)[1]	28.69%	5.75%	10.22%
S&P Global BMI Index (reflects no deduction for fees, expenses or taxes)[2]	26.76%	8.87%	9.44%

†	Performance shown for the Fund’s Class I shares reflects the performance of the Class X shares of VIS Global Infrastructure for periods prior to April 28, 2014.
(1)

The Dow Jones Brookfield Global Infrastructure IndexSM is a float-adjusted market capitalization weighted index that measures the stock performance of companies that exhibit strong infrastructure characteristics. The Index intends to measure all sectors of the infrastructure market. The Index was first published in July 2008; however, back-tested hypothetical performance information is available for this Index since December 31, 2002. Returns are calculated using the return data of the Standard & Poor’s Global BMI Index (“S&P Global BMI Index”) through December 31, 2002 and the return data of the Dow Jones Brookfield Global Infrastructure IndexSM for periods thereafter. It is not possible to invest directly in an index.

(2)

The S&P Global BMI Index is a broad market index designed to capture exposure to equities in all countries in the world that meet minimum size and liquidity requirements. The index members represent developed and emerging market countries. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of the Global Listed Real Assets team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Theodore R. Bigman	Managing Director	April 2014
Matthew King	Managing Director	April 2014

Purchase and Sale of Fund Shares

The Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

The Fund offers its shares only to insurance companies (either directly or indirectly through other variable insurance funds) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their

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Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Infrastructure Portfolio (Con’t)

variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity or variable life insurance contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable annuity or variable life insurance contracts. Shareholders should ask their salesperson or visit their insurance company’s web site for more information.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Global Infrastructure Portfolio

Investment Objective

The Fund seeks both capital appreciation and current income.

The Fund’s investment objective may be changed by the Company’s Board of Directors without shareholder approval, but no change is anticipated. If the Fund’s investment objective changes, the Fund will notify shareholders and shareholders should consider whether the Fund remains an appropriate investment in light of the change.

Approach

The Adviser seeks both capital appreciation and current income by investing primarily in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. Using internal proprietary research, the Adviser seeks to identify public infrastructure companies that are believed to offer the best value relative to their underlying assets and growth prospects.

Process

The Fund normally invests at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company is considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication, utilities and other services required for the normal function of society. Companies in the infrastructure business may be involved in a variety of areas, including, but not limited to, (i) the transmission, distribution, storage or transportation of electricity, oil and gas (and other bulk liquid products), water, and other natural resources used to produce energy, (ii) the construction and operation of renewable power facilities, (iii) the development, ownership, lease, concession, or management of highways, toll roads, tunnels, bridges, pipelines, airports, marine ports, refueling and related facilities, (iv) the provision of communications, including the development, lease, concession, or management of telephone, broadcast and mobile towers, fiber optic/copper cable, and satellite networks, (v) waste-water management, water purification/desalination, and other waste operations and (vi) the construction or operation of essential public structures. The Fund’s equity investments may include REITs. The Fund’s investments may include securities of small and medium capitalization companies. The Fund may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund typically invests at least the lesser of (i) 40% of its total assets in the securities of issuers located outside of the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located outside of the United States included in the Dow Jones Brookfield Global Infrastructure IndexSM, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

The Adviser allocates the Fund’s assets between the different types of companies in the infrastructure business based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the infrastructure industry.

In selecting securities to buy, hold or sell for the Fund, the Adviser actively manages the Fund using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides exposure to major economic infrastructure sectors and countries, with an overweighting to those sectors/countries that offer the best relative valuation.

The Adviser may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Adviser may engage with company management regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.

The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The remaining 20% of the Fund’s assets may be invested in fixed-income securities, equity securities of companies not engaged in the infrastructure business, U.S. government securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and asset-backed securities. The Fund may invest up to 5% of its assets in fixed-income securities and convertible securities rated below investment grade (often referred to as “high yield securities” or “junk bonds”).

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Global Infrastructure Portfolio (Con’t)

The percentage limitations relating to the composition of the Fund apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective.

By concentrating its investments in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting companies operating within such industry. Companies within the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts and on reasonable terms in periods of high inflation and unsettled capital markets or government budgetary constraints that impact publicly funded projects, the effects of economic slowdown or recession and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, companies within the infrastructure industry may be subject to regulation by various government authorities and may also be affected by government regulation of rates charged to customers, service interruption or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; technological innovations that may render existing plants, equipment or products obsolete, unforeseen delays, accidents, and cost overruns in infrastructure projects. Any market price movements, regulatory or technological changes, or economic conditions affecting infrastructure-related companies may have a significant impact on the Fund’s performance. Other factors that may affect the operations of companies within the infrastructure industry include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company’s products, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist attacks, risks of environmental damage due to a company’s operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets.

Companies operating in the infrastructure industry face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events. If any of these operating risks occur, it could cause substantial losses to the given infrastructure company. In addition, natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis and wind, are inherent risks in infrastructure company operations. For example, extreme weather patterns could result in substantial damage to the facilities of certain companies located in the affected areas and such extreme weather patterns, or the threat thereof, could adversely impact the prices of the securities in which the Fund invests. This volatility may create fluctuations in commodity prices and earnings of companies in the infrastructure industry.

Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities issued by companies located throughout the world that are engaged in the infrastructure business. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

In addition, at times, small and medium capitalization equity securities may underperform relative to the overall market. Investments in small and medium capitalization companies may involve greater risk than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, small and medium capitalization companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. The Adviser’s perception that a stock is under- or over-valued may not be accurate or may not be realized.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or

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Morgan Stanley Variable Insurance Fund | Details of the Fund

Global Infrastructure Portfolio (Con’t)

sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

The Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. In addition, REITs, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs. Certain infrastructure companies in which the Fund may invest may elect to be treated as a REIT for U.S. tax purposes, and would therefore be subject to the risks discussed above.

The risks of investing in the Fund may be intensified because the Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Fund’s performance more than if the Fund were diversified and a decline in the value of a particular investment may cause the Fund’s overall value to decline to a greater degree.

Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to measures such as earnings and book value. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., the novel coronavirus outbreak, epidemics and other pandemics), terrorism, conflicts and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, REITs, rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Fixed-Income Securities

Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.

Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.

Asset-Backed Securities

Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. Various types of assets, such as a pool of power generation assets or other infrastructure assets or infrastructure-related assets, are pooled and securitized in pass-through structures similar to pass-through structures developed with respect to mortgage securitizations. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates, although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Liquidity

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

may negatively impact the Fund’s net asset value per share (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

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Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2019, the Adviser, together with its affiliated asset management companies, had approximately $552 billion in assets under management or supervision.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

Advisory Fee

For the fiscal year ended December 31, 2019, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.39% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 0.87% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses for the most recent fiscal year may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2019.

Portfolio Management

The Fund is managed by members of the Global Listed Real Assets team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Theodore R. Bigman and Matthew King.

Mr. Bigman has been associated with the Adviser in an investment management capacity since 1995. Mr. King has been associated with the Adviser in an investment management capacity since 2008.

Together, the team determines investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

13

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies (and other funds that serve as underlying investment options for variable insurance and annuity contracts (i.e., variable insurance funds)) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order (other than as set forth below). However, contract owners who allocate a portion of their contract to the Fund through the variable life insurance or variable annuity contracts previously described do not deal directly with the Fund to purchase and redeem shares. Please refer to the prospectus of the variable life insurance policy or variable annuity contract for information on the allocation, transfer and withdrawal of amounts to, and from, separate accounts.

The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.

The Company may suspend redemption privileges or postpone the date of payment for more than seven days (i) during any period that the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (iii) for such other periods as the SEC may permit.

The Fund currently does not foresee disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer different types of variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless material irreconcilable conflicts may possibly arise among the interests of these investors. The Board of Directors that oversees the Fund intends to monitor events to identify any such material irreconcilable conflicts and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives a shareholder’s purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when shareholders will not be able to purchase or sell shares.

About Net Asset Value

The NAV of Class I shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class I, less any liabilities attributable to Class I, by the total number of outstanding shares of Class I. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close

14

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company‘s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than exchange-traded funds) that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class I shares will differ from that of Class II shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, shareholders should consult a tax advisor about the federal, state and local tax consequences applicable to their investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting

15

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

16

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Potential Conflicts of Interest

As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. Morgan Stanley has advised clients and has sponsored, managed or advised other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the ‘‘Affiliated Investment Accounts’’) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. Conflicts of interest not described below may also exist.

For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.

Material Nonpublic Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity.

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and the Investment team, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an Investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation.

Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.

Morgan Stanley’s Investment Banking Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.

General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between the Adviser, related persons of the Adviser and/or their clients. The Investment Advisers Act of 1940, the 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, the Adviser has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do

17

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. The Adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.

18

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class I shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

19

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Global Infrastructure Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2019	2018	2017	2016(1)	2015
Net Asset Value, Beginning of Period	$6.80	$7.91	$7.53	$7.08	$9.31
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.20	0.20	0.23	0.22	0.22
Net Realized and Unrealized Gain (Loss)	1.69	(0.79)	0.72	0.88	(1.36)
Total from Investment Operations	1.89	(0.59)	0.95	1.10	(1.14)
Distributions from and/or in Excess of:
Net Investment Income	(0.22)	(0.23)	(0.19)	(0.18)	(0.16)
Net Realized Gain	(0.35)	(0.29)	(0.38)	(0.47)	(0.93)
Total Distributions	(0.57)	(0.52)	(0.57)	(0.65)	(1.09)
Net Asset Value, End of Period	$8.12	$6.80	$7.91	$7.53	$7.08
Total Return(3)	28.30%	(7.85)%	12.96%	15.27%	(13.76)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$42,162	$38,642	$50,116	$51,786	$52,323
Ratio of Expenses Before Expense Limitation	1.33%	1.34%	1.34%	1.29%	1.35%
Ratio of Expenses After Expense Limitation	0.87%(4)	0.87%(4)	0.86%(4)	0.86%(4)	0.87%(4)
Ratio of Net Investment Income	2.58%(4)	2.80%(4)	2.98%(4)	2.87%(4)	2.56%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)	0.00%(5)	0.01%	0.01%	0.00%(5)
Portfolio Turnover Rate	30%	44%	43%	51%	50%

(1)

Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(5)	Amount is less than 0.005%.

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2020 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2020 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Global Infrastructure Portfolio

Prospectus   |   April 30, 2020

Share Class	Ticker Symbol
Class II	MPIIX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Global Infrastructure Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Infrastructure Portfolio

Investment Objective

The Fund seeks both capital appreciation and current income.

Fees and Expenses of the Fund (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.85%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.48%
Total Annual Fund Operating Expenses*	1.58%
Fee Waiver and/or Expense Reimbursement*	0.46%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.12%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Global Infrastructure Portfolio	$ 114	$ 454	$ 817	$ 1,839
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.12%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company is considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication, utilities and other services required for the normal function of society. Companies in the infrastructure business may be involved in a variety of areas, including, but not limited to, (i) the transmission, distribution, storage or transportation of electricity, oil and gas (and other bulk liquid products), water, and other natural resources used to produce energy, (ii) the construction and operation of renewable power facilities, (iii) the development, ownership, lease, concession, or management of highways, toll roads, tunnels, bridges, pipelines, airports, marine ports, refueling and related facilities, (iv) the provision of communications, including the development, lease, concession, or management of telephone, broadcast and mobile towers, fiber optic/copper cable, and satellite networks, (v) waste-water management, water purification/desalination, and other waste operations and (vi) the construction or operation of essential public structures. The Fund’s equity investments may include real estate investment trusts (“REITs”). The Fund’s investments may include securities of small and medium capitalization companies. The Fund may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund typically invests at least the lesser of (i) 40% of its total assets in the securities of issuers located outside of the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located outside of the United States included in the Dow Jones Brookfield Global Infrastructure IndexSM, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.
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Morgan Stanley Variable Insurance Fund | Fund Summary

Global Infrastructure Portfolio (Con’t)

The Adviser allocates the Fund’s assets between the different types of companies in the infrastructure business based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the infrastructure industry.

In selecting securities to buy, hold or sell for the Fund, the Adviser actively manages the Fund using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides exposure to major economic infrastructure sectors and countries, with an overweighting to those sectors/countries that offer the best relative valuation.

The Adviser may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Adviser may engage with company management regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Infrastructure Industry. By concentrating its investments in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting companies operating within such industry. Companies within the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts and on reasonable terms in periods of high inflation and unsettled capital markets or government budgetary constraints that impact publicly funded projects, the effects of economic slowdown or recession and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

Other factors that may affect the operations of companies within the infrastructure industry include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company’s products, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist attacks, risks of environmental damage due to a company’s operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets. Companies operating in the infrastructure industry face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events. In addition, natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis and wind, are inherent risks in infrastructure company operations.

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•	Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.

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Global Infrastructure Portfolio (Con’t)

•	REITs. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund. Certain infrastructure companies in which the Fund may invest may elect to be treated as a REIT for U.S. tax purposes, and would therefore be subject to the risks discussed above.

•	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.

•	Value Stocks. Value stocks are those stocks the Adviser believes to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to other measures. Different investment styles (e.g., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

•	Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund’s investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

Pursuant to separate agreements and plans of reorganization between the Company, on behalf of the Fund, and Morgan Stanley Select Dimensions Investment Series—Global Infrastructure Portfolio (“SD Global Infrastructure”), and Morgan Stanley Variable Investment Series—Global Infrastructure Portfolio (“VIS Global Infrastructure” and together with SD Global Infrastructure, each a “Predecessor Fund”), on April 28, 2014, the Fund acquired substantially all of the assets and liabilities of each Predecessor Fund in exchange for shares of the Fund (collectively, the “Reorganization”).

The Fund adopted the financial and performance history of VIS Global Infrastructure. As a result, the historical performance information shown below reflects, for the period prior to the Reorganization, the historical performance of the Class Y shares of VIS Global Infrastructure.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’†performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns†—Calendar Years (Class II)

Commenced operations on June 5, 2000

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Global Infrastructure Portfolio (Con’t)

High Quarter	09/30/10	16.79%
Low Quarter	09/30/15	-11.33%

Average Annual Total Returns (Class II)†

(for the calendar periods ended December 31, 2019)

	Past One Year	Past Five Years	Past Ten Years
Class II
Return before Taxes	27.87%	5.59%	10.04%
Dow Jones Brookfield Global Infrastructure IndexSM (reflects no deduction for fees, expenses or taxes)[1]	28.69%	5.75%	10.22%
S&P Global BMI Index (reflects no deduction for fees, expenses or taxes)[2]	26.76%	8.87%	9.44%

†	Performance shown for the Fund’s Class II shares reflects the performance of the Class Y shares of VIS Global Infrastructure for periods prior to April 28, 2014.
(1)

The Dow Jones Brookfield Global Infrastructure IndexSM is a float-adjusted market capitalization weighted index that measures the stock performance of companies that exhibit strong infrastructure characteristics. The Index intends to measure all sectors of the infrastructure market. The Index was first published in July 2008; however, back-tested hypothetical performance information is available for this Index since December 31, 2002. Returns are calculated using the return data of the Standard & Poor’s Global BMI Index (“S&P Global BMI Index”) through December 31, 2002 and the return data of the Dow Jones Brookfield Global Infrastructure IndexSM for periods thereafter. It is not possible to invest directly in an index.

(2)

The S&P Global BMI Index is a broad market index designed to capture exposure to equities in all countries in the world that meet minimum size and liquidity requirements. The index members represent developed and emerging market countries. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of the Global Listed Real Assets team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Theodore R. Bigman	Managing Director	April 2014
Matthew King	Managing Director	April 2014

Purchase and Sale of Fund Shares

The Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

The Fund offers its shares only to insurance companies (either directly or indirectly through other variable insurance funds) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their

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Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Infrastructure Portfolio (Con’t)

variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity or variable life insurance contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable annuity or variable life insurance contracts. Shareholders should ask their salesperson or visit their insurance company’s web site for more information.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Global Infrastructure Portfolio

Investment Objective

The Fund seeks both capital appreciation and current income.

The Fund’s investment objective may be changed by the Company’s Board of Directors without shareholder approval, but no change is anticipated. If the Fund’s investment objective changes, the Fund will notify shareholders and shareholders should consider whether the Fund remains an appropriate investment in light of the change.

Approach

The Adviser seeks both capital appreciation and current income by investing primarily in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. Using internal proprietary research, the Adviser seeks to identify public infrastructure companies that are believed to offer the best value relative to their underlying assets and growth prospects.

Process

The Fund normally invests at least 80% of its assets in equity securities issued by companies located throughout the world that are engaged in the infrastructure business. A company is considered to be in the infrastructure business if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, infrastructure-related activities. Infrastructure refers to the systems and networks of energy, transportation, communication, utilities and other services required for the normal function of society. Companies in the infrastructure business may be involved in a variety of areas, including, but not limited to, (i) the transmission, distribution, storage or transportation of electricity, oil and gas (and other bulk liquid products), water, and other natural resources used to produce energy, (ii) the construction and operation of renewable power facilities, (iii) the development, ownership, lease, concession, or management of highways, toll roads, tunnels, bridges, pipelines, airports, marine ports, refueling and related facilities, (iv) the provision of communications, including the development, lease, concession, or management of telephone, broadcast and mobile towers, fiber optic/copper cable, and satellite networks, (v) waste-water management, water purification/desalination, and other waste operations and (vi) the construction or operation of essential public structures. The Fund’s equity investments may include REITs. The Fund’s investments may include securities of small and medium capitalization companies. The Fund may invest up to 100% of its net assets in foreign securities, which may include emerging market securities. Under normal market conditions, the Fund typically invests at least the lesser of (i) 40% of its total assets in the securities of issuers located outside of the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located outside of the United States included in the Dow Jones Brookfield Global Infrastructure IndexSM, unless the Adviser determines, in its sole discretion, that conditions are not favorable. If the Adviser determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. In addition, under normal market conditions, the Fund invests in the securities of issuers from at least three different countries, which may include the United States.

The Adviser allocates the Fund’s assets between the different types of companies in the infrastructure business based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations. The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its assets in the infrastructure industry.

In selecting securities to buy, hold or sell for the Fund, the Adviser actively manages the Fund using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides exposure to major economic infrastructure sectors and countries, with an overweighting to those sectors/countries that offer the best relative valuation.

The Adviser may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Adviser may engage with company management regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.

The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The remaining 20% of the Fund’s assets may be invested in fixed-income securities, equity securities of companies not engaged in the infrastructure business, U.S. government securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and asset-backed securities. The Fund may invest up to 5% of its assets in fixed-income securities and convertible securities rated below investment grade (often referred to as “high yield securities” or “junk bonds”).

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Global Infrastructure Portfolio (Con’t)

The percentage limitations relating to the composition of the Fund apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective.

By concentrating its investments in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting companies operating within such industry. Companies within the infrastructure industry are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with compliance with and changes in environmental and other regulations, difficulty in raising capital in adequate amounts and on reasonable terms in periods of high inflation and unsettled capital markets or government budgetary constraints that impact publicly funded projects, the effects of economic slowdown or recession and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, companies within the infrastructure industry may be subject to regulation by various government authorities and may also be affected by government regulation of rates charged to customers, service interruption or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; technological innovations that may render existing plants, equipment or products obsolete, unforeseen delays, accidents, and cost overruns in infrastructure projects. Any market price movements, regulatory or technological changes, or economic conditions affecting infrastructure-related companies may have a significant impact on the Fund’s performance. Other factors that may affect the operations of companies within the infrastructure industry include innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company’s products, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist attacks, risks of environmental damage due to a company’s operations or an accident, and general changes in market sentiment towards infrastructure and utilities assets.

Companies operating in the infrastructure industry face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events. If any of these operating risks occur, it could cause substantial losses to the given infrastructure company. In addition, natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis and wind, are inherent risks in infrastructure company operations. For example, extreme weather patterns could result in substantial damage to the facilities of certain companies located in the affected areas and such extreme weather patterns, or the threat thereof, could adversely impact the prices of the securities in which the Fund invests. This volatility may create fluctuations in commodity prices and earnings of companies in the infrastructure industry.

Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities issued by companies located throughout the world that are engaged in the infrastructure business. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

In addition, at times, small and medium capitalization equity securities may underperform relative to the overall market. Investments in small and medium capitalization companies may involve greater risk than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, small and medium capitalization companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. The Adviser’s perception that a stock is under- or over-valued may not be accurate or may not be realized.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or

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Global Infrastructure Portfolio (Con’t)

sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

The Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. In addition, REITs, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs. Certain infrastructure companies in which the Fund may invest may elect to be treated as a REIT for U.S. tax purposes, and would therefore be subject to the risks discussed above.

The risks of investing in the Fund may be intensified because the Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Fund’s performance more than if the Fund were diversified and a decline in the value of a particular investment may cause the Fund’s overall value to decline to a greater degree.

Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to measures such as earnings and book value. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., the novel coronavirus outbreak, epidemics and other pandemics), terrorism, conflicts and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, REITs, rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Fixed-Income Securities

Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.

Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.

Asset-Backed Securities

Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. Various types of assets, such as a pool of power generation assets or other infrastructure assets or infrastructure-related assets, are pooled and securitized in pass-through structures similar to pass-through structures developed with respect to mortgage securitizations. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates, although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Liquidity

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which

11

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

may negatively impact the Fund’s net asset value per share (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

12

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2019, the Adviser, together with its affiliated asset management companies, had approximately $552 billion in assets under management or supervision.

Advisory Fee

For the fiscal year ended December 31, 2019, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.39% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.12% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) (but includes any 12b-1 fee paid to the Distributor). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses for the most recent fiscal year may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2019.

Portfolio Management

The Fund is managed by members of the Global Listed Real Assets team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Theodore R. Bigman and Matthew King.

Mr. Bigman has been associated with the Adviser in an investment management capacity since 1995. Mr. King has been associated with the Adviser in an investment management capacity since 2008.

Together, the team determines investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

Distribution Plan

The Company has adopted a Plan of Distribution (the “Plan”) for the Fund’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the Plan, the Fund is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Company as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative-related expenses incurred or paid in connection with the distribution of Class II shares of the Fund.

Since the 12b-1 fees associated with the Plan are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service

13

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management (Con’t)

providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

14

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies (and other funds that serve as underlying investment options for variable insurance and annuity contracts (i.e., variable insurance funds)) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order (other than as set forth below). However, contract owners who allocate a portion of their contract to the Fund through the variable life insurance or variable annuity contracts previously described do not deal directly with the Fund to purchase and redeem shares. Please refer to the prospectus of the variable life insurance policy or variable annuity contract for information on the allocation, transfer and withdrawal of amounts to, and from, separate accounts.

The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.

The Company may suspend redemption privileges or postpone the date of payment for more than seven days (i) during any period that the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (iii) for such other periods as the SEC may permit.

The Fund currently does not foresee disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer different types of variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless material irreconcilable conflicts may possibly arise among the interests of these investors. The Board of Directors that oversees the Fund intends to monitor events to identify any such material irreconcilable conflicts and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives a shareholder’s purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when shareholders will not be able to purchase or sell shares.

About Net Asset Value

The NAV of Class II shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class II, less any liabilities attributable to Class II, by the total number of outstanding shares of Class II. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after

15

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company‘s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than exchange-traded funds) that are registered under the 1940 Act, the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class II shares will differ from that of Class I shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, shareholders should consult a tax advisor about the federal, state and local tax consequences applicable to their investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting

16

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

17

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Potential Conflicts of Interest

As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. Morgan Stanley has advised clients and has sponsored, managed or advised other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the ‘‘Affiliated Investment Accounts’’) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. Conflicts of interest not described below may also exist.

For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.

Material Nonpublic Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity.

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and the Investment team, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an Investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation.

Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.

Morgan Stanley’s Investment Banking Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.

General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between the Adviser, related persons of the Adviser and/or their clients. The Investment Advisers Act of 1940, the 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, the Adviser has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do

18

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. The Adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.

19

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class II shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

20

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Global Infrastructure Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2019	2018	2017	2016(1)	2015
Net Asset Value, Beginning of Period	$6.76	$7.85	$7.49	$7.05	$9.27
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.18	0.18	0.21	0.20	0.19
Net Realized and Unrealized Gain (Loss)	1.67	(0.77)	0.71	0.87	(1.34)
Total from Investment Operations	1.85	(0.59)	0.92	1.07	(1.15)
Distributions from and/or in Excess of:
Net Investment Income	(0.20)	(0.21)	(0.18)	(0.16)	(0.14)
Net Realized Gain	(0.35)	(0.29)	(0.38)	(0.47)	(0.93)
Total Distributions	(0.55)	(0.50)	(0.56)	(0.63)	(1.07)
Net Asset Value, End of Period	$8.06	$6.76	$7.85	$7.49	$7.05
Total Return(3)	27.87%	(7.89)%	12.54%	14.97%	(13.88)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$46,055	$38,193	$45,234	$37,747	$23,427
Ratio of Expenses Before Expense Limitation	1.58%	1.59%	1.59%	1.54%	1.63%
Ratio of Expenses After Expense Limitation	1.12%(4)	1.12%(4)	1.11%(4)	1.11%(4)	1.12%(4)
Ratio of Net Investment Income	2.33%(4)	2.55%(4)	2.73%(4)	2.62%(4)	2.31%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(5)	0.00%(5)	0.01%	0.01%	0.00%(5)
Portfolio Turnover Rate	30%	44%	43%	51%	50%

(1)

Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(5)	Amount is less than 0.005%.

21

Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2020 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2020 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Global Real Estate Portfolio

Prospectus   |   April 30, 2020

Share Class	Ticker Symbol
Class II	MGETX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Global Real Estate Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Real Estate Portfolio

Investment Objective

The Fund seeks to provide current income and capital appreciation.

Fees and Expenses of the Fund (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Advisory Fee	0.80%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.59%
Total Annual Fund Operating Expenses*	1.64%
Fee Waiver and/or Expense Reimbursement*	0.39%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.25%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Global Real Estate Portfolio	$ 127	$ 479	$ 855	$ 1,911
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of companies in the real estate industry, including real estate operating companies (“REOCs”), real estate investment trusts (“REITs”) and similar entities established outside the United States (“foreign real estate companies”). This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

The Fund will invest primarily in companies located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets.

The Adviser and/or the Fund’s “Sub-Advisers,” Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”), actively manage the Fund using a combination of top-down and bottom-up methodologies. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The Adviser’s and/or Sub-Advisers’ proprietary models drive the bottom-up value-driven approach for stock selection. The bottom-up research process strongly influences the Adviser’s and/or Sub-Advisers’ perspective on which property markets they believe provide better relative value and growth prospects and, consequently, affects their decision to overweight or underweight a given region, sector and/or country.

The Adviser and/or Sub-Advisers may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Adviser and/or Sub-Advisers may engage with company management regarding corporate governance practices as well as what the Adviser and/or Sub-Advisers deem to be materially important environmental and/or social issues facing a company.

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Morgan Stanley Variable Insurance Fund | Fund Summary

Global Real Estate Portfolio (Con’t)

The Adviser and/or Sub-Advisers generally consider selling a portfolio holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets and/or growth prospects or versus other securities in the investment universe.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•	REITs, REOCs and Foreign Real Estate Companies. Investing in REITs, REOCs and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs, REOCs and foreign real estate companies are organized and operated. Operating REITs and foreign real estate companies requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund. In addition, foreign real estate companies may be subject to the laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.

•	Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.

•	Value Stocks. Value stocks are those stocks the Adviser and/or Sub-Advisers believe to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to other measures. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

•	Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund’s investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

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Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Real Estate Portfolio (Con’t)

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years (Class II)

Commenced operations on April 28, 2006

High Quarter	09/30/10	19.40%
Low Quarter	09/30/11	-20.92%

Average Annual Total Return (Class II)

(for the calendar periods ended December 31, 2019)

	Past One Year	Past Five Years	Past Ten Years
Class II
Return before Taxes	18.06%	3.86%	7.27%
FTSE EPRA Nareit Developed Real Estate Index—NetTotal Return to U.S. Investors (reflects no deduction for fees, expenses or taxes)[1]	22.70%	6.23%	8.96%
MSCI World Net Index (reflects no deduction for fees, expenses or taxes)[2]	27.67%	8.74%	9.47%

(1)

The FTSE EPRA Nareit Developed Real Estate Index—Net Total Return to U.S. Investors is a free float-adjusted market capitalization weighted index designed to reflect the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the developed world. The performance of the Index is listed in U.S. dollars and assumes reinvestment of dividends. “Net Total Return to U.S. Investors” reflects a reduction in total returns after taking into account the withholding tax on dividends by certain foreign countries represented in the Index. It is not possible to invest directly in an index.

(2)

The MSCI World Net Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Net Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Sub-Advisers. Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company.

Portfolio Managers. The Fund is managed by members of the Global Listed Real Assets team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser(s)	Date Began Managing Fund
Theodore R. Bigman	Managing Director of the Adviser	April 2006
Michiel te Paske	Managing Director of MSIM Limited	April 2006
Sven van Kemenade	Managing Director of MSIM Limited	April 2006
Angeline Ho	Managing Director of MSIM Company	April 2006
Desmond Foong	Managing Director of MSIM Company	April 2015

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Morgan Stanley Variable Insurance Fund | Fund Summary

Global Real Estate Portfolio (Con’t)

Purchase and Sale of Fund Shares

The Prospectus offers Class II shares of the Fund. The Fund does not currently offer Class I shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee.

The Fund offers its shares only to insurance companies (either directly or indirectly through other variable insurance funds) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information— Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity or variable life insurance contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable annuity or variable life insurance contracts. Shareholders should ask their salesperson or visit their insurance company’s web site for more information.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Global Real Estate Portfolio

Investment Objective

The Fund seeks to provide current income and capital appreciation.

Approach

The Adviser and/or Sub-Advisers seek a combination of current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including REOCs, REITs and foreign real estate companies. The Fund will invest primarily in companies located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. The Adviser’s and/or Sub-Advisers’ approach emphasizes a bottom-up stock selection with a top-down global allocation.

Process

The Adviser and/or Sub-Advisers actively manage the Fund using a combination of top-down and bottom-up methodologies. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The Adviser’s and/or Sub-Advisers’ proprietary models drive the bottom-up value-driven approach for stock selection. The bottom-up research process strongly influences the Adviser’s and/or Sub-Advisers’ perspective on which property markets they believe provide better relative value and growth prospects and, consequently, affects their decision to overweight or underweight a given region, sector and/or country.

The Adviser and/or Sub-Advisers may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Adviser and/or Sub-Advisers may engage with company management regarding corporate governance practices as well as what the Adviser and/or Sub-Advisers deem to be materially important environmental and/or social issues facing a company.

The Adviser and Sub-Advisers generally consider selling a portfolio holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets and/or growth prospects or versus other securities in the investment universe.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of companies in the real estate industry, including REOCs, REITs and foreign real estate companies. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

The percentage limitations relating to the composition of the Fund apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of real estate companies located throughout the world, including companies located in emerging market or developing countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

In addition, at times, small and mid cap equity securities may underperform relative to the overall market. Investments in small and mid cap companies may involve greater risk than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, small and mid cap companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. The Adviser’s and/or Sub-Advisers’ perception that a stock is under- or over-valued may not be accurate or may not be realized.

Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Fund’s market sector, global real estate securities, may underperform relative to other sectors or the overall market.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain

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Morgan Stanley Variable Insurance Fund | Details of the Fund

Global Real Estate Portfolio (Con’t)

foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

The Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Investing in REITs, REOCs and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs, REOCs and foreign real estate companies are organized and operated. REITs and similar non-U.S. entities generally invest directly in real estate, in mortgages or in some combination of the two. REOCs and similar non-U.S. entities generally are engaged directly in real estate management or development activities. The REITs in which the Fund will primarily invest are equity REITs and similar non-U.S. entities. Operating REITs and foreign real estate companies requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs and similar non-U.S. entities may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. Foreign real estate companies may be subject to the laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, REITs, REOCs and foreign real estate companies, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs, REOCs and foreign real estate companies.

Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to other measures. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., the novel coronavirus outbreak, epidemics and other pandemics), terrorism, conflicts and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, REITs, rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Real Estate Investing

The Fund invests in companies in the real estate industry. As a result, these companies (and, therefore, the Funds) will experience the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate markets. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser and/or Sub-Advisers may use derivatives to reduce this risk. The Adviser and/or Sub-Advisers may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Liquidity

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser and/or Sub-Advisers have considerable leeway in deciding which investments they buy, hold or sell on a day-to-day basis, and which trading strategies they use. For example, the Adviser and/or Sub-Advisers, in their discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value per share (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser and/or Sub-Advisers believe that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser and/or Sub-Advisers incorrectly predict the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

9

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2019, the Adviser, together with its affiliated asset management companies, had approximately $552 billion in assets under management or supervision.

Sub-Advisers

The Adviser has entered into Sub-Advisory Agreements with each of MSIM Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England, and MSIM Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481. Both MSIM Limited and MSIM Company are wholly owned subsidiaries of Morgan Stanley. MSIM Limited and MSIM Company provide the Fund with investment advisory services subject to the overall supervision of the Adviser and the Company’s officers and Directors. The Adviser pays MSIM Limited and MSIM Company on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Advisory Fee

For the fiscal year ended December 31, 2019, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.41% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.25% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) (but includes any 12b-1 fee paid to the Distributor). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses for the most recent fiscal year may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

A discussion regarding the Board of Directors’ approval of the investment advisory and sub-advisory agreements is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2019.

Portfolio Management

The Fund is managed by members of the Global Listed Real Assets team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Theodore R. Bigman, Michiel te Paske, Sven van Kemenade, Angeline Ho and Desmond Foong.

Mr. Bigman has been associated with the Adviser in an investment management capacity since 1995. Mr. te Paske has been associated with MSIM Limited in an investment management capacity since 1997. Mr. van Kemenade has been associated with MSIM Limited in an investment management capacity since 1997. Ms. Ho has been associated with MSIM Company in an investment management capacity since 1997. Mr. Foong has been associated with MSIM Company in an investment management capacity since 2011.

Together, the team determines the investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

10

Morgan Stanley Variable Insurance Fund  |  Fund Management

Fund Management (Con’t)

Distribution Plan

The Company has adopted a Plan of Distribution (the “Plan”) for the Fund’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the Plan, the Fund is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittances to insurance companies which offer the Company as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative-related expenses incurred or paid in connection with the distribution of Class II shares of the Fund.

Since the 12b-1 fees associated with the Plan are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

11

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Fund. The Fund does not currently offer Class I shares but may do so in the future. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies (and other funds that serve as underlying investment options for variable insurance and annuity contracts (i.e., variable insurance funds)) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order (other than as set forth below). However, contract owners who allocate a portion of their contract to the Fund through the variable life insurance or variable annuity contracts previously described do not deal directly with the Fund to purchase and redeem shares. Please refer to the prospectus of the variable life insurance policy or variable annuity contract for information on the allocation, transfer and withdrawal of amounts to, and from, separate accounts.

The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.

The Company may suspend redemption privileges or postpone the date of payment for more than seven days (i) during any period that the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (iii) for such other periods as the SEC may permit.

The Fund currently does not foresee disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer different types of variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless material irreconcilable conflicts may possibly arise among the interests of these investors. The Board of Directors that oversees the Fund intends to monitor events to identify any such material irreconcilable conflicts and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives a shareholder’s purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when shareholders will not be able to purchase or sell shares.

About Net Asset Value

The NAV of the Fund is determined by dividing the total of the value of the Fund’s investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified

12

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company’s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than exchange-traded funds) that are registered under the 1940 Act, the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, shareholders should consult a tax advisor about the federal, state and local tax consequences applicable to their investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to

13

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

14

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Potential Conflicts of Interest

As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. Morgan Stanley has advised clients and has sponsored, managed or advised other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the ‘‘Affiliated Investment Accounts’’) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. Conflicts of interest not described below may also exist.

For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.

Material Nonpublic Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity.

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and the Investment team, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an Investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation.

Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.

Morgan Stanley’s Investment Banking Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.

General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between the Adviser, related persons of the Adviser and/or their clients. The Investment Advisers Act of 1940, the 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, the Adviser has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do

15

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. The Adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.

16

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class II shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class II shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

17

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Global Real Estate Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2019	2018	2017	2016(1)	2015
Net Asset Value, Beginning of Period	$9.87	$11.09	$10.36	$10.18	$10.57
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.18	0.25	0.24	0.16	0.14
Net Realized and Unrealized Gain (Loss)	1.58	(1.13)	0.75	0.16	(0.29)
Total from Investment Operations	1.76	(0.88)	0.99	0.32	(0.15)
Distributions from and/or in Excess of:
Net Investment Income	(0.29)	(0.34)	(0.26)	(0.14)	(0.24)
Net Realized Gain	(0.54)	—	—	—	—
Total Distributions	(0.83)	(0.34)	(0.26)	(0.14)	(0.24)
Net Asset Value, End of Period	$10.80	$9.87	$11.09	$10.36	$10.18
Total Return(3)	18.06%	(8.20)%	9.71%	3.12%	(1.42)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$70,426	$66,751	$83,625	$86,247	$94,884
Ratio of Expenses Before Expense Limitation	1.64%	1.66%	1.69%	1.60%	1.67%
Ratio of Expenses After Expense Limitation	1.25%(4)	1.33%(4)(5)	1.40%(4)	1.40%(4)	1.40%(4)
Ratio of Net Investment Income	1.67%(4)	2.37%(4)	2.26%(4)	1.54%(4)	1.80%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(6)	0.00%(6)	0.00%(6)	0.00%(6)	0.00%(6)
Portfolio Turnover Rate	24%	36%	34%	24%	26%

(1)

Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(5)

Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class II shares. Prior to
July 1, 2018, the maximum ratio was 1.40% for Class II shares.

(6)	Amount is less than 0.005%.

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2020 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2020 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Prospectus   |   April 30, 2020

Share Class	Ticker Symbol
Class I	MIMPX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Global Strategist Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) and the Commodities Futures Trading Commission (the “CFTC”) have not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Strategist Portfolio

Investment Objective

The Fund seeks total return.

Fees and Expenses of the Fund (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee*	0.75%
Distribution (12b-1) Fee	None
Other Expenses**	0.74%
Total Annual Fund Operating Expenses***	1.49%
Fee Waiver and/or Expense Reimbursement***	0.59%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement***	0.90%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Global Strategist Portfolio	$ 92	$ 413	$ 757	$ 1,729
*	“Advisory Fee” includes the management fee of the Subsidiary (as defined below). The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.
**	“Other Expenses” include expenses of the Fund’s most recent fiscal year and expenses of the Subsidiary (as defined below) for the most recent fiscal year.
***	The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve total return by investing in a blend of equity and fixed-income securities of U.S. and non-U.S. issuers.

The Adviser and/or “Sub-Adviser,” Morgan Stanley Investment Management Limited, will utilize a top-down investment approach that focuses on asset class, sector, region, country, and currency and thematic allocations. The Fund’s allocations will be based upon the Adviser’s and/or Sub-Adviser’s evaluations and analyses, taking into account results of its fundamental market research and recommendations generated by the Adviser’s and/or Sub-Adviser’s quantitative models. The Adviser’s and/or Sub-Adviser’s research process focuses on three large macro factors across almost all asset classes: 1) valuation (both relative and absolute), 2) dynamics, including earnings revisions, interest rate policy and inflation expectations, and 3) technicals, such as liquidity and sentiment. The Fund may invest in any country, including developing or emerging market countries. The Fund’s investments may be U.S. and non-U.S. dollar denominated. In determining whether to sell a security, the Adviser and/or Sub-Adviser consider a number of factors, including changes in capital appreciation potential, or the overall assessment of asset class, sector, region, country, and currency and thematic allocation shifts.

The Fund may invest in real estate investment trusts (“REITs”) and mortgage-related or mortgage-backed securities. The Fund may also invest in restricted and illiquid securities.

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Morgan Stanley Variable Insurance Fund | Fund Summary

Global Strategist Portfolio (Con’t)

The Fund may invest a portion of its assets in below “investment grade” fixed-income securities (commonly referred to as “high yield securities” or “junk bonds”) and repurchase agreements. The Fund may also invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The Fund may also utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund’s exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Subsidiary is advised by the Adviser.

Investments in the Subsidiary are intended to provide the Fund with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include, but are not limited to, total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. The Subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board changes a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

•	Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage-backed securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value per share (“NAV”). Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. Investments in mortgage-backed securities may give rise to a form of leverage (indebtedness) and may cause the Fund’s portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged.

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Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Strategist Portfolio (Con’t)

•	REITs. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.

•	High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Investment Company Securities. Subject to the limitations set forth in the Investment Company Act of 1940, as amended (the “1940 Act”), or as otherwise permitted by the SEC, the Fund may acquire shares in other investment companies, including foreign investment companies and ETFs, which may be managed by the Adviser or its affiliates. The market value of the shares of other investment companies may differ from the NAV of the Fund. The shares of closed-end investment companies frequently trade at a discount to their NAV. As a shareholder in an investment company, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees. At the same time, the Fund would continue to pay its own advisory and administration fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies.

•	Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

•	Subsidiary Risk. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands

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Morgan Stanley Variable Insurance Fund | Fund Summary

Global Strategist Portfolio (Con’t)

could result in the inability of the Fund and/or the Subsidiary to operate as described herein and could adversely affect the Fund. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

•	Tax Risk. The Fund may seek to gain exposure to the commodity markets through investments in the Subsidiary. Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. The IRS issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. In connection with issuing such revenue procedure, the IRS has revoked the Notes Rulings. The IRS recently issued final regulations that would generally treat the Fund’s income inclusion with respect to the Subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. The tax treatment of the Fund’s investments in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. No assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a regulated investment company, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders. Additionally, the failure to qualify as a regulated investment company could have significant adverse tax consequences to the holders of the contracts and annuities which invest in the Fund through a separate account. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

•	Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund’s investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and 10 year periods compare with those of broad measures of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

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Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Strategist Portfolio (Con’t)

Annual Total Returns—Calendar Years (Class I)

Commenced operations on January 2, 1997

High Quarter	09/30/10	17.10%
Low Quarter	06/30/10	-15.35%

Average Annual Total Return (Class I)

(for the calendar periods ended December 31, 2019)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return before Taxes	17.77%	4.79%	5.66%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)[1]	26.60%	8.41%	8.79%
Customized MSIM Global Allocation Index (reflects no deduction for fees, expenses or taxes)[2]	18.55%	5.79%	6.02%

(1)

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

(2)

The Customized MSIM Global Allocation Index is a performance linked benchmark comprised of 60% MSCI All Country World Index and 40% Bloomberg Barclays Global Aggregate Index for periods after May 31, 2017. Prior to May 31, 2017, the Customized MSIM Global Allocation Index consisted of 60% MSCI All Country World Index (benchmark that measures the equity market performance of developed and emerging markets), 30% Bloomberg Barclays Global Aggregate Index (benchmark that provides a broad-based measure of the global investment grade fixed-rate debt markets), 5% S&P GSCI Light Energy Index (benchmark for investment performance in the energy commodity market) and 5% ICE BofA U.S. Dollar 1-Month LIBID Average Index (benchmark that tracks the performance of a basket of synthetic assets paying LIBID to a stated maturity). It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Sub-Adviser. Morgan Stanley Investment Management Limited.

Portfolio Managers. The Fund is managed by members of the Global Multi-Asset team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Mark A. Bavoso	Managing Director	September 2010
Cyril Moullé-Berteaux	Managing Director	August 2011
Sergei Parmenov	Managing Director	January 2020

Purchase and Sale of Fund Shares

The Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

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Morgan Stanley Variable Insurance Fund | Fund Summary

Global Strategist Portfolio (Con’t)

The Fund offers its shares only to insurance companies (either directly or indirectly through other variable insurance funds) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity or variable life insurance contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable annuity or variable life insurance contracts. Shareholders should ask their salesperson or visit their insurance company’s web site for more information.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Global Strategist Portfolio

Investment Objective

The Fund seeks total return.

The Fund’s investment objective may be changed by the Company’s Board of Directors without shareholder approval, but no change is anticipated. If the Fund’s investment objective changes, the Fund will notify shareholders and shareholders should consider whether the Fund remains an appropriate investment in light of the change.

Approach

The Adviser and Sub-Adviser seek to achieve total return by investing in a blend of equity and fixed-income securities of U.S. and non-U.S. issuers.

Process

The Adviser and/or Sub-Adviser will utilize a top-down investment approach that focuses on asset class, sector, region, country, and currency and thematic allocations. The Fund’s allocations will be based upon the Adviser’s and/or Sub-Adviser’s evaluations and analyses, taking into account results of its fundamental market research and recommendations generated by the Adviser’s and/or Sub-Adviser’s quantitative models. The Adviser’s and/or Sub-Adviser’s research process focuses on three large macro factors across almost all asset classes: 1) valuation (both relative and absolute), 2) dynamics, including earnings revisions, interest rate policy and inflation expectations, and 3) technicals, such as liquidity and sentiment. The Fund may invest in any country, including developing or emerging market countries. The Fund’s investments may be U.S. and non-U.S. dollar denominated. In determining whether to sell a security, the Adviser and/or Sub-Adviser consider a number of factors, including changes in capital appreciation potential, or the overall assessment of asset class, sector, region, country, and currency and thematic allocation shifts. Thematic allocation shifts refers to allocating the Fund’s assets between different thematic baskets of securities. A thematic basket of securities encompasses a specific investment idea that the Adviser and/or Sub-Adviser believe will play out within the current global macro environment. Screening processes based on factors adhering to the investment themes are utilized to select securities for inclusion in each thematic basket.

The Fund may invest in REITs and mortgage-related or mortgage-backed securities. The Fund’s equity investments may include convertible securities.

The Fund may invest a portion of its assets in below “investment grade” fixed-income securities (commonly referred to as “high yield securities” or “junk bonds”) and repurchase agreements. The Fund may also invest up to 10% of its total assets in other investment companies, including ETFs.

The Fund may purchase certain non-publicly traded “restricted” securities. These securities may include “Rule 144A” securities which are exempt from registration and that may only be resold to qualified institutional buyers and other restricted securities. The Fund may invest in illiquid securities, including restricted securities that are illiquid. The Fund may invest an unlimited amount in restricted securities that are considered by the Adviser and/or Sub-Adviser to be liquid.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The Fund may also utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund’s exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands. The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Subsidiary is advised by the Adviser.

Investments in the Subsidiary are intended to provide the Fund with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include, but are not limited to, total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. The Subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity and fixed-income securities of U.S. and non-U.S. issuers. In general, prices of

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Morgan Stanley Variable Insurance Fund | Details of the Fund

Global Strategist Portfolio (Con’t)

equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or has been changing rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of the security (or portfolio) for a given change in the interest rate spread (difference) between U.S. Treasury and non-Treasury securities. Prices of fixed-income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. High yield securities may be issued by companies that are restructuring, are smaller and less credit-worthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. The Fund’s return may be reduced if prepayments occur and the Fund has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Fund’s mortgage securities. Rates of prepayment, faster or slower than anticipated by the Fund, could result in reduced yields, increased volatility and/or reductions in NAV. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-backed securities are also subject to the risk of delinquencies on mortgage loans underlying such securities and an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Investments in mortgage-backed securities may give rise to a form of leverage. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. Further, mortgage-backed securities may cause the Fund turnover rate to appear higher.

Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the indirect expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific requirements of the Code in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. In addition, REITs, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs.

Investing in foreign countries, particularly emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Global Strategist Portfolio (Con’t)

and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

The Fund’s investments in foreign issuers generally will be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. There is additional risk to the extent that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

The Fund may invest in ETFs. ETFs seek to track the performance of various portions or segments of the equity and fixed-income markets. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of ETF shares may differ from their NAV because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to the ETF’s operating expenses and transaction costs. ETFs typically incur fees that are separate from those fees incurred directly by the Fund. Therefore, as a shareholder in an ETF, the Fund would bear its ratable share of that entity’s expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs. Further, certain of the ETFs in which the Fund may invest are leveraged. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Leveraged ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods. Furthermore, disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs.

A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described herein and could adversely affect the Fund.

The Fund may seek to gain exposure to the commodity markets through investments in the Subsidiary. Historically, the IRS has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The Fund has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. The IRS issued a revenue procedure, which states that

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Morgan Stanley Variable Insurance Fund | Details of the Fund

Global Strategist Portfolio (Con’t)

the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. In connection with issuing such revenue procedure, the IRS has revoked the Notes Rulings. The IRS recently issued final regulations that would generally treat the Fund’s income inclusion with respect to the Subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. The tax treatment of the Fund’s investments in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a regulated investment company, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders. Additionally, the failure to qualify as a regulated investment company could have significant adverse tax consequences to the holders of the contracts and annuities which invest in the Fund through a separate account. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., the novel coronavirus outbreak, epidemics and other pandemics), terrorism, conflicts and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, REITs, rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Fixed-Income Securities

Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.

Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.

Mortgage-Backed Securities

Mortgage securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio.

The Fund may invest in mortgage securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities are either direct obligations of the U.S. Government or the issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations although it is not legally required to extend credit to the agency or instrumentality. Certain of these mortgage securities purchased by the Fund, such as those issued by the Government National Mortgage Association and the Federal Housing Administration, are backed by the full faith and credit of the United States. Other of these mortgage securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), are not backed by the full faith and credit of the United States and there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including its guaranty obligations, associated with its mortgage-backed securities. No assurance can be given that these initiatives will be successful. The maximum potential liability of the issuers of some of the mortgage securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

To the extent the Fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in such pools. However, timely payment of interest and principal of these pools may be supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of intent. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Mortgage pools underlying mortgage securities offered by non-governmental issuers more frequently include second mortgages, high loan-to-value ratio mortgages and

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government-sponsored entity guarantee is not available. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A, have also performed poorly.

Non-agency mortgage-backed securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans. Non-agency mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser and/or Sub-Adviser may use derivatives to reduce this risk. The Adviser and/or Sub-Adviser may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Asset-Backed Securities

Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are pooled and securitized in pass-through structures similar to pass-through structures developed with respect to mortgage securitizations. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates, although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or contract, such as a swap agreement or futures contract, on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange trading is expected to increase liquidity of swaps trading. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third-party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of the issuer of the referenced debt obligation.

Structured Investments. The Fund also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

Commodities

The Fund (primarily through the Subsidiary) may invest in instruments linked to the prices of physical commodities. Trading in commodity interests may involve substantial risks and investment exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds.

The low margin or premiums normally required in commodity futures trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately large profit or loss. There is no assurance that a liquid secondary market will exist for commodity futures contracts or options purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Commodity futures positions may be illiquid because, for example, most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. Suspensions or disruptions of trading in the commodities markets may adversely affect the value of securities providing exposure to the commodities markets.

Investment Companies and ETFs

An investment in an investment company, including ETFs, is subject to the underlying risks of that entity’s portfolio securities. For example, if an investment company held common stocks, the Fund would also be exposed to the risk of investing in common stocks. In addition, the market value of ETF shares may differ from their NAV because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to, among other things, the ETF’s operating expenses and transaction costs. Investment companies, including ETFs, typically incur fees that are separate from those fees incurred directly by the Fund. Therefore, as a shareholder in an investment company, including ETFs, the Fund would bear its ratable share of the investment company’s or ETF’s fees and expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies and ETFs. Certain ETFs utilize leverage. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Leveraged ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods. Furthermore, disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs.

Repurchase Agreements

Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral.

Subsidiary Risk

By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objectives of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described herein and could adversely affect the Fund.

Tax Risk

The Fund may seek to gain exposure to the commodity markets through investments in the Subsidiary. Historically, the IRS has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The Fund has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. The IRS recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. In connection with issuing such revenue procedure, the IRS has revoked the Notes Rulings. The IRS also recently issued final regulations that would generally treat the Fund’s income inclusion with respect to the Subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. The Fund intends to treat its income from the Subsidiary as qualifying income. No assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a regulated investment company, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty,

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value per share (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser and/or Sub-Adviser believe that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser and/or Sub-Adviser incorrectly predict the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Fund to incur additional transaction costs. The Fund may engage in frequent trading of securities to achieve its investment objective.
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Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2019, the Adviser, together with its affiliated asset management companies, had approximately $552 billion in assets under management or supervision.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England. The Sub-Adviser is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Fund’s officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Advisory Fee

For the fiscal year ended December 31, 2019, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.14% of the Fund’s average daily net assets. For purposes of calculating the fees for the Fund, the net assets of the Fund include the value of the Fund’s interest in the Subsidiary. Pursuant to a management agreement between the Adviser and the Subsidiary (the “Subsidiary Investment Management Agreement”), the Adviser will receive certain fees for managing the Subsidiary’s assets and the Adviser will waive or credit such amounts against the fees payable to the Adviser by the Fund. This waiver may not be terminated by the Adviser and will remain in effect for as long as the Adviser’s contract with the Subsidiary is in place.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 0.90% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses for the most recent fiscal year may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

A discussion regarding the Board of Directors’ approval of the investment advisory and sub-advisory agreements is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2019.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement. Under the Subsidiary Investment Management Agreement, the Adviser provides the Subsidiary with the same type of investment advisory services as are provided to the Fund.

The Company and the Subsidiary have entered into contracts for the provision of custody and audit services with service providers.

The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Company. As a result, the Adviser, in managing the Subsidiary’s portfolio, is subject to the same investment policies and restrictions that apply to the management of the Fund (although the Subsidiary may invest without limitation in commodity-related instruments) and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage and the timing and method of valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. Certain of these policies and restrictions are described in detail in the Fund’s SAI.

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Morgan Stanley Variable Insurance Fund  |  Fund Management

Fund Management (Con’t)

The consolidated financial statements of the Subsidiary are included in the Annual Report and Semi-Annual Report of the Fund provided to shareholders.

Portfolio Management

The Fund is managed by members of the Global Multi-Asset team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Mark A. Bavoso, Cyril Moullé-Berteaux and Sergei Parmenov.

Mr. Bavoso has been associated with the Adviser in an investment management capacity since 1986. Messrs. Moullé-Berteaux and Parmenov have each been associated with the Adviser in an investment management capacity since August 2011.

Team members collaborate to manage the assets of the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies (and other funds that serve as underlying investment options for variable insurance and annuity contracts (i.e., variable insurance funds)) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order (other than as set forth below). However, contract owners who allocate a portion of their contract to the Fund through the variable life insurance or variable annuity contracts previously described do not deal directly with the Fund to purchase and redeem shares. Please refer to the prospectus of the variable life insurance policy or variable annuity contract for information on the allocation, transfer and withdrawal of amounts to, and from, separate accounts.

The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.

The Company may suspend redemption privileges or postpone the date of payment for more than seven days (i) during any period that the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (iii) for such other periods as the SEC may permit.

The Fund currently does not foresee disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer different types of variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless material irreconcilable conflicts may possibly arise among the interests of these investors. The Board of Directors that oversees the Fund intends to monitor events to identify any such material irreconcilable conflicts and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives your purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when you will not be able to purchase or sell your shares.

The Fund may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at its current NAV every regular business day. The value of shares of the Subsidiary fluctuates with the value of the Subsidiary’s portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of each investment.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

About Net Asset Value

The NAV of Class I shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class I, less any liabilities attributable to Class I, by the total number of outstanding shares of Class I. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company‘s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than ETFs) that are registered under the 1940 Act, the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class I shares will differ from that of Class II shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, shareholders should consult a tax advisor about the federal, state and local tax consequences applicable to their investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Potential Conflicts of Interest

As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. Morgan Stanley has advised clients and has sponsored, managed or advised other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the ‘‘Affiliated Investment Accounts’’) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. Conflicts of interest not described below may also exist.

For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.

Material Nonpublic Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity.

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and the Investment team, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an Investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation.

Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.

Morgan Stanley’s Investment Banking Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.

General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between the Adviser, related persons of the Adviser and/or their clients. The Investment Advisers Act of 1940, the 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, the Adviser has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. The Adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.

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Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class I shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class I shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

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Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Global Strategist Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2019	2018	2017	2016(1)	2015(2)
Net Asset Value, Beginning of Period	$9.85	$11.17	$9.87	$9.39	$10.28
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.16	0.16	0.20	0.15	0.17
Net Realized and Unrealized Gain (Loss)	1.56	(0.86)	1.38	0.37	(0.81)
Total from Investment Operations	1.72	(0.70)	1.58	0.52	(0.64)
Distributions from and/or in Excess of:
Net Investment Income	(0.20)	(0.13)	(0.12)	—	(0.17)
Net Realized Gain	(0.46)	(0.49)	(0.16)	(0.04)	(0.08)
Total Distributions	(0.66)	(0.62)	(0.28)	(0.04)	(0.25)
Net Asset Value, End of Period	$10.91	$9.85	$11.17	$9.87	$9.39
Total Return(4)	17.77%	(6.50)%	16.11%	5.58%	(6.39)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$89,575	$87,675	$107,015	$104,197	$119,248
Ratio of Expenses Before Expense Limitation	1.49%	1.44%	1.42%	1.43%	1.47%
Ratio of Expenses After Expense Limitation	0.88%(5)	0.89%(5)	0.88%(5)	0.88%(5)	0.69%(5)(6)
Ratio of Net Investment Income	1.55%(5)	1.48%(5)	1.85%(5)	1.54%(5)	1.73%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.02%	0.01%	0.02%	0.02%	0.03%
Portfolio Turnover Rate	124%	85%	99%	105%	146%

(1)

Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)	Not consolidated.
(3)	Per share amount is based on average shares outstanding.
(4)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(6)

Effective August 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to August 1, 2015, the maximum ratio was 0.60% for Class I shares.

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2020 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2020 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Prospectus   |   April 30, 2020

Share Class	Ticker Symbol
Class II	MGTPX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Global Strategist Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) and the Commodities Futures Trading Commission (the “CFTC”) have not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Strategist Portfolio

Investment Objective

The Fund seeks total return.

Fees and Expenses of the Fund (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee*	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses**	0.74%
Total Annual Fund Operating Expenses***	1.74%
Fee Waiver and/or Expense Reimbursement***	0.74%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement***	1.00%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Global Strategist Portfolio	$ 102	$ 476	$ 874	$ 1,990
*	“Advisory Fee” includes the management fee of the Subsidiary (as defined below). The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.
**	“Other Expenses” include expenses of the Fund’s most recent fiscal year and expenses of the Subsidiary (as defined below) for the most recent fiscal year.
***	The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00%. In addition, the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve total return by investing in a blend of equity and fixed-income securities of U.S. and non-U.S. issuers.

The Adviser and/or “Sub-Adviser,” Morgan Stanley Investment Management Limited, will utilize a top-down investment approach that focuses on asset class, sector, region, country, and currency and thematic allocations. The Fund’s allocations will be based upon the Adviser’s and/or Sub-Adviser’s evaluations and analyses, taking into account results of its fundamental market research and recommendations generated by the Adviser’s and/or Sub-Adviser’s quantitative models. The Adviser’s and/or Sub-Adviser’s research process focuses on three large macro factors across almost all asset classes: 1) valuation (both relative and absolute), 2) dynamics, including earnings revisions, interest rate policy and inflation expectations, and 3) technicals, such as liquidity and sentiment. The Fund may invest in any country, including developing or emerging market countries. The Fund’s investments may be U.S. and non-U.S. dollar denominated. In determining whether to sell a security, the Adviser and/or Sub-Adviser consider a number of factors, including changes in capital appreciation potential, or the overall assessment of asset class, sector, region, country, and currency and thematic allocation shifts.

The Fund may invest in real estate investment trusts (“REITs”) and mortgage-related or mortgage-backed securities. The Fund may also invest in restricted and illiquid securities.

Morgan Stanley Variable Insurance Fund | Fund Summary

Global Strategist Portfolio (Con’t)

The Fund may invest a portion of its assets in below “investment grade” fixed-income securities (commonly referred to as “high yield securities” or “junk bonds”) and repurchase agreements. The Fund may also invest up to 10% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The Fund may also utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund’s exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Subsidiary is advised by the Adviser.

Investments in the Subsidiary are intended to provide the Fund with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include, but are not limited to, total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. The Subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

•	Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board changes a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

•	Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of mortgage-backed securities will increase and market price will decrease. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value per share (“NAV”). Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, mortgage-backed securities are subject to credit risk. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Furthermore, mortgage-backed securities may be subject to risks associated with the assets underlying those securities, such as a decline in value. Investments in mortgage-backed securities may give rise to a form of leverage (indebtedness) and may cause the Fund’s portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Strategist Portfolio (Con’t)

•	REITs. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.

•	High Yield Securities (“Junk Bonds”). The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Investment Company Securities. Subject to the limitations set forth in the Investment Company Act of 1940, as amended (the “1940 Act”), or as otherwise permitted by the SEC, the Fund may acquire shares in other investment companies, including foreign investment companies and ETFs, which may be managed by the Adviser or its affiliates. The market value of the shares of other investment companies may differ from the NAV of the Fund. The shares of closed-end investment companies frequently trade at a discount to their NAV. As a shareholder in an investment company, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees. At the same time, the Fund would continue to pay its own advisory and administration fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies.

•	Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

•	Subsidiary Risk. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands

Morgan Stanley Variable Insurance Fund | Fund Summary

Global Strategist Portfolio (Con’t)

could result in the inability of the Fund and/or the Subsidiary to operate as described herein and could adversely affect the Fund. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

•	Tax Risk. The Fund may seek to gain exposure to the commodity markets through investments in the Subsidiary. Historically, the Internal Revenue Service (“IRS”) has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. The IRS issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. In connection with issuing such revenue procedure, the IRS has revoked the Notes Rulings. The IRS recently issued final regulations that would generally treat the Fund’s income inclusion with respect to the Subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. The tax treatment of the Fund’s investments in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. No assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a regulated investment company, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders. Additionally, the failure to qualify as a regulated investment company could have significant adverse tax consequences to the holders of the contracts and annuities which invest in the Fund through a separate account. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

•	Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund’s investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one and five year periods and since the Fund’s Class II shares’ inception compare with those of broad measures of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Global Strategist Portfolio (Con’t)

Annual Total Returns—Calendar Years (Class II)

Commenced operations on March 15, 2011

High Quarter	03/31/12	8.28%
Low Quarter	12/31/18	-6.67%

Average Annual Total Returns (Class II)

(for the calendar periods ended December 31, 2019)

	Past One Year	Past Five Years	Since Inception
Class II
Return before Taxes	17.74%	4.68%	5.63%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)[1]	26.60%	8.41%	8.68%[3]
Customized MSIM Global Allocation Index (reflects no deduction for fees, expenses or taxes)[2]	18.55%	5.79%	5.68%[3]

(1)

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the index is listed in U.S. dollars and assumes reinvestment of net dividends. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. It is not possible to invest directly in an index.

(2)

The Customized MSIM Global Allocation Index is a performance linked benchmark comprised of 60% MSCI All Country World Index and 40% Bloomberg Barclays Global Aggregate Index for periods after May 31, 2017. Prior to May 31, 2017, the Customized MSIM Global Allocation Index consisted of 60% MSCI All Country World Index (benchmark that measures the equity market performance of developed and emerging markets), 30% Bloomberg Barclays Global Aggregate Index (benchmark that provides a broad-based measure of the global investment grade fixed-rate debt markets), 5% S&P GSCI Light Energy Index (benchmark for investment performance in the energy commodity market) and 5% ICE BofA U.S. Dollar 1-Month LIBID Average Index (benchmark that tracks the performance of a basket of synthetic assets paying LIBID to a stated maturity). It is not possible to invest directly in an index.

(3)	Since Inception reflects the inception of Class II.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Sub-Adviser. Morgan Stanley Investment Management Limited.

Portfolio Managers. The Fund is managed by members of the Global Multi-Asset team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Mark A. Bavoso	Managing Director	September 2010
Cyril Moullé-Berteaux	Managing Director	August 2011
Sergei Parmenov	Managing Director	January 2020

Purchase and Sale of Fund Shares

The Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Morgan Stanley Variable Insurance Fund | Fund Summary

Global Strategist Portfolio (Con’t)

The Fund offers its shares only to insurance companies (either directly or indirectly through other variable insurance funds) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information— Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Distributor may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity or variable life insurance contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable annuity or variable life insurance contracts. Ask your salesperson or visit your insurance company’s web site for more information.

Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Global Strategist Portfolio

Investment Objective

The Fund seeks total return.

The Fund’s investment objective may be changed by the Company’s Board of Directors without shareholder approval, but no change is anticipated. If the Fund’s investment objective changes, the Fund will notify shareholders and shareholders should consider whether the Fund remains an appropriate investment in light of the change.

Approach

The Adviser and Sub-Adviser seek to achieve total return by investing in a blend of equity and fixed-income securities of U.S. and non-U.S. issuers.

Process

The Adviser and/or Sub-Adviser will utilize a top-down investment approach that focuses on asset class, sector, region, country, and currency and thematic allocations. The Fund’s allocations will be based upon the Adviser’s and/or Sub-Adviser’s evaluations and analyses, taking into account results of its fundamental market research and recommendations generated by the Adviser’s and/or Sub-Adviser’s quantitative models. The Adviser’s and/or Sub-Adviser’s research process focuses on three large macro factors across almost all asset classes: 1) valuation (both relative and absolute), 2) dynamics, including earnings revisions, interest rate policy and inflation expectations, and 3) technicals, such as liquidity and sentiment. The Fund may invest in any country, including developing or emerging market countries. The Fund’s investments may be U.S. and non-U.S. dollar denominated. In determining whether to sell a security, the Adviser and/or Sub-Adviser consider a number of factors, including changes in capital appreciation potential, or the overall assessment of asset class, sector, region, country, and currency and thematic allocation shifts. Thematic allocation shifts refers to allocating the Fund’s assets between different thematic baskets of securities. A thematic basket of securities encompasses a specific investment idea that the Adviser and/or Sub-Adviser believe will play out within the current global macro environment. Screening processes based on factors adhering to the investment themes are utilized to select securities for inclusion in each thematic basket.

The Fund may invest in REITs and mortgage-related or mortgage-backed securities. The Fund’s equity investments may include convertible securities.

The Fund may invest a portion of its assets in below “investment grade” fixed-income securities (commonly referred to as “high yield securities” or “junk bonds”) and repurchase agreements. The Fund may also invest up to 10% of its total assets in other investment companies, including ETFs.

The Fund may purchase certain non-publicly traded “restricted” securities. These securities may include “Rule 144A” securities which are exempt from registration and that may only be resold to qualified institutional buyers and other restricted securities. The Fund may invest in illiquid securities, including restricted securities that are illiquid. The Fund may invest an unlimited amount in restricted securities that are considered by the Adviser and/or Sub-Adviser to be liquid.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques. The Fund may also utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund’s exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands. The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Subsidiary is advised by the Adviser.

Investments in the Subsidiary are intended to provide the Fund with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include, but are not limited to, total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. The Subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

The percentage limitations relating to the composition of the Fund apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

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Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity and fixed-income securities of U.S. and non-U.S. issuers. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or has been changing rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of the security (or portfolio) for a given change in the interest rate spread (difference) between U.S. Treasury and non-Treasury securities. Prices of fixed-income securities generally will move in correlation to changes in an issuer’s credit rating and inversely to movements in interest rates. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. High yield securities may be issued by companies that are restructuring, are smaller and less credit-worthy or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of high yield securities may result in an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery.

Mortgage-backed securities entail prepayment risk, which generally increases during a period of falling interest rates. The Fund’s return may be reduced if prepayments occur and the Fund has to reinvest at lower interest rates. Prepayment rates can also shorten or extend the average life of the Fund’s mortgage securities. Rates of prepayment, faster or slower than anticipated by the Fund, could result in reduced yields, increased volatility and/or reductions in NAV. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. Mortgage-backed securities are also subject to the risk of delinquencies on mortgage loans underlying such securities and an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Investments in mortgage-backed securities may give rise to a form of leverage. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. Further, mortgage-backed securities may cause the Fund turnover rate to appear higher.

Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the indirect expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific requirements of the Code in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. In addition, REITs, like mutual funds, have expenses, including management and

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administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs.

Investing in foreign countries, particularly emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

The Fund’s investments in foreign issuers generally will be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. There is additional risk to the extent that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a changing interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

The Fund may invest in ETFs. ETFs seek to track the performance of various portions or segments of the equity and fixed-income markets. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of ETF shares may differ from their NAV because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to the ETF’s operating expenses and transaction costs. ETFs typically incur fees that are separate from those fees incurred directly by the Fund. Therefore, as a shareholder in an ETF, the Fund would bear its ratable share of that entity’s expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs. Further, certain of the ETFs in which the Fund may invest are leveraged. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Leveraged ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods. Furthermore, disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs.

A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described herein and could adversely affect the Fund.

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The Fund may seek to gain exposure to the commodity markets through investments in the Subsidiary. Historically, the IRS has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The Fund has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. The IRS issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. In connection with issuing such revenue procedure, the IRS has revoked the Notes Rulings. The IRS recently issued final regulations that would generally treat the Fund’s income inclusion with respect to the Subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. The tax treatment of the Fund’s investments in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a regulated investment company, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders. Additionally, the failure to qualify as a regulated investment company could have significant adverse tax consequences to the holders of the contracts and annuities which invest in the Fund through a separate account. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., the novel coronavirus outbreak, epidemics and other pandemics), terrorism, conflicts and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, REITs, rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a

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Additional Risk Factors and Information (Con’t)

corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Fixed-Income Securities

Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage securities, securities rated below investment grade (commonly referred to as “junk bonds” or “high yield/high risk securities”), municipal bonds, loan participations and assignments, zero coupon bonds, convertible securities, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.

Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.

Mortgage-Backed Securities

Mortgage securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio.

The Fund may invest in mortgage securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities are either direct obligations of the U.S. Government or the issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations although it is not legally required to extend credit to the agency or instrumentality. Certain of these mortgage securities purchased by the Fund, such as those issued by the Government National Mortgage Association and the Federal Housing Administration, are backed by the full faith and credit of the United States. Other of these mortgage securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), are not backed by the full faith and credit of the United States and there is a risk that the U.S. Government will not provide financial support to these agencies if it is not obligated to do so by law. In September 2008, the U.S. Treasury Department announced that the U.S. Government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. In addition, the U.S. Treasury announced additional steps that it intended to take with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac in order to support the conservatorship. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including its guaranty obligations, associated with its mortgage-backed securities. No assurance can be given that these initiatives will be successful. The maximum potential liability of the issuers of some of the mortgage securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

To the extent the Fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in such pools. However, timely payment of interest and principal of these pools may be supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of intent. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Mortgage pools underlying mortgage securities offered by non-governmental issuers more frequently include second mortgages, high loan-to-value ratio mortgages and

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Additional Risk Factors and Information (Con’t)

manufactured housing loans, in addition to commercial mortgages and other types of mortgages where a government or government-sponsored entity guarantee is not available. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-related securities that are backed by loans that were originated under weak underwriting standards, including loans made to borrowers with limited means to make repayment. A level of risk exists for all loans, although, historically, the poorest performing loans have been those classified as subprime. Other types of privately issued mortgage-related securities, such as those classified as pay-option adjustable rate or Alt-A, have also performed poorly.

Non-agency mortgage-backed securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-related securities held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans. Non-agency mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser and/or Sub-Adviser may use derivatives to reduce this risk. The Adviser and/or Sub-Adviser may in their discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Asset-Backed Securities

Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are pooled and securitized in pass-through structures similar to pass-through structures developed with respect to mortgage securitizations. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates, although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or contract, such as a swap agreement or futures contract, on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange trading is expected to increase liquidity of swaps trading. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third-party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of the issuer of the referenced debt obligation.

Structured Investments. The Fund also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

Commodities

The Fund (primarily through the Subsidiary) may invest in instruments linked to the prices of physical commodities. Trading in commodity interests may involve substantial risks and investment exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds.

The low margin or premiums normally required in commodity futures trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately large profit or loss. There is no assurance that a liquid secondary market will exist for commodity futures contracts or options purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Commodity futures positions may be illiquid because, for example, most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. Suspensions or disruptions of trading in the commodities markets may adversely affect the value of securities providing exposure to the commodities markets.

Investment Companies and ETFs

An investment in an investment company, including ETFs, is subject to the underlying risks of that entity’s portfolio securities. For example, if an investment company held common stocks, the Fund would also be exposed to the risk of investing in common stocks. In addition, the market value of ETF shares may differ from their NAV because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to, among other things, the ETF’s operating expenses and transaction costs. Investment companies, including ETFs, typically incur fees that are separate from those fees incurred directly by the Fund. Therefore, as a shareholder in an investment company, including ETFs, the Fund would bear its ratable share of the investment company’s or ETF’s fees and expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies and ETFs. Certain ETFs utilize leverage. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Leveraged ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods. Furthermore, disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs.

Repurchase Agreements

Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral.

Subsidiary Risk

By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this Prospectus. There can be no assurance that the investment objectives of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described herein and could adversely affect the Fund.

Tax Risk

The Fund may seek to gain exposure to the commodity markets through investments in the Subsidiary. Historically, the IRS has issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The Fund has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. The IRS recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. In connection with issuing such revenue procedure, the IRS has revoked the Notes Rulings. The IRS also recently issued final regulations that would generally treat the Fund’s income inclusion with respect to the Subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. The Fund intends to treat its income from the Subsidiary as qualifying income. No assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a regulated investment company, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty,

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value per share (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser and/or Sub-Adviser believe that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser and/or Sub-Adviser incorrectly predict the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Fund to incur additional transaction costs. The Fund may engage in frequent trading of securities to achieve its investment objective.

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2019, the Adviser, together with its affiliated asset management companies, had approximately $552 billion in assets under management or supervision.

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England. The Sub-Adviser is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Fund’s officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Advisory Fee

For the fiscal year ended December 31, 2019, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.14% of the Fund’s average daily net assets. For purposes of calculating the fees for the Fund, the net assets of the Fund include the value of the Fund’s interest in the Subsidiary. Pursuant to a management agreement between the Adviser and the Subsidiary (the “Subsidiary Investment Management Agreement”), the Adviser will receive certain fees for managing the Subsidiary’s assets and the Adviser will waive or credit such amounts against the fees payable to the Adviser by the Fund. This waiver may not be terminated by the Adviser and will remain in effect for as long as the Adviser’s contract with the Subsidiary is in place.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.00% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) (but includes any 12b-1 fee paid to the Distributor). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses for the most recent fiscal year may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

A discussion regarding the Board of Directors’ approval of the investment advisory and sub-advisory agreements is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2019.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement. Under the Subsidiary Investment Management Agreement, the Adviser provides the Subsidiary with the same type of investment advisory services as are provided to the Fund.

The Company and the Subsidiary have entered into contracts for the provision of custody and audit services with service providers.

The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Company. As a result, the Adviser, in managing the Subsidiary’s portfolio, is subject to the same investment policies and restrictions that apply to the management of the Fund (although the Subsidiary may invest without limitation in commodity-related instruments) and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage and the timing and method of valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. Certain of these policies and restrictions are described in detail in the Fund’s SAI.

The consolidated financial statements of the Subsidiary are included in the Annual Report and Semi-Annual Report of the Fund provided to shareholders.

Morgan Stanley Variable Insurance Fund  |  Fund Management

Fund Management (Con’t)

Portfolio Management

The Fund is managed by members of the Global Multi-Asset team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Mark A. Bavoso, Cyril Moullé-Berteaux and Sergei Parmenov.

Mr. Bavoso has been associated with the Adviser in an investment management capacity since 1986. Messrs. Moullé-Berteaux and Parmenov have each been associated with the Adviser in an investment management capacity since August 2011.

Team members collaborate to manage the assets of the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

Distribution Plan

The Company has adopted a Plan of Distribution for the Fund’s Class II shares pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, the Fund is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Company as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative-related expenses incurred or paid in connection with the distribution of Class II shares of the Fund. The Distributor has agreed to waive 0.15% of the 0.25% 12b-1 fee that it may receive. This waiver will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

Since the 12b-1 fees associated with the Plan are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies (and other funds that serve as underlying investment options for variable insurance and annuity contracts (i.e., variable insurance funds)) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order (other than as set forth below). However, contract owners who allocate a portion of their contract to the Fund through the variable life insurance or variable annuity contracts previously described do not deal directly with the Fund to purchase and redeem shares. Please refer to the prospectus of the variable life insurance policy or variable annuity contract for information on the allocation, transfer and withdrawal of amounts to, and from, separate accounts.

The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.

The Company may suspend redemption privileges or postpone the date of payment for more than seven days (i) during any period that the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (iii) for such other periods as the SEC may permit.

The Fund currently does not foresee disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer different types of variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless material irreconcilable conflicts may possibly arise among the interests of these investors. The Board of Directors that oversees the Fund intends to monitor events to identify any such material irreconcilable conflicts and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives your purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when you will not be able to purchase or sell your shares.

The Fund may invest up to 25% of its total assets in shares of the Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at its current NAV every regular business day. The value of shares of the Subsidiary fluctuates with the value of the Subsidiary’s portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of each investment.

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

About Net Asset Value

The NAV of Class II shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class II, less any liabilities attributable to Class II, by the total number of outstanding shares of Class II. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company‘s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than ETFs) that are registered under the 1940 Act, the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class II shares will differ from that of Class I shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, shareholders should consult a tax advisor about the federal, state and local tax consequences applicable to their investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Potential Conflicts of Interest

As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. Morgan Stanley has advised clients and has sponsored, managed or advised other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the ‘‘Affiliated Investment Accounts’’) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. Conflicts of interest not described below may also exist.

For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.

Material Nonpublic Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity.

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and the Investment team, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an Investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation.

Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.

Morgan Stanley’s Investment Banking Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.

General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between the Adviser, related persons of the Adviser and/or their clients. The Investment Advisers Act of 1940, the 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, the Adviser has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. The Adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class II shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class II shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Global Strategist Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2019	2018	2017	2016(1)	2015(2)
Net Asset Value, Beginning of Period	$9.79	$11.11	$9.82	$9.35	$10.24
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.15	0.15	0.18	0.14	0.16
Net Realized and Unrealized Gain (Loss)	1.56	(0.86)	1.38	0.37	(0.82)
Total from Investment Operations	1.71	(0.71)	1.56	0.51	(0.66)
Distributions from and/or in Excess of:
Net Investment Income	(0.19)	(0.12)	(0.11)	—	(0.15)
Net Realized Gain	(0.46)	(0.49)	(0.16)	(0.04)	(0.08)
Total Distributions	(0.65)	(0.61)	(0.27)	(0.04)	(0.23)
Net Asset Value, End of Period	$10.85	$9.79	$11.11	$9.82	$9.35
Total Return(4)	17.74%	(6.65)%	15.96%	5.49%	(6.53)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$16,589	$16,906	$21,700	$21,861	$24,481
Ratio of Expenses Before Expense Limitation	1.74%	1.69%	1.67%	1.68%	1.76%
Ratio of Expenses After Expense Limitation	0.98%(5)	0.99%(5)	0.98%(5)	0.98%(5)	0.79%(5)(6)
Ratio of Net Investment Income	1.45%(5)	1.38%(5)	1.75%(5)	1.44%(5)	1.63%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.02%	0.01%	0.02%	0.02%	0.03%
Portfolio Turnover Rate	124%	85%	99%	105%	146%

(1)

Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)	Not consolidated.
(3)	Per share amount is based on average shares outstanding.
(4)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(6)

Effective August 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class II shares. Prior to August 1, 2015, the maximum ratio was 0.70% for Class II shares.

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2020 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2020 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Prospectus   |   April 30, 2020

Share Class	Ticker Symbol
Class I	MEGIX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Growth Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Growth Portfolio

Investment Objective

The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Fees and Expenses of the Fund (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.50%
Distribution (12b-1) Fee	None
Other Expenses	0.28%
Total Annual Fund Operating Expenses*	0.78%
Fee Waiver and/or Expense Reimbursement *	0.21%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement *	0.57%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Growth Portfolio	$ 58	$ 228	$ 413	$ 946
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.57%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Principal Investment Strategies

The Adviser seeks to achieve the Fund’s investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 1000® Growth Index. As of December 31, 2019, these market capitalizations ranged between $267.2 million and $1,304.1 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.

The Adviser actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. The Adviser does not treat ESG as a deterministic, reductive screen, nor as a portfolio construction tool layered on top of a passive vehicle.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

1

Morgan Stanley Variable Insurance Fund | Fund Summary

Growth Portfolio (Con’t)

The Adviser may invest up to 25% of the Fund’s net assets in foreign securities, including emerging market securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund’s overall value to decline to a greater degree than if the Fund were invested more widely.

•	Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund’s investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

2

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Growth Portfolio (Con’t)

Annual Total Returns—Calendar Years (Class I)

Commenced operations on January 2, 1997

High Quarter	03/31/12	20.60%
Low Quarter	12/31/18	-16.34%

Average Annual Total Returns (Class I)

(for the calendar periods ended December 31, 2019)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return before Taxes	31.81%	17.50%	17.03%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	36.39%	14.63%	15.22%

(1)

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an index of approximately 1,000 of the largest U.S. companies based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of the Counterpoint Global team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Dennis P. Lynch	Managing Director	June 2004
Sam G. Chainani	Managing Director	June 2004
Jason C. Yeung	Managing Director	September 2007
Armistead B. Nash	Managing Director	September 2008
David S. Cohen	Managing Director	June 2004
Alexander T. Norton	Executive Director	July 2005

Purchase and Sale of Fund Shares

The Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

The Fund offers its shares only to insurance companies (either directly or indirectly through other variable insurance funds) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

3

Morgan Stanley Variable Insurance Fund | Fund Summary

Growth Portfolio (Con’t)

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity or variable life insurance contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable annuity or variable life insurance contracts. Shareholders should ask their salesperson or visit their insurance company’s web site for more information.

4

Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Growth Portfolio

Investment Objective

The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Approach

The Adviser seeks to achieve the Fund’s investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 1000® Growth Index that the Adviser believes exhibit, among other things, strong free cash flow and compelling business strategies. As of December 31, 2019, these market capitalizations ranged between $267.2 million and $1,304.1 billion.

Process

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.

The Adviser actively integrates sustainability into the investment process by using ESG factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. The Adviser does not treat ESG as a deterministic, reductive screen, nor as a portfolio construction tool layered on top of a passive vehicle.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

The Adviser may invest up to 25% of the Fund’s net assets in foreign securities, including emerging market securities classified as ADRs, GDRs, ADSs or GDSs, foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

The percentage limitations relating to the composition of the Fund apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. In addition, at times, large capitalization growth-oriented equity securities may underperform relative to the overall market. Growth stocks may trade at higher multiples of current earnings compared to other styles of investing (e.g., “value”), leading to inflated prices and thus potentially greater declines in value.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

5

Morgan Stanley Variable Insurance Fund | Details of the Fund

Growth Portfolio (Con’t)

The Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular investment may cause the Fund’s overall value to decline to a greater degree than if the Fund were invested more widely.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., the novel coronavirus outbreak, epidemics and other pandemics), terrorism, conflicts and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, real estate investment trusts (“REITs”), rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Foreign Currency Forward Exchange Contracts

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Investments in foreign currency forward exchange contracts may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. The Adviser’s success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. Foreign currency forward exchange contracts may be used for non-hedging purposes in seeking to meet the Fund’s investment objective, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. Investing in foreign currency forward exchange contracts for purposes of gaining from projected changes in exchange rates, as opposed to hedging currency risks applicable to the Fund’s holdings, further increases the Fund’s exposure to foreign securities losses. There is no assurance that the Adviser’s use of currency derivatives will benefit the Fund or that they will be, or can be, used at appropriate times.

Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or contract, such as a swap agreement or futures contract, on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Investments in foreign currency options may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. There is a risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. The price of the option may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors that influence foreign exchange rates and foreign investment generally. Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund than if it had not entered into such contracts. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on U.S. and foreign exchanges.

Foreign currency options contracts may be used for hedging purposes or non-hedging purposes in pursuing the Fund’s investment objective, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates, as opposed to only hedging currency risks applicable to the Fund’s holdings, further increases the Fund’s exposure to foreign securities losses. There is no assurance that the Adviser’s use of currency derivatives will benefit the Fund or that they will be, or can be, used at appropriate times.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange trading is expected to increase liquidity of swaps trading. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Structured Investments. The Fund also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

REITs and Foreign Real Estate Companies

Investing in REITs and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and foreign real estate companies are organized and operated. REITs and foreign real estate companies generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs and foreign real estate companies requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs and foreign real estate companies may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, REITs and foreign real estate companies, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs and foreign real estate companies.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”). ETFs seek to track the performance of various portions or segments of the equity and fixed-income markets. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of ETF shares may differ from their net asset value per share (“NAV”) because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to, among other things, the ETF’s operating expenses and transaction costs. ETFs typically incur fees that are separate from those fees incurred directly by the Fund. Therefore, as a shareholder in an ETF, the Fund would bear its ratable share of that entity’s expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs.

IPOs

The Fund may purchase shares issued as part of, or a short period after, a company’s initial public offering (“IPO”), and may at times dispose of those shares shortly after their acquisition. The Fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, including unseasoned trading, small number of shares available for trading and limited information about the issuer, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers may be volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time. IPOs may produce high, double-digit returns. Such returns are highly unusual and may not be sustainable.

Sector Risk

The Fund may, from time to time, invest more heavily in companies in a particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on the Fund’s performance than if the Fund held a broader range of investments.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Fund to incur additional transaction costs. The Fund may engage in frequent trading of securities to achieve its investment objective.

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Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2019, the Adviser, together with its affiliated asset management companies, had approximately $552 billion in assets under management or supervision.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

Advisory Fee

For the fiscal year ended December 31, 2019, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.33% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 0.57% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses for the most recent fiscal year may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2019.

Portfolio Management

The Fund is managed by members of the Counterpoint Global team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Dennis P. Lynch, Sam G. Chainani, Jason C. Yeung, Armistead B. Nash, David S. Cohen and Alexander T. Norton.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996. Messrs. Yeung and Nash have been associated with the Adviser in an investment management capacity since 2002. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000.

Mr. Lynch is the lead portfolio manager of the Fund. Messrs. Chainani, Yeung, Nash, Cohen and Norton are co-portfolio managers. Members of the team collaborate to manage the assets of the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies (and other funds that serve as underlying investment options for variable insurance and annuity contracts (i.e., variable insurance funds)) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order (other than as set forth below). However, contract owners who allocate a portion of their contract to the Fund through the variable life insurance or variable annuity contracts previously described do not deal directly with the Fund to purchase and redeem shares. Please refer to the prospectus of the variable life insurance policy or variable annuity contract for information on the allocation, transfer and withdrawal of amounts to, and from, separate accounts.

The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.

The Company may suspend redemption privileges or postpone the date of payment for more than seven days (i) during any period that the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (iii) for such other periods as the SEC may permit.

The Fund currently does not foresee disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer different types of variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless material irreconcilable conflicts may possibly arise among the interests of these investors. The Board of Directors that oversees the Fund intends to monitor events to identify any such material irreconcilable conflicts and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives a shareholder’s purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when shareholders will not be able to purchase or sell shares.

About Net Asset Value

The NAV of Class I shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class I, less any liabilities attributable to Class I, by the total number of outstanding shares of Class I. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after the close

13

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company‘s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than ETFs) that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class I shares will differ from that of Class II shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, shareholders should consult a tax advisor about the federal, state and local tax consequences applicable to their investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting

14

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

15

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Potential Conflicts of Interest

As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. Morgan Stanley has advised clients and has sponsored, managed or advised other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the ‘‘Affiliated Investment Accounts’’) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. Conflicts of interest not described below may also exist.

For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.

Material Nonpublic Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity.

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and the Investment team, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an Investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation.

Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.

Morgan Stanley’s Investment Banking Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.

General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between the Adviser, related persons of the Adviser and/or their clients. The Investment Advisers Act of 1940, the 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, the Adviser has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do

16

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. The Adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.

17

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class I shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class I shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

18

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Growth Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2019	2018	2017	2016(1)	2015
Net Asset Value, Beginning of Period	$28.62	$32.38	$24.65	$29.93	$30.73
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.14)	(0.14)	(0.13)	(0.03)	(0.11)
Net Realized and Unrealized Gain (Loss)	9.23	3.34	10.44	(0.57)	3.76
Total from Investment Operations	9.09	3.20	10.31	(0.60)	3.65
Distributions from and/or in Excess of:
Net Realized Gain	(1.91)	(6.96)	(2.58)	(4.68)	(4.45)
Net Asset Value, End of Period	$35.80	$28.62	$32.38	$24.65	$29.93
Total Return(3)	31.81%	7.54%	43.15%	(1.64)%	12.24%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$386,720	$126,941	$133,745	$104,504	$119,883
Ratio of Expenses Before Expense Limitation	0.78%	N/A	0.81%	0.79%	0.81%
Ratio of Expenses After Expense Limitation	0.61%(4)(5)	0.79%(4)	0.79%(4)	0.76%(4)	0.80%(4)
Ratio of Net Investment Loss	(0.41)%(4)	(0.39)%(4)	(0.43)%(4)	(0.11)%(4)	(0.37)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%	0.00%(6)	0.01%	0.00%(6)	0.00%(6)
Portfolio Turnover Rate	95%	56%	54%	39%	33%

(1)

Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.03% higher and the Ratio of Net Investment Loss would have been 0.03% lower had the custodian not reimbursed the Fund.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(5)

Effective April 29, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.57% for Class I shares. Prior to
April 29, 2019, the maximum ratio was 0.80% for Class I shares.

(6)	Amount is less than 0.005%.
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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2020 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2020 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Prospectus   |   April 30, 2020

Share Class	Ticker Symbol
Class II	MEGTX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the Growth Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Growth Portfolio

Investment Objective

The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Fees and Expenses of the Fund (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.50%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.28%
Total Annual Fund Operating Expenses*	1.03%
Fee Waiver and/or Expense Reimbursement *	0.21%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement *	0.82%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Growth Portfolio	$ 84	$ 307	$ 548	$ 1,240
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.82%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Principal Investment Strategies

The Adviser seeks to achieve the Fund’s investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 1000® Growth Index. As of December 31, 2019, these market capitalizations ranged between $267.2 million and $1,304.1 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.

The Adviser actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. The Adviser does not treat ESG as a deterministic, reductive screen, nor as a portfolio construction tool layered on top of a passive vehicle.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

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Morgan Stanley Variable Insurance Fund | Fund Summary

Growth Portfolio (Con’t)

The Adviser may invest up to 25% of the Fund’s net assets in foreign securities, including emerging market securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•	Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. The risks of investing in emerging market countries are greater than the risks associated with investments in foreign developed countries. In addition, the Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of those investments will fluctuate with U.S. dollar exchange rates.

•	Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

•	Focused Investing. To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular instrument may cause the Fund’s overall value to decline to a greater degree than if the Fund were invested more widely.

•	Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund’s investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

2

Morgan Stanley Variable Insurance Fund  |  Fund Summary

Growth Portfolio (Con’t)

Annual Total Returns—Calendar Years (Class II)

Commenced operations on May 5, 2003

High Quarter	03/31/12	20.49%
Low Quarter	12/31/18	-16.38%

Average Annual Total Returns (Class II)

(for the calendar periods ended December 31, 2019)

	Past One Year	Past Five Years	Past Ten Years
Class II
Return before Taxes	31.47%	17.21%	16.74%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	36.39%	14.63%	15.22%

(1)

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an index of approximately 1,000 of the largest U.S. companies based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of the Counterpoint Global team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Dennis P. Lynch	Managing Director	June 2004
Sam G. Chainani	Managing Director	June 2004
Jason C. Yeung	Managing Director	September 2007
Armistead B. Nash	Managing Director	September 2008
David S. Cohen	Managing Director	June 2004
Alexander T. Norton	Executive Director	July 2005

Purchase and Sale of Fund Shares

The Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

The Fund offers its shares only to insurance companies (either directly or indirectly through other variable insurance funds) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

3

Morgan Stanley Variable Insurance Fund | Fund Summary

Growth Portfolio (Con’t)

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity or variable life insurance contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable annuity or variable life insurance contracts. Shareholders should ask their salesperson or visit their insurance company’s web site for more information.

4

Morgan Stanley Variable Insurance Fund  |  Details of the Fund

Growth Portfolio

Investment Objective

The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Approach

The Adviser seeks to achieve the Fund’s investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell 1000® Growth Index that the Adviser believes exhibit, among other things, strong free cash flow and compelling business strategies. As of December 31, 2019, these market capitalizations ranged between $267.2 million and $1,304.1 billion.

Process

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.

The Adviser actively integrates sustainability into the investment process by using ESG factors as a lens for additional fundamental research, which can contribute to investment decision-making. The Adviser seeks to understand how environmental and social initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends. The Adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how sustainability themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment on long-term value creation. The Adviser does not treat ESG as a deterministic, reductive screen, nor as a portfolio construction tool layered on top of a passive vehicle.

The Fund may invest in equity securities. The Fund may also invest in privately placed and restricted securities.

The Adviser may invest up to 25% of the Fund’s net assets in foreign securities, including emerging market securities classified as ADRs, GDRs, ADSs or GDSs, foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

The percentage limitations relating to the composition of the Fund apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. In addition, at times, large capitalization growth-oriented equity securities may underperform relative to the overall market. Growth stocks may trade at higher multiples of current earnings compared to other styles of investing (e.g., “value”), leading to inflated prices and thus potentially greater declines in value.

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Although these events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

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Morgan Stanley Variable Insurance Fund | Details of the Fund

Growth Portfolio (Con’t)

The Fund’s investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

To the extent that the Fund invests in a limited number of issuers, the Fund will be more susceptible to negative events affecting those issuers and a decline in the value of a particular investment may cause the Fund’s overall value to decline to a greater degree than if the Fund were invested more widely.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., the novel coronavirus outbreak, epidemics and other pandemics), terrorism, conflicts and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, real estate investment trusts (“REITs”), rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Investing

To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities

Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In addition, the prices of such securities may be susceptible to influence by large traders, due to the limited size of many foreign securities markets. Moreover, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Also, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

Emerging Market Securities

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions generally consider to be less economically mature than developed nations (such as the United States or most nations in Western Europe). Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency

Investments in foreign securities may be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities, and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

Foreign Currency Forward Exchange Contracts

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency and proxy hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Investments in foreign currency forward exchange contracts may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. The Adviser’s success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. Foreign currency forward exchange contracts may be used for non-hedging purposes in seeking to meet the Fund’s investment objective, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. Investing in foreign currency forward exchange contracts for purposes of gaining from projected changes in exchange rates, as opposed to hedging currency risks applicable to the Fund’s holdings, further increases the Fund’s exposure to foreign securities losses. There is no assurance that the Adviser’s use of currency derivatives will benefit the Fund or that they will be, or can be, used at appropriate times.

Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or contract, such as a swap agreement or futures contract, on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Investments in foreign currency options may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. There is a risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar. The price of the option may vary with changes in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors that influence foreign exchange rates and foreign investment generally. Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund than if it had not entered into such contracts. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on U.S. and foreign exchanges.

Foreign currency options contracts may be used for hedging purposes or non-hedging purposes in pursuing the Fund’s investment objective, such as when the Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates, as opposed to only hedging currency risks applicable to the Fund’s holdings, further increases the Fund’s exposure to foreign securities losses. There is no assurance that the Adviser’s use of currency derivatives will benefit the Fund or that they will be, or can be, used at appropriate times.

Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Certain swaps have begun trading on exchanges called swap execution facilities. Exchange trading is expected to increase liquidity of swaps trading. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Structured Investments. The Fund also may invest a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

REITs and Foreign Real Estate Companies

Investing in REITs and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and foreign real estate companies are organized and operated. REITs and foreign real estate companies generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs and foreign real estate companies requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs and foreign real estate companies may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, REITs and foreign real estate companies, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs and foreign real estate companies.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”). ETFs seek to track the performance of various portions or segments of the equity and fixed-income markets. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of ETF shares may differ from their net asset value per share (“NAV”) because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to, among other things, the ETF’s operating expenses and transaction costs. ETFs typically incur fees that are separate from those fees incurred directly by the Fund. Therefore, as a shareholder in an ETF, the Fund would bear its ratable share of that entity’s expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in ETFs.

IPOs

The Fund may purchase shares issued as part of, or a short period after, a company’s initial public offering (“IPO”), and may at times dispose of those shares shortly after their acquisition. The Fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, including unseasoned trading, small number of shares available for trading and limited information about the issuer, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers may be volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time. IPOs may produce high, double-digit returns. Such returns are highly unusual and may not be sustainable.

Sector Risk

The Fund may, from time to time, invest more heavily in companies in a particular economic sector or sectors. Economic or regulatory changes adversely affecting such sectors may have more of an impact on the Fund’s performance than if the Fund held a broader range of investments.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Portfolio Turnover

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Fund to incur additional transaction costs. The Fund may engage in frequent trading of securities to achieve its investment objective.

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Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2019, the Adviser, together with its affiliated asset management companies, had approximately $552 billion in assets under management or supervision.

Advisory Fee

For the fiscal year ended December 31, 2019, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.33% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 0.82% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) (but includes any 12b-1 fee paid to the Distributor). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses for the most recent fiscal year may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2019.

Portfolio Management

The Fund is managed by members of the Counterpoint Global team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Dennis P. Lynch, Sam G. Chainani, Jason C. Yeung, Armistead B. Nash, David S. Cohen and Alexander T. Norton.

Mr. Lynch has been associated with the Adviser in an investment management capacity since 1998. Mr. Chainani has been associated with the Adviser in an investment management capacity since 1996. Messrs. Yeung and Nash have been associated with the Adviser in an investment management capacity since 2002. Mr. Cohen has been associated with the Adviser in an investment management capacity since 1993. Mr. Norton has been associated with the Adviser in an investment management capacity since 2000.

Mr. Lynch is the lead portfolio manager of the Fund. Messrs. Chainani, Yeung, Nash, Cohen and Norton are co-portfolio managers. Members of the team collaborate to manage the assets of the Fund.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The composition of the team may change from time to time.

Distribution Plan

The Company has adopted a Plan of Distribution (the “Plan”) for the Fund’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the Plan, the Fund is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittance to insurance companies which offer the Company as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative-related expenses incurred or paid in connection with the distribution of Class II shares of the Fund.

Since the 12b-1 fees associated with the Plan are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment.

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Morgan Stanley Variable Insurance Fund  |  Fund Management

Fund Management (Con’t)

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

13

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies (and other funds that serve as underlying investment options for variable insurance and annuity contracts (i.e., variable insurance funds)) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order (other than as set forth below). However, contract owners who allocate a portion of their contract to the Fund through the variable life insurance or variable annuity contracts previously described do not deal directly with the Fund to purchase and redeem shares. Please refer to the prospectus of the variable life insurance policy or variable annuity contract for information on the allocation, transfer and withdrawal of amounts to, and from, separate accounts.

The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.

The Company may suspend redemption privileges or postpone the date of payment for more than seven days (i) during any period that the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (iii) for such other periods as the SEC may permit.

The Fund currently does not foresee disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer different types of variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless material irreconcilable conflicts may possibly arise among the interests of these investors. The Board of Directors that oversees the Fund intends to monitor events to identify any such material irreconcilable conflicts and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives a shareholder’s purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

Trading of securities that are primarily listed on foreign exchanges may take place on weekends and other days when the Fund does not price its shares. Therefore, to the extent, if any, that the Fund invests in securities primarily listed on foreign exchanges, the value of the Fund’s securities may change on days when shareholders will not be able to purchase or sell shares.

About Net Asset Value

The NAV of Class II shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class II, less any liabilities attributable to Class II, by the total number of outstanding shares of Class II. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. In addition, with respect to securities that primarily are listed on foreign exchanges, when an event occurs after

14

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

the close of such exchanges that is likely to have changed the value of the securities (e.g., a percentage change in value of one or more U.S. securities indices in excess of specified thresholds), such securities will be valued at their fair value, as determined under procedures established by the Company‘s Board of Directors. Securities also may be fair valued in the event of a significant development affecting a country or region or an issuer specific development that is likely to have changed the value of the security. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. To the extent the Fund invests in open-end management companies (other than ETFs) that are registered under the 1940 Act, the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class II shares will differ from that of Class I shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, shareholders should consult a tax advisor about the federal, state and local tax consequences applicable to their investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

In addition, the Fund is subject to the risk that market-timers and/or short-term traders may take advantage of time zone differences between the foreign markets on which the Fund’s securities trade and the time the Fund’s NAV is calculated (“time-zone arbitrage”). For example, a market-timer may submit instructions for the purchase of shares of the Fund based on events occurring after foreign market closing prices are established, but before the Fund’s NAV calculation that are likely to result in higher prices in foreign markets the following day. The market-timer would submit instructions to redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets for a quick profit at the expense of contract owners or participants with long-term interests in the Fund.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Potential Conflicts of Interest

As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. Morgan Stanley has advised clients and has sponsored, managed or advised other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the ‘‘Affiliated Investment Accounts’’) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. Conflicts of interest not described below may also exist.

For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.

Material Nonpublic Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity.

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and the Investment team, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an Investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation.

Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.

Morgan Stanley’s Investment Banking Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.

General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between the Adviser, related persons of the Adviser and/or their clients. The Investment Advisers Act of 1940, the 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, the Adviser has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do

17

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. The Adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.

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Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class II shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class II shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

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Morgan Stanley Variable Insurance Fund   |   Financial Highlights

Growth Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2019	2018	2017	2016(1)	2015
Net Asset Value, Beginning of Period	$26.95	$30.89	$23.66	$29.00	$29.97
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.21)	(0.21)	(0.19)	(0.09)	(0.18)
Net Realized and Unrealized Gain (Loss)	8.68	3.23	10.00	(0.57)	3.66
Total from Investment Operations	8.47	3.02	9.81	(0.66)	3.48
Distributions from and/or in Excess of:
Net Realized Gain	(1.91)	(6.96)	(2.58)	(4.68)	(4.45)
Net Asset Value, End of Period	$33.51	$26.95	$30.89	$23.66	$29.00
Total Return(3)	31.47%	7.30%	42.82%	(1.92)%	11.97%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$213,760	$139,300	$124,268	$80,081	$89,398
Ratio of Expenses Before Expense Limitation	1.03%	N/A	1.06%	1.04%	1.09%
Ratio of Expenses After Expense Limitation	0.86%(4)(5)	1.04%(4)	1.04%(4)	1.01%(4)	1.05%(4)
Ratio of Net Investment Loss	(0.66)%(4)	(0.64)%(4)	(0.68)%(4)	(0.36)%(4)	(0.62)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%	0.00%(6)	0.01%	0.00%(6)	0.00%(6)
Portfolio Turnover Rate	95%	56%	54%	39%	33%

(1)

Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation would have been 0.03% higher and the Ratio of Net Investment Loss would have been 0.03% lower had the custodian not reimbursed the Fund.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(5)

Effective April 29, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.82% for Class II shares. Prior to April 29, 2019, the maximum ratio was 1.05% for Class II shares.

(6)	Amount is less than 0.005%.

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2020 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2020 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio

Prospectus   |   April 30, 2020

Share Class	Ticker Symbol
Class I	MUSRX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the U.S. Real Estate Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

U.S. Real Estate Portfolio

Investment Objective

The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Fees and Expenses of the Fund (Class I)

The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.70%
Distribution (12b-1) Fee	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses *	0.97%
Fee Waiver and/or Expense Reimbursement*	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.82%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Real Estate Portfolio	$ 84	$ 294	$ 522	$ 1,176
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.82%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Adviser seeks a combination of above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”). The Fund focuses on REITs as well as real estate operating companies (“REOCs”) that invest in a variety of property types and regions.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of companies in the U.S. real estate industry. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

The Adviser actively manages the Fund using a combination of top-down and bottom-up methodologies. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The Adviser’s proprietary models drive the bottom-up value-driven approach for stock selection. The bottom-up research process strongly influences the Adviser’s perspective on which property markets it believes provide better relative value and growth prospects and, consequently, affects its decision to overweight or underweight a given property market.

The Adviser may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Adviser may engage with company management regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.

1

Morgan Stanley Variable Insurance Fund | Fund Summary

U.S. Real Estate Portfolio (Con’t)

The Adviser generally considers selling a portfolio holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets and/or growth prospects or versus other securities in the universe.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•	REITs and REOCs. Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.

•	Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.

•	Value Stocks. Value stocks are those stocks the Adviser believes to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to other measures. Different investment styles (e.g., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

•	Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund’s investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year-to-year and by showing how the Fund’s Class I shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

2

Morgan Stanley Variable Insurance Fund  |  Fund Summary

U.S. Real Estate Portfolio (Con’t)

Annual Total Returns—Calendar Years (Class I)

Commenced operations on March 3, 1997

High Quarter	03/31/19	15.22%
Low Quarter	09/30/11	-15.90%

Average Annual Total Return (Class I)

(for the calendar periods ended December 31, 2019)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return before Taxes	18.94%	4.31%	10.06%
FTSE Nareit Equity REITs Index (reflects no deduction for fees, expenses or taxes)[1]	26.00%	7.21%	11.94%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[2]	31.49%	11.70%	13.56%

(1)

The FTSE Nareit (National Association of Real Estate Investment Trusts) Equity REITs Index is a free float-adjusted market capitalization weighted index of tax qualified equity REITs listed on the New York Stock Exchange, NYSE Amex and the NASDAQ National Market Systems. It is not possible to invest directly in an index.

(2)

The Standard & Poor’s 500® Index (S&P 500® Index) measures the performance of the large-cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of the Global Listed Real Assets team. Information about the member responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Theodore R. Bigman	Managing Director	March 1997

Purchase and Sale of Fund Shares

The Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

The Fund offers its shares only to insurance companies (either directly or indirectly through other variable insurance funds) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

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Morgan Stanley Variable Insurance Fund | Fund Summary

U.S. Real Estate Portfolio (Con’t)

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity or variable life insurance contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable annuity or variable life insurance contracts. Shareholders should ask their salesperson or visit their insurance company’s web site for more information.

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Morgan Stanley Variable Insurance Fund  |  Details of the Fund

U.S. Real Estate Portfolio

Investment Objective

The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Approach

The Adviser seeks a combination of above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs and REOCs. The Fund focuses on REITs as well as REOCs that invest in a variety of property types and regions. The Adviser’s approach emphasizes bottom-up stock selection with a top-down asset allocation.

Process

The Adviser actively manages the Fund using a combination of top-down and bottom-up methodologies. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The Adviser’s proprietary models drive the bottom-up value-driven approach for stock selection. The bottom-up research process strongly influences the Adviser’s perspective on which property markets it believes provide better relative value and growth prospects and, consequently, affects its decision to overweight or underweight a given property market.

The Adviser may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Adviser may engage with company management regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.

The Adviser generally considers selling a portfolio holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets and/or growth prospects or versus other securities in the universe.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of companies in the U.S. real estate industry. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

A company is considered to be in the U.S. real estate industry if it meets the following tests: (1) a company is considered to be from the United States (i) if its securities are traded on a recognized stock exchange in the United States, (ii) if alone or on a consolidated basis it derives 50% or more of its annual revenues or profits from either goods produced, sales made or services performed in the United States or has at least 50% of its assets in the United States or (iii) if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

The percentage limitations relating to the composition of the Fund apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of U.S. real estate companies. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

In addition, at times, small and mid cap equity securities may underperform relative to the overall market. Investments in small and mid cap companies may involve greater risk than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, small and mid cap companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. The Adviser’s perception that a stock is under- or over-valued may not be accurate or may not be realized.

Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Fund’s market sector, U.S. real estate securities, may underperform relative to other sectors or the overall market.

Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. REITs generally invest directly in real estate, in mortgages or in

5

Morgan Stanley Variable Insurance Fund | Details of the Fund

U.S. Real Estate Portfolio (Con’t)

some combination of the two. REOCs are entities that generally are engaged directly in real estate management or development activities. The REITs in which the Fund will primarily invest are equity REITs. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. In addition, REITs and REOCs, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs and REOCs.

The risks of investing in the Fund may be intensified because the Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Fund’s performance more than if the Fund were diversified, and a decline in the value of a particular investment may cause the Fund’s overall value to decline to a greater degree.

Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to other measures. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

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Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., the novel coronavirus outbreak, epidemics and other pandemics), terrorism, conflicts and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, REITs, rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a

7

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Real Estate Investing

The Fund invests in companies in the real estate industry. As a result, these companies (and, therefore, the Funds) will experience the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate markets. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs.

Liquidity

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value per share (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

8

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business, and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2019, the Adviser, together with its affiliated asset management companies, had approximately $552 billion in assets under management or supervision.

The Adviser and/or the Distributor may pay compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

Advisory Fee

For the fiscal year ended December 31, 2019, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.55% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 0.82% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses for the most recent fiscal year may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2019.

Portfolio Management

The Fund is managed by members of the Global Listed Real Assets team. The team consists of portfolio managers and analysts. The current member of the team responsible for the day-to-day management of the Fund is Theodore R. Bigman.

Mr. Bigman has been associated with the Adviser in an investment management capacity since 1995.

Together, the team determines investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

The Fund’s SAI provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The composition of the team may change from time to time.

9

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class I shares of the Fund. The Company also offers Class II shares of the Fund through a separate prospectus. Class II shares are subject to higher expenses due to the imposition of a 12b-1 fee. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies (and other funds that serve as underlying investment options for variable insurance and annuity contracts (i.e., variable insurance funds)) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order (other than as set forth below). However, contract owners who allocate a portion of their contract to the Fund through the variable life insurance or variable annuity contracts previously described do not deal directly with the Fund to purchase and redeem shares. Please refer to the prospectus of the variable life insurance policy or variable annuity contract for information on the allocation, transfer and withdrawal of amounts to, and from, separate accounts.

The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.

The Company may suspend redemption privileges or postpone the date of payment for more than seven days (i) during any period that the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (iii) for such other periods as the SEC may permit.

The Fund currently does not foresee disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer different types of variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless material irreconcilable conflicts may possibly arise among the interests of these investors. The Board of Directors that oversees the Fund intends to monitor events to identify any such material irreconcilable conflicts and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives your purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

About Net Asset Value

The NAV of Class I shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class I, less any liabilities attributable to Class I, by the total number of outstanding shares of Class I. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. The Fund may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares. To the extent the Fund invests in open-end management companies (other than exchange-traded funds) that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s NAV is calculated

10

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class I shares will differ from that of Class II shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, shareholders should consult a tax advisor about the federal, state and local tax consequences applicable to their investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

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Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Potential Conflicts of Interest

As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. Morgan Stanley has advised clients and has sponsored, managed or advised other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the ‘‘Affiliated Investment Accounts’’) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. Conflicts of interest not described below may also exist.

For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.

Material Nonpublic Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity.

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and the Investment team, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an Investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation.

Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.

Morgan Stanley’s Investment Banking Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.

General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between the Adviser, related persons of the Adviser and/or their clients. The Investment Advisers Act of 1940, the 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, the Adviser has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do

12

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. The Adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.

13

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class I shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class I shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

14

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2019	2018	2017	2016(1)	2015
Net Asset Value, Beginning of Period	$19.52	$21.72	$21.39	$20.28	$20.13
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.51	0.51	0.45	0.35	0.30
Net Realized and Unrealized Gain (Loss)	3.15	(2.13)	0.20	1.04	0.12
Total from Investment Operations	3.66	(1.62)	0.65	1.39	0.42
Distributions from and/or in Excess of:
Net Investment Income	(0.42)	(0.58)	(0.32)	(0.28)	(0.27)
Net Realized Gain	(0.83)	—	—	—	—
Total Distributions	(1.25)	(0.58)	(0.32)	(0.28)	(0.27)
Net Asset Value, End of Period	$21.93	$19.52	$21.72	$21.39	$20.28
Total Return(3)	18.94%	(7.71)%	3.11%	6.81%	2.17%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$200,635	$185,191	$228,487	$251,517	$191,188
Ratio of Expenses Before Expense Limitation	0.97%	1.03%	1.07%	1.06%	1.07%
Ratio of Expenses After Expense Limitation	0.82%(4)	0.86%(4)(5)	0.92%(4)(6)	0.97%(4)(7)	1.00%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A	N/A	N/A	N/A	1.00%(4)
Ratio of Net Investment Income	2.36%(4)	2.47%(4)	2.13%(4)	1.66%(4)	2.36%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(8)	0.00%(8)	0.00%(8)	0.01%	0.00%(8)
Portfolio Turnover Rate	20%	40%	44%	21%	26%

(1)

Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(5)

Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.82% for Class I shares. Prior to
July 1, 2018, the maximum ratio was 0.90% for Class I shares.

(6)

Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to
July 1, 2017, the maximum ratio was 0.95% for Class I shares.

(7)

Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class I shares. Prior to
July 1, 2016, the maximum ratio was 1.00% for Class I shares.

(8)	Amount is less than 0.005%.

15

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2020 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2020 Morgan Stanley.

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio

Prospectus   |   April 30, 2020

Share Class	Ticker Symbol
Class II	MSRBX

Morgan Stanley Variable Insurance Fund, Inc. (the “Company”) is a mutual fund that provides investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. In this prospectus, shares of the U.S. Real Estate Portfolio (the “Fund”) are being offered.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Morgan Stanley Variable Insurance Fund  |  Fund Summary

U.S. Real Estate Portfolio

Investment Objective

The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Fees and Expenses of the Fund (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold Class II shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Fund Operating Expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.70%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.27%
Total Annual Fund Operating Expenses *	1.22%
Fee Waiver and/or Expense Reimbursement*	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.07%

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Real Estate Portfolio	$ 109	$ 372	$ 656	$ 1,464
*	The Fund’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.07%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Adviser seeks a combination of above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”). The Fund focuses on REITs as well as real estate operating companies (“REOCs”) that invest in a variety of property types and regions.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of companies in the U.S. real estate industry. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

The Adviser actively manages the Fund using a combination of top-down and bottom-up methodologies. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The Adviser’s proprietary models drive the bottom-up value-driven approach for stock selection. The bottom-up research process strongly influences the Adviser’s perspective on which property markets it believes provide better relative value and growth prospects and, consequently, affects its decision to overweight or underweight a given property market.

The Adviser may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Adviser may engage with company management regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.

1

Morgan Stanley Variable Insurance Fund | Fund Summary

U.S. Real Estate Portfolio (Con’t)

The Adviser generally considers selling a portfolio holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets and/or growth prospects or versus other securities in the universe.

Principal Risks

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

•	Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

•	REITs and REOCs. Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.

•	Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•	Non-Diversification. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.

•	Value Stocks. Value stocks are those stocks the Adviser believes to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to other measures. Different investment styles (e.g., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

•	Market and Geopolitical. The value of your investment in the Fund is based on the market prices and values of the Fund’s investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class II shares’ performance from year-to-year and by showing how the Fund’s Class II shares’ average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as a comparative sector index, over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

2

Morgan Stanley Variable Insurance Fund  |  Fund Summary

U.S. Real Estate Portfolio (Con’t)

Annual Total Returns—Calendar Years (Class II)

Commenced operations on November 5, 2002

High Quarter	03/31/19	15.15%
Low Quarter	09/30/11	-15.93%

Average Annual Total Return (Class II)

(for the calendar periods ended December 31, 2019)

	Past One Year	Past Five Years	Past Ten Years
Class II
Return before Taxes	18.68%	4.06%	9.78%
FTSE Nareit Equity REITs Index (reflects no deduction for fees, expenses or taxes)[1]	26.00%	7.21%	11.94%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[2]	31.49%	11.70%	13.56%

(1)

The FTSE Nareit (National Association of Real Estate Investment Trusts) Equity REITs Index is a free float-adjusted market capitalization weighted index of tax qualified equity REITs listed on the New York Stock Exchange, NYSE Amex and the NASDAQ National Market Systems. It is not possible to invest directly in an index.

(2)

The Standard & Poor’s 500® Index (S&P 500® Index) measures the performance of the large-cap segment of the U.S. equities market, covering approximately 80% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Fund is managed by members of the Global Listed Real Assets team. Information about the member responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Theodore R. Bigman	Managing Director	March 1997

Purchase and Sale of Fund Shares

The Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

The Fund offers its shares only to insurance companies (either directly or indirectly through other variable insurance funds) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Purchasing and Selling Fund Shares.”

3

Morgan Stanley Variable Insurance Fund | Fund Summary

U.S. Real Estate Portfolio (Con’t)

Tax Information

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

For more information, please refer to the section of the Prospectus entitled “Shareholder Information—Taxes.”

Payments to Insurance Companies and Other Financial Intermediaries

The Adviser and/or the Fund’s “Distributor,” Morgan Stanley Distribution, Inc., may pay insurance companies or their affiliates in connection with Fund-related administrative services that the insurance companies provide in connection with the issuance of their variable annuity contracts. These payments, which may be significant in amount, may create a conflict of interest by influencing the insurance company to recommend one variable annuity or variable life insurance contract over another or be a factor in an insurance company’s decision to include the Fund as an underlying investment option in its variable annuity or variable life insurance contracts. Shareholders should ask their salesperson or visit their insurance company’s web site for more information.

4

Morgan Stanley Variable Insurance Fund  |  Details of the Fund

U.S. Real Estate Portfolio

Investment Objective

The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Approach

The Adviser seeks a combination of above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs and REOCs. The Fund focuses on REITs as well as REOCs that invest in a variety of property types and regions. The Adviser’s approach emphasizes bottom-up stock selection with a top-down asset allocation.

Process

The Adviser actively manages the Fund using a combination of top-down and bottom-up methodologies. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The Adviser’s proprietary models drive the bottom-up value-driven approach for stock selection. The bottom-up research process strongly influences the Adviser’s perspective on which property markets it believes provide better relative value and growth prospects and, consequently, affects its decision to overweight or underweight a given property market.

The Adviser may consider information about environmental, social and governance issues (also referred to as ESG) in its bottom-up stock selection process when making investment decisions. The Adviser may engage with company management regarding corporate governance practices as well as what the Adviser deems to be materially important environmental and/or social issues facing a company.

The Adviser generally considers selling a portfolio holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets and/or growth prospects or versus other securities in the universe.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of companies in the U.S. real estate industry. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.

A company is considered to be in the U.S. real estate industry if it meets the following tests: (1) a company is considered to be from the United States (i) if its securities are traded on a recognized stock exchange in the United States, (ii) if alone or on a consolidated basis it derives 50% or more of its annual revenues or profits from either goods produced, sales made or services performed in the United States or has at least 50% of its assets in the United States or (iii) if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

The percentage limitations relating to the composition of the Fund apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no assurance that the Fund will achieve its investment objective. Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of U.S. real estate companies. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

In addition, at times, small and mid cap equity securities may underperform relative to the overall market. Investments in small and mid cap companies may involve greater risk than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and their prices subject to more abrupt or erratic price movements. In addition, small and mid cap companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies. The Adviser’s perception that a stock is under- or over-valued may not be accurate or may not be realized.

Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions. In addition, at times the Fund’s market sector, U.S. real estate securities, may underperform relative to other sectors or the overall market.

Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. REITs generally invest directly in real estate, in mortgages or in

5

Morgan Stanley Variable Insurance Fund | Details of the Fund

U.S. Real Estate Portfolio (Con’t)

some combination of the two. REOCs are entities that generally are engaged directly in real estate management or development activities. The REITs in which the Fund will primarily invest are equity REITs. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

REITs also must satisfy specific requirements of the Internal Revenue Code of 1986, as amended, in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. In addition, REITs and REOCs, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs and REOCs.

The risks of investing in the Fund may be intensified because the Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Fund’s performance more than if the Fund were diversified, and a decline in the value of a particular investment may cause the Fund’s overall value to decline to a greater degree.

Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors. The prices of value stocks, therefore, may be below average in relation to other measures. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Please see “Additional Risk Factors and Information” for further information about these and other risks of investing in the Fund.

6

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Fund. The Fund’s investment practices and limitations are described in more detail in the Statement of Additional Information (“SAI”), which is incorporated by reference and legally is a part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., the novel coronavirus outbreak, epidemics and other pandemics), terrorism, conflicts and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.

Equity Securities

Equity securities may include common and preferred stocks, convertible securities and equity-linked securities, REITs, rights and warrants to purchase common stocks, depositary receipts, shares of investment companies, limited partnership interests and other specialty securities having equity features. The Fund may invest in equity securities that are publicly traded on securities exchanges or over-the-counter (“OTC”) or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to value or sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed-income securities.

A depositary receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a

7

Morgan Stanley Variable Insurance Fund  |  Additional Risk Factors and Information

Additional Risk Factors and Information (Con’t)

corporation’s capital structure but are usually subordinated to other comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Real Estate Investing

The Fund invests in companies in the real estate industry. As a result, these companies (and, therefore, the Funds) will experience the risks of investing in real estate directly. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate markets. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs.

Liquidity

The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.

Investment Discretion

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Large Shareholder Transactions Risk

The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value per share (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that a large shareholder can purchase or redeem a significant percentage of Fund shares at any time.

Temporary Defensive Investments

When the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may invest without limit in cash, cash equivalents or other fixed-income securities for temporary defensive purposes that may be inconsistent with the Fund’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

8

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management

Adviser

Morgan Stanley Investment Management Inc., with principal offices at 522 Fifth Avenue, New York, NY 10036, conducts a worldwide portfolio management business, and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley (NYSE: “MS”) is the parent of the Adviser, who is the parent of the Distributor. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2019, the Adviser, together with its affiliated asset management companies, had approximately $552 billion in assets under management or supervision.

Advisory Fee

For the fiscal year ended December 31, 2019, the Adviser received a fee for advisory services (net of fee waivers, if applicable) equal to 0.55% of the Fund’s average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund to exceed 1.07% of average daily net assets. In determining the actual amount of fee waiver and/or expense reimbursement for the Fund, if any, the Adviser excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation) (but includes any 12b-1 fee paid to the Distributor). The fee waivers and/or expense reimbursements for the Fund will continue for at least one year or until such time as the Company’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements. The Adviser may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The Fund’s annual operating expenses may vary throughout the period and from year to year. The Fund’s actual expenses for the most recent fiscal year may be different than the expenses listed in the Fund’s fee and expense table based upon the extent and amount of a fee waiver and/or expense reimbursement.

A discussion regarding the Board of Directors’ approval of the investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ended June 30, 2019.

Portfolio Management

The Fund is managed by members of the Global Listed Real Assets team. The team consists of portfolio managers and analysts. The current member of the team responsible for the day-to-day management of the Fund is Theodore R. Bigman.

Mr. Bigman has been associated with the Adviser in an investment management capacity since 1995.

Together, the team determines investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

The Fund’s SAI provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The composition of the team may change from time to time.

Distribution Plan

The Company has adopted a Plan of Distribution (the “Plan”) for the Fund’s Class II shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the Plan, the Fund is authorized to pay the Distributor a monthly 12b-1 fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class II shares. Such amount shall be paid to compensate the Distributor for remittances to insurance companies which offer the Company as an investment option. These payments are intended to compensate insurance companies for distribution and/or administrative-related expenses incurred or paid in connection with the distribution of Class II shares of the Fund.

Since the 12b-1 fees associated with the Plan are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment.

The Adviser and/or the Distributor may pay additional compensation (out of their own funds and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers and/or certain insurance companies or other financial intermediaries or service providers in connection with the sale, distribution, marketing and/or retention of shares of the Fund and/or shareholder servicing. Such compensation may be significant in amount and the prospect of receiving any such additional compensation may provide such

9

Morgan Stanley Variable Insurance Fund | Fund Management

Fund Management (Con’t)

affiliated or unaffiliated entities with an incentive to favor sales of the Fund’s shares over other investment options. Any such payments will not change the NAV or the price of the Fund’s shares. For more information, please see the Fund’s SAI.

10

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information

Share Class

This Prospectus offers Class II shares of the Fund. The Company also offers Class I shares of the Fund through a separate prospectus. Class I shares are subject to lower expenses, but may not be available through your insurance company, qualified pension plan or retirement plan. For eligibility information, contact your insurance company or qualified pension or retirement plan.

Purchasing and Selling Fund Shares

Shares are offered on each day that the New York Stock Exchange (the “NYSE”) is open for business except as noted below.

The Fund offers its shares only to insurance companies (and other funds that serve as underlying investment options for variable insurance and annuity contracts (i.e., variable insurance funds)) for separate accounts that they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Fund based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order (other than as set forth below). However, contract owners who allocate a portion of their contract to the Fund through the variable life insurance or variable annuity contracts previously described do not deal directly with the Fund to purchase and redeem shares. Please refer to the prospectus of the variable life insurance policy or variable annuity contract for information on the allocation, transfer and withdrawal of amounts to, and from, separate accounts.

The Fund typically expects to meet redemption requests by using a combination of sales of securities held by the Fund and/or holdings of cash and cash equivalents. On a less regular basis, the Fund also reserves the right to use borrowings to meet redemption requests, and the Fund may use these methods during both normal and stressed market conditions.

The Company may suspend redemption privileges or postpone the date of payment for more than seven days (i) during any period that the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (iii) for such other periods as the SEC may permit.

The Fund currently does not foresee disadvantages to variable product contract owners or qualified plan participants arising out of the fact that the Fund offers its shares to separate accounts of various insurance companies that offer different types of variable annuity and variable life insurance products and various other entities under qualified pension and retirement plans. Nevertheless material irreconcilable conflicts may possibly arise among the interests of these investors. The Board of Directors that oversees the Fund intends to monitor events to identify any such material irreconcilable conflicts and to determine what action, if any, should be taken in response.

Pricing of Fund Shares

The price per share will be the NAV next determined after the Company or the insurance company receives your purchase or redemption order in good order. NAV is the value of one share’s portion of all of the net assets in the Fund. The Company determines the NAV for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Shares will generally not be priced on days that the NYSE is closed. The Fund may elect to remain open and price its shares on days when the NYSE is closed but the primary securities markets on which the Fund’s securities trade remain open. If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there generally remains an adequate market to obtain reliable and accurate market quotations.

About Net Asset Value

The NAV of Class II shares is determined by dividing the total of the value of the Fund’s investments and other assets attributable to Class II, less any liabilities attributable to Class II, by the total number of outstanding shares of Class II. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, the value for those securities will be determined in good faith at fair value using methods approved by the Board of Directors. The Fund may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares. To the extent the Fund invests in open-end management companies (other than exchange-traded funds) that are registered under the 1940 Act, the Fund’s NAV is calculated based, in relevant part, upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

11

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The NAV of Class II shares will differ from that of Class I shares because of class-specific expenses that each class may pay.

Dividends and Distributions

The Fund distributes its net investment income, if any, at least annually as dividends and makes distributions of its net realized capital gains, if any, at least annually.

Taxes

The Fund expects that it will not have to pay federal income taxes if it distributes annually all of its net investment income and net realized capital gains. The Fund does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor’s tax circumstances are unique and the tax laws may change, shareholders should consult a tax advisor about the federal, state and local tax consequences applicable to their investment.

Frequent Purchases and Redemptions of Shares

Frequent purchases and redemptions of shares pursuant to the instructions of insurance company contract owners or qualified plan participants is referred to as “market-timing” or “short-term trading” and may present risks for other contract owners or participants with long-term interests in the Fund, which may include, among other things, dilution in the value of the Fund’s shares indirectly held by contract owners or participants with long-term interests in the Fund, interference with the efficient management of the Fund, increased brokerage and administrative costs and forcing the Fund to hold excess levels of cash.

Investments in other types of securities also may be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A contract owner may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price-arbitrage”). The Fund’s policies with respect to valuing portfolio securities are described above in “About Net Asset Value.”

The Company’s Board of Directors has adopted policies and procedures to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Insurance companies or qualified plans generally do not provide specific contract owner or plan participant transaction instructions to the Fund on an ongoing basis. Therefore, to some extent, the Fund relies on the insurance companies and qualified plans to monitor frequent short-term trading by contract owners. However, the Fund has entered into agreements with insurance companies and qualified plans whereby the insurance companies and qualified plans are required to provide certain contract owner identification and transaction information upon the Fund’s request. The Fund may use this information to help identify and prevent market-timing activity in the Fund. There can be no assurance that the Fund will be able to identify or prevent all market-timing activity.

If the Fund identifies suspected market-timing activity, the insurance company or qualified plan will be contacted and asked to take steps to prevent further market-timing activity (e.g., sending warning letters or blocking frequent trading by underlying contract owners or participants). Insurance companies may be prohibited by the terms of the underlying insurance contract from restricting short-term trading of mutual fund shares by contract owners, thereby limiting the ability of such insurance company to implement remedial steps to prevent market-timing activity in the Fund. If the insurance company or qualified plan is unwilling or unable to take remedial steps to discourage or prevent frequent trading, or does not take action promptly, certain contract owners or participants may be able to engage in frequent trading to the detriment of contract owners or participants with long-term interests in the Fund. If the insurance company or qualified plan refuses to take remedial action, or takes action that the Fund deems insufficient, a determination will be made whether it is appropriate to terminate the relationship with such insurance company or qualified plan.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s securities is available in the Fund’s SAI.

12

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

Potential Conflicts of Interest

As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. Morgan Stanley has advised clients and has sponsored, managed or advised other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the ‘‘Affiliated Investment Accounts’’) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. Conflicts of interest not described below may also exist.

For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.

Material Nonpublic Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity.

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and the Investment team, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an Investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts.

Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation.

Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.

Morgan Stanley’s Investment Banking Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.

General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between the Adviser, related persons of the Adviser and/or their clients. The Investment Advisers Act of 1940, the 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, the Adviser has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do

13

Morgan Stanley Variable Insurance Fund  |  Shareholder Information

Shareholder Information (Con’t)

arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. The Adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.

14

Morgan Stanley Variable Insurance Fund  |  Financial Highlights

Financial Highlights

The financial highlights table that follows is intended to help you understand the financial performance of the Fund’s Class II shares for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). In addition, this performance information does not include the impact of any charges by your insurance company. If it did, returns would be lower.

The ratios of expenses to average net assets listed in the table below for Class II shares are based on the average net assets of the Fund for each of the periods listed in the table. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

The information below has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the Fund’s SAI. The Annual Report to Shareholders (which includes the Fund’s financial statements) and SAI are available at no cost from the Company at the toll-free number noted on the back cover to this Prospectus or from your insurance company.

15

Morgan Stanley Variable Insurance Fund   |   Financial Highlights

U.S. Real Estate Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2019	2018	2017	2016(1)	2015
Net Asset Value, Beginning of Period	$19.40	$21.59	$21.26	$20.16	$20.02
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.45	0.46	0.40	0.29	0.25
Net Realized and Unrealized Gain (Loss)	3.14	(2.13)	0.20	1.04	0.12
Total from Investment Operations	3.59	(1.67)	0.60	1.33	0.37
Distributions from and/or in Excess of:
Net Investment Income	(0.36)	(0.52)	(0.27)	(0.23)	(0.23)
Net Realized Gain	(0.83)	—	—	—	—
Total Distributions	(1.19)	(0.52)	(0.27)	(0.23)	(0.23)
Net Asset Value, End of Period	$21.80	$19.40	$21.59	$21.26	$20.16
Total Return(3)	18.68%	(7.97)%	2.87%	6.55%	1.92%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$228,085	$218,290	$283,481	$298,254	$281,056
Ratio of Expenses Before Expense Limitation	1.22%	1.28%	1.32%	1.31%	1.35%
Ratio of Expenses After Expense Limitation	1.07%(4)	1.11%(4)(5)	1.17%(4)(6)	1.22%(4)(7)	1.25%(4)
Ratio of Expenses After Expense Limitation Excluding Non-Operating Expenses	N/A	N/A	N/A	N/A	1.25%(4)
Ratio of Net Investment Income	2.11%(4)	2.22%(4)	1.88%(4)	1.41%(4)	2.11%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00%(8)	0.00%(8)	0.00%(8)	0.01%	0.00%(8)
Portfolio Turnover Rate	20%	40%	44%	21%	26%

(1)

Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)	Per share amount is based on average shares outstanding.
(3)

Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)

The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”

(5)

Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.07% for Class II shares. Prior to
July 1, 2018, the maximum ratio was 1.15% for Class II shares.

(6)

Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class II shares. Prior to
July 1, 2017, the maximum ratio was 1.20% for Class II shares.

(7)

Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.20% for Class II shares. Prior to
July 1, 2016, the maximum ratio was 1.25% for Class II shares.

(8)	Amount is less than 0.005%.

16

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Where to Find Additional Information

Statement of Additional Information

In addition to this Prospectus, the Fund has an SAI, dated April 30, 2020 (as may be supplemented from time to time), which contains additional, more detailed information about the Company and the Fund. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports

The Company publishes Annual and Semi-Annual Reports (“Shareholder Reports”) containing financial statements. These reports contain additional information about the Fund’s investments. In the Fund’s Shareholder Reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Fund’s performance during that period. For additional Company information, including information regarding the investments comprising the Fund, and to make shareholder inquiries, please call 1-800-548-7786 or contact your insurance company.

You may obtain the SAI and Shareholder Reports without charge by contacting the Company at the toll-free number above or your insurance company or on our web site at www.morganstanley.com/im.

Shareholder Reports and other information about the Company are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

To aid you in obtaining this information, the Company’s 1940 Act registration number is 811-7607.

© 2020 Morgan Stanley.